As filed with the Securities and Exchange Commission on April 8, 2015

1933 Act File No. 333-202668

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☒Pre-Effective Amendment No.1 ☐ Post-Effective Amendment No.

(Check appropriate box or boxes)

Touchstone Strategic Trust

(Exact Name of Registrant as Specified in Charter)

513-878-4066

(Area Code and Telephone Number)

303 Broadway, Suite 1100, Cincinnati, Ohio 45202

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Jill T. McGruder

303 Broadway, Suite 900

Cincinnati, Ohio 45202

(Name and Address of Agent for Service)

Copies to:

Deborah Bielicke Eades, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
(312) 609-7661

Renee M. Hardt, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
(312) 609-7616

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A, Class C, Class Y and Institutional Class shares of beneficial interest, no par value per share, of Touchstone Large Cap Fund, a series of the Registrant, are being registered. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

TOUCHSTONE CAPITAL GROWTH FUND
a series of
TOUCHSTONE STRATEGIC TRUST
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(800) 543-0407

, 2015

Dear Shareholder:

We have important information concerning your investment in the Touchstone Capital Growth Fund (the “Capital Growth Fund”), a series of Touchstone Strategic Trust (the “Trust”).  As a shareholder of the Capital Growth Fund, we wish to inform you that the Board of Trustees of the Trust (the “Board”) has approved the reorganization, subject to shareholder approval, of the Capital Growth Fund into the Touchstone Large Cap Fund (the “Large Cap Fund,” and together with the Capital Growth Fund, the “Funds”), another series of the Trust (the “Reorganization”).  Effective as of the close of business on April 30, 2015, the Funds will have substantially the same investment goals and principal investment strategies and will be managed by the same sub-advisor.

The Reorganization is intended to eliminate the offering of overlapping funds and may provide potential efficiencies and economies of scale for the Funds.

Pursuant to an Agreement and Plan of Reorganization, the Capital Growth Fund will transfer all of its assets and liabilities to the Large Cap Fund.  As a result of the Reorganization, you will receive shares of the Large Cap Fund that will have a total value equal to the total value of your shares in the Capital Growth Fund.  The Capital Growth Fund will then cease operations and liquidate.  The Reorganization is expected to be completed on or about June 26, 2015.

The Board of the Trust recommends that you vote FOR the Reorganization proposal.

We have enclosed a Proxy Statement/Prospectus that describes the Reorganization proposal in greater detail, as well as important information about the Large Cap Fund.  The enclosed Proxy Statement/Prospectus also contains information about the appointment of Russell Implementation Services, Inc. (“Russell”) as interim sub-advisor to the Capital Growth Fund, effective as of the close of business on February 19, 2015, the appointment of The London Company of Virginia d/b/a The London Company (“The London Company”) as the permanent new sub-advisor to the Capital Growth Fund, effective as of the close of business on April 30, 2015, and certain related changes to the Fund’s principal investment strategies.  Please contact Shareholder Services at (800) 543-0407 with any questions.

Sincerely,

Jill T. McGruder
President
Touchstone Strategic Trust

QUESTIONS & ANSWERS

We recommend that you read the enclosed Proxy Statement/Prospectus.  In addition to the detailed information in the Proxy Statement/Prospectus, the following questions and answers provide an overview of key features of the Reorganization.

Q.                                   Why are we sending you the Proxy Statement/Prospectus?

A.                                    On February 12, 2015, the Board approved the Reorganization of the Capital Growth Fund into the Large Cap Fund.  As a shareholder of the Capital Growth Fund, you are receiving the enclosed Proxy Statement/Prospectus in connection with a special shareholder meeting of the Trust with respect to the Capital Growth Fund.  At the special meeting, shareholders of the Capital Growth Fund will be asked to vote on the approval of an Agreement and Plan of Reorganization providing for the Reorganization of the Capital Growth Fund into the Large Cap Fund.

Q.                                   Why has the Board recommended the Reorganization proposal?

A.                                    The Board approved the Reorganization in order to eliminate the offering of overlapping funds with substantially the same investment goals and principal investment strategies and to provide potential efficiencies and economies of scale for the Funds.  As described in the Proxy Statement/Prospectus, effective as of the close of business on April 30, 2015, the Funds will have substantially the same investment goals and principal investment strategies, and will be managed by the same sub-advisor.

Q.                                   What will happen to my existing shares?

A.                                    Immediately after the Reorganization, you will own shares of the Large Cap Fund that are equal in total value to the shares of the Capital Growth Fund that you hold as of the close of business on the business day immediately prior to the Reorganization (although the number of shares and the net asset value per share may be different).  Therefore, your investment will not lose any value as a result of the Reorganization.

Q.                                   How do the fees and expenses compare?

A.                                    The effective advisory fee rates of the Funds at current asset levels are the same, and the effective advisory fee rate of the combined Fund after the Reorganization, calculated using the pro forma combined assets of the Funds at current asset levels and the advisory fee schedule and breakpoints of the Large Cap Fund, would be the same as the current effective advisory fee rate of the Capital Growth Fund.  However, the advisory fee schedule for the Large Cap Fund has fewer and different breakpoints compared to the advisory fee schedule for the Capital Growth Fund and could result in higher advisory fees at certain asset levels (and lower advisory fees at other asset levels).  For Classes A and C shares, the Funds have the same 12b-1 fees and sales charges.  Class Y and Institutional Class shares of each Fund are not subject to any 12b-1 fees or sales charges.

In addition, each Fund has entered into an expense limitation agreement with Touchstone Advisors, Inc. (“Touchstone Advisors”), each Fund’s investment advisor.  Touchstone Advisors has contractually agreed to waive a portion of its fees and reimburse certain Fund expenses in order to limit annual fund operating expenses for each Fund.  The expense limitation for each share class of the Large Cap Fund is lower than the expense limitation for the corresponding share class of the Capital Growth Fund. Before giving effect to contractual fee waivers and expense reimbursements pursuant to the expense limitation agreement, the annual fund operating expenses of each class of shares of the Large Cap Fund (other than Institutional Class shares) are higher than the annual fund operating expenses of the corresponding class of shares of the Capital Growth Fund. The expense limitation agreement for the Capital Growth Fund is effective through October 29, 2015.  The expense limitation agreement for the Large Cap Fund is effective through October 29, 2016.

The section entitled “Summary—Reorganization—How do the Funds’ fees and expenses compare?” of the Proxy Statement/Prospectus compares the fees and expenses of the Funds in detail and the section entitled “The Funds’ Management—Expense Limitation Agreement” provides additional information regarding the expense limitation agreements.

Q.                                   How do the Funds’ investment goals and principal investment strategies compare?

A.                                    Effective as of the close of business on April 30, 2015, The London Company will become the sub-advisor to the Capital Growth Fund and will manage the Capital Growth Fund in accordance with its large-cap core composite strategy. As of the effective date of these changes, the Funds will have substantially the same investment goals and principal investment strategies.  The section of the Proxy Statement/Prospectus entitled “Summary—Reorganization—How do the Funds’ investment goals and principal investment strategies compare?” describes the investment goal and principal investment strategies of each Fund.

Q.                                   Will I have to pay federal income taxes as a result of the Reorganization?

A.                                    You are not expected to recognize any gain or loss for federal income tax purposes on the exchange of your shares of the Capital Growth Fund for shares of the Large Cap Fund.  The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.  The section entitled “Information About the Reorganization—Material Federal Income Tax Consequences” of the Proxy Statement/Prospectus provides additional information regarding the federal income tax consequences of the Reorganization.

In connection with the appointment of The London Company as the sub-advisor to the Capital Growth Fund and the related investment policy changes, which are separate from the Reorganization and do not require shareholder approval, it is expected that the Capital Growth Fund will sell approximately 92% of its investment portfolio.  The Capital Growth Fund will realize capital gains and incur brokerage commissions in connection with the repositioning.  The repositioning will occur whether or not the Reorganization is consummated.  For more information, please see the sections of the Proxy Statement/Prospectus entitled “Summary—Reorganization—What will be the primary federal income tax consequences of the Reorganization?,” “Summary—Reorganization—Will there be any repositioning costs?” and “Information About the Reorganization—Material Federal Income Tax Consequences.”

Q.                                   Who will manage the Large Cap Fund after the Reorganization?

A.                                    Touchstone Advisors serves as the investment advisor to both Funds.  Effective as of the close of business on April 30, 2015, both Funds will be managed by The London Company, the sub-advisor, and Stephen Goddard, CFA, the portfolio manager.  Touchstone Advisors, The London Company and Mr. Goddard will continue managing the Large Cap Fund after the Reorganization.  Accordingly, it is not expected that the management of your investment will change as a result of the Reorganization.  For more information please see the sections of the Proxy Statement/Prospectus entitled “Summary—Reorganization—Who will be the Advisor, Sub-Advisor, and Portfolio Manager of my Fund after the Reorganization?,” “The Funds’ Management—Investment Advisor” and “The Funds’ Management—Sub-Advisor and Portfolio Manager.”

Q.                                   Will I have to pay any sales load, commission, or other similar fee in connection with the Reorganization?

A.                                    No, you will not pay any sales load, commission, or other similar fee in connection with the shares you will receive in the Reorganization, and any contingent deferred sales charge (“CDSC”) holding period on your shares of the Capital Growth Fund will carry over to the shares of the Large Cap Fund that you receive in the Reorganization.

Q.                                   Who will pay the costs of the Reorganization?

A.                                    Touchstone Advisors will pay the costs of the Reorganization.

Q.                                   What if I redeem my shares before the Reorganization takes place?

A.                                    If you choose to redeem your shares before the Reorganization takes place, then the redemption will be treated as a normal sale of shares and, generally, will be a taxable transaction and may be subject to any applicable contingent deferred sales charge.

Q.                                   What will happen if shareholders of the Capital Growth Fund do not approve the Reorganization or the transaction is not completed?

A.                                    If the shareholders of the Capital Growth Fund do not approve the Reorganization or other closing conditions are not satisfied, the Reorganization will not be completed and the Board will consider other possible courses of action for the Capital Growth Fund, including continuing to operate the Fund as a stand-alone fund or merging the Fund into another Touchstone fund.

Q.                                   When will the Reorganization occur?

A.                                    The Reorganization is expected to be completed on or about June 26, 2015.

Q.                                   Who should I contact for more information?

A.                                    You can contact Shareholder Services at (800) 543-0407.

TOUCHSTONE CAPITAL GROWTH FUND
a series of
TOUCHSTONE STRATEGIC TRUST
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(800) 543-0407

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON MAY 26, 2015

To the Shareholders:

Notice is hereby given that a special meeting of shareholders of Touchstone Capital Growth Fund (the “Capital Growth Fund”), a series of Touchstone Strategic Trust (the “Trust”), will be held at the offices of the Trust, 303 Broadway, Suite 1100, Cincinnati, Ohio, 45202 on May 26, 2015 at 3:00 p.m., Eastern time, and any adjournment or postponement thereof (the “Special Meeting”).  At the Special Meeting, shareholders of the Capital Growth Fund will be asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization (the “Plan”) between the Capital Growth Fund and the Touchstone Large Cap Fund (the “Large Cap Fund”), each a series of the Trust, providing for (i) the transfer of all of the assets of the Capital Growth Fund to the Large Cap Fund in exchange for shares of the Large Cap Fund and the assumption by the Large Cap Fund of all of the liabilities of the Capital Growth Fund; and (ii) the termination of the Capital Growth Fund subsequent to the distribution of shares of the Large Cap Fund to the Capital Growth Fund’s shareholders in complete liquidation of that Fund (the “Reorganization”).

The Board of Trustees of the Trust (the “Board”) has fixed the close of business on March 27, 2015 as the record date for determination of shareholders entitled to notice of and to vote at the Special Meeting.

Please sign and return your proxy card in the postage paid return envelope or otherwise vote promptly regardless of the number of shares owned.

Shareholders who do not expect to attend the Special Meeting are requested to complete, sign, date and return the enclosed proxy card in the enclosed envelope, which needs no postage if mailed in the United States.  Shareholders may also vote by telephone or via the Internet.  Instructions for the proper execution of the proxy card are set forth immediately following this notice or, with respect to telephone or internet voting, on the proxy card.  It is important that you vote promptly.

Jill T. McGruder
President
Touchstone Strategic Trust

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Trust in validating your vote if you fail to sign your proxy card properly.

1.                                      Individual Accounts:  Sign your name exactly as it appears in the registration on the proxy card.

2.                                      Joint Accounts:  Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3.                                      All Other Accounts:  The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.  For example:

Registration	Valid Signature
Corporate Accounts
(1) ABC Corp.	ABC Corp.
(2) ABC Corp	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee
Trust Accounts
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe
Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

Every shareholder’s vote is important!
Please sign, date and return your
proxy card today!

Your proxy vote is important!

PROXY STATEMENT/PROSPECTUS

                , 2015

TOUCHSTONE LARGE CAP FUND
TOUCHSTONE CAPITAL GROWTH FUND
each, a series of
TOUCHSTONE STRATEGIC TRUST
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(800) 543-0407

This Proxy Statement/Prospectus is being furnished to shareholders of the Touchstone Capital Growth Fund (the “Capital Growth Fund”), a series of Touchstone Strategic Trust (the “Trust”).  The Board of Trustees of the Trust (the “Board”) has called a special meeting of shareholders of the Capital Growth Fund to be held at the offices of the Trust, 303 Broadway, Suite 1100, Cincinnati, Ohio 42502, on May 26, 2015 at 3:00 p.m., Eastern time, and any adjournment or postponement thereof (the “Special Meeting”).  This Proxy Statement/Prospectus and the enclosed proxy are first being sent to shareholders of the Capital Growth Fund on or about                 , 2015.

Shareholders of record of the Capital Growth Fund as of the close of business on March 27, 2015 (the “Record Date”) are entitled to vote at the Special Meeting and any adjournments or postponements thereof.  At the Special Meeting, shareholders of the Capital Growth Fund will be asked to consider a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) between the Capital Growth Fund and the Touchstone Large Cap Fund (the “Large Cap Fund”), each a series of the Trust, providing for (i) the transfer of all of the assets of the Capital Growth Fund to the Large Cap Fund in exchange for shares of the Large Cap Fund and the assumption by the Large Cap Fund of all of the liabilities of the Capital Growth Fund; and (ii) the termination of the Capital Growth Fund subsequent to the distribution of shares of the Large Cap Fund to the Capital Growth Fund’s shareholders in complete liquidation of that Fund (the “Reorganization”).

The Board has approved the proposed Reorganization.  Upon the exchange of the assets and the liabilities, as set forth in the Plan, of the Capital Growth Fund for shares of the Large Cap Fund, the Capital Growth Fund will completely liquidate and distribute to its shareholders of record shares of the Large Cap Fund received in the Reorganization.  You will receive shares of the Large Cap Fund in an amount equal in value to the shares of the Capital Growth Fund that you hold as of the close of business on the business day immediately prior to the Reorganization (although the number of shares and the net asset value per share may be different).  As a shareholder of the Capital Growth Fund, you are being asked to vote to approve the Plan pursuant to which these transactions will be accomplished.  The Reorganization is expected to be completed on or about June 26, 2015.

Each of the Capital Growth Fund and the Large Cap Fund is a series of a registered open-end investment company (mutual fund).  The Capital Growth Fund and the Large Cap Fund are sometimes referred to in this Proxy Statement/Prospectus individually as a “Fund” and collectively as the “Funds.”

This Proxy Statement/Prospectus, which you should read carefully and retain for future reference, concisely presents the information that you should know about the Funds and the Reorganization.  This document also serves as a prospectus for the Large Cap Fund in connection with the shares of the Large Cap Fund to be issued in the Reorganization.

A Statement of Additional Information (“SAI”) dated                 , 2015 relating to this Proxy Statement/Prospectus and the Reorganization has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Proxy Statement/Prospectus.

Additional information concerning the Capital Growth Fund and the Large Cap Fund is contained in the documents described below, all of which have been filed with the SEC.  Each document is incorporated by reference into this Proxy Statement/Prospectus (meaning that they are legally considered to be part of this Proxy Statement/Prospectus) only insofar as they relate to the Capital Growth Fund and the Large Cap Fund.  No other parts of such documents are incorporated by reference herein.

Information About the Capital Growth Fund and the Large Cap Fund:	How to Obtain this Information:

Prospectuses

1.              Prospectus relating to the Touchstone Capital Growth Fund dated October 30, 2014, as supplemented through the date of this Proxy Statement/Prospectus.

2.              Prospectus relating to the Touchstone Large Cap Fund dated October 30, 2014, as supplemented through the date of this Proxy Statement/Prospectus.

Statements of Additional Information

1.              SAI relating to the Touchstone Capital Growth Fund dated October 30, 2014, as supplemented through the date of this Proxy Statement/Prospectus.

2.              SAI relating to the Touchstone Large Cap Fund dated October 30, 2014, as supplemented through the date of this Proxy Statement/Prospectus.

Annual and Semi-Annual Reports

1.              Annual Report relating to the Touchstone Capital Growth Fund for the fiscal year ended June 30, 2014.

2.              Semi-Annual Report (unaudited) relating to the Touchstone Capital Growth Fund for the six months ended December 31, 2014.

3.              Semi-Annual Report (unaudited) relating to the Touchstone Large Cap Fund for the six months ended December 31, 2014.

Copies are available upon request and without charge if you:

•                Write to Touchstone Strategic Trust, P.O. Box 9878, Providence, RI 02940; or

•                Call (800) 543-0407 toll-free; or

•                Download a copy from touchstoneinvestments.com/literature-center/fund-literature.htm.

You can also obtain copies of any of the above-referenced documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.  Copies are available for a fee by electronic request at the following e-mail address:  publicinfo@sec.gov, or from the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

This Proxy Statement/Prospectus concisely sets forth the information shareholders of the Capital Growth Fund should know before voting on the Reorganization (in effect, investing in shares of the Large Cap Fund) and constitutes an offering of shares of beneficial interest, no par value, of the Large Cap Fund.  Please read it carefully and retain it for future reference.

In addition, this document serves as an Information Statement with respect to the appointment of Russell Implementation Services, Inc. (“Russell”) as the interim sub-advisor to the Capital Growth Fund, effective as of the close of business on February 19, 2015, and the appointment of The London Company of Virginia d/b/a The London Company (“The London Company”) as the permanent new sub-advisor to the Capital Growth Fund, effective as of the close of business on April 30, 2015.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES.  ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in the Large Cap Fund:

•                  is not a deposit of, or guaranteed by, any bank

•                  is not insured by the FDIC, the Federal Reserve Board or any other government agency

•                  is not endorsed by any bank or government agency

•                  involves investment risk, including possible loss of your original investment

Summary	1

Background	1

Reorganization	1

What are the reasons for the Reorganization?	1

What are the key features of the Reorganization?	1

After the Reorganization, what shares of the Large Cap Fund will I own?	2

How do the Funds’ investment goals and principal investment strategies compare?	2

How do the Funds’ fees and expenses compare?	3

How do the Funds’ performance records compare?	8

Will I be able to purchase, redeem, and exchange shares the same way?	10

Will I be able to receive distributions the same way?	10

Who will be the Advisor, Sub-Advisor, and Portfolio Manager of my Fund after the Reorganization?	10

What will be the primary federal income tax consequences of the Reorganization?	11

Will there be any repositioning costs?	11

Comparison of Investment Goals, Principal Investment Strategies and Risks	12

Investment Goals and Principal Investment Strategies	12

Principal Risks	12

Information About the Reorganization	14

Reasons for the Reorganization	14

Agreement and Plan of Reorganization	15

Description of the Securities to be Issued	15

Material Federal Income Tax Consequences	16

Pro Forma Capitalization	19

The Funds’ Management	20

Investment Advisor	20

Sub-Advisor and Portfolio Manager	21

Investment Advisory Fees	21

Advisory and Sub-Advisory Agreement Approval	21

Expense Limitation Agreement	21

Other Service Providers	22

Choosing a Class of Shares	23

i

(continued)

ii

SUMMARY

This section summarizes the primary features of the Reorganization.  It may not contain all of the information that is important to you.  To understand the Reorganization, you should read this entire Proxy Statement/Prospectus and the exhibits.  This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus, the SAI, and the Plan, a form of which is attached to this Proxy Statement/Prospectus as Exhibit A.

Background

Prior to the close of business on February 19, 2015, Ashfield Capital Partners, LLC (“Ashfield”) served as sub-advisor to the Capital Growth Fund.  At a meeting on February 12, 2015, the Board of the Trust approved the appointment of The London Company as the new sub-advisor to the Capital Growth Fund, to take effect as of the close of business on April 30, 2015.  As of the effective date, The London Company will manage the Capital Growth Fund in accordance with its large-cap core composite strategy.  The London Company’s strategy focuses on large-cap companies.  The London Company’s investment style is a core, rather than a growth, investment style, which is typically defined as a blend between value and growth.

The Board approved the appointment of Russell to serve as interim sub-advisor to the Capital Growth Fund from February 19, 2015 through April 30, 2015.  As the Capital Growth Fund’s interim sub-advisor, Russell will manage the Fund to achieve returns similar to the Fund’s current benchmark, the Russell 1000® Growth Index.

The appointment of The London Company as the permanent sub-advisor to the Capital Growth Fund, the related investment policy changes and the repositioning of the Fund’s portfolio as a result of the sub-advisor change are collectively referred to in this Proxy Statement/Prospectus as the “Restructuring.”

Unless otherwise indicated, descriptions of the Capital Growth Fund’s investment goal, principal investment strategies, risks and management in this Proxy Statement/Prospectus are reflective of the Capital Growth Fund after the Restructuring.

Reorganization

What are the reasons for the Reorganization?

Following the Restructuring, the Capital Growth Fund and the Large Cap Fund will be managed by the same sub-advisor and will have substantially the same investment goals and principal investment strategies.  The Reorganization is designed to eliminate the offering of overlapping funds and may lead to potential efficiencies and economies of scale.

At the February 12, 2015 meeting, the Board, including those Trustees who are not “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), determined that the Reorganization was in the best interests of the Funds and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization.  The Board approved the Reorganization and recommended that shareholders of the Capital Growth Fund approve the Reorganization at the Special Meeting.  For more information, please see the section entitled “Information About the Reorganization—Reasons for the Reorganization.”

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization.  The Plan provides for the following:

•                  the transfer of all of the assets of the Capital Growth Fund to the Large Cap Fund in exchange for shares of the Large Cap Fund and the assumption by the Large Cap Fund of all of the liabilities of the Capital Growth Fund;

•                  the termination of the Capital Growth Fund subsequent to the distribution of shares of the Large Cap Fund to the Capital Growth Fund’s shareholders in complete liquidation of the Capital Growth Fund; and

•                  the receipt of an opinion of counsel that the Reorganization qualifies as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about June 26, 2015.

After the Reorganization, what shares of the Large Cap Fund will I own?

Each Fund is a series of a registered open-end management investment company (i.e., a mutual fund).  In the Reorganization, you will receive the same class of shares in the Large Cap Fund as you currently own in the Capital Growth Fund.  The Large Cap Fund shares you receive will have the same total value as your shares of the Capital Growth Fund as of the close of business on the business day immediately prior to the Reorganization.

How do the Funds’ investment goals and principal investment strategies compare?

Following the Restructuring, the Funds will have substantially the same investment goals and principal investment strategies, as outlined below.  The Funds also have the same fundamental investment limitations, which are set forth in Exhibit B.

Each Fund’s investment goal is to seek to provide investors with long-term capital growth.  Each Fund invests, under normal market conditions, at least 80% of its assets in common stocks of large capitalization U.S. listed companies.  This is a nonfundamental investment policy that the Fund can change upon 60-day prior notice to shareholders.  For purposes of each Fund, a large capitalization company has a market capitalization within the range represented in the Russell 1000® Index (between $712 million and $618 billion as of August 31, 2014) at the time of purchase.  The size of the companies in the Russell 1000® Index will change with market conditions.

Each Fund’s sub-advisor, The London Company, seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the companies’ respective private market values.  Guiding principles of The London Company’s large-cap philosophy include:  (1) a focus on cash return on tangible capital, not earnings per share; (2) balance sheet optimization; (3) optimal allocation of investments is essential to good investment results; and (4) low turnover and tax sensitivity enhances real returns.  The London Company utilizes a bottom-up approach in the security selection process.  The firm screens a large-cap universe against an internally developed quantitative model, scoring companies along several dimensions, including return on capital, earnings to enterprise value ratio, and free cash flow yield.  The portfolio management team seeks companies that are trading at 30-40% discount to intrinsic value.  The London Company looks at a company’s corporate governance structure and management incentives to try to ascertain whether management’s interests are aligned with shareholders’ interests.  The London Company seeks to identify the sources of a company’s competitive advantage as well as what levers management has at its disposal to increase shareholder value.  Securities are ultimately added to the Fund when The London Company determines that the risk/reward profile of the security has made it attractive to warrant purchase.

Each Fund is classified as a non-diversified fund and will typically hold approximately 30 to 40 securities.  The London Company invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.

The London Company generally sells a security when: it becomes overvalued and has reached its price target; the issuer’s fundamentals deteriorate; there is significant trading activity by insiders; or there is a more promising alternative.  The London Company may also sell a security to adjust a Fund’s overall portfolio risk.

How do the Funds’ fees and expenses compare?

Comparative Fee Tables.  The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each Fund.  Pro forma expenses project anticipated expenses of the Large Cap Fund following the Reorganization.  Actual expenses may be greater or less than those shown.  The shareholder transaction expenses presented below show the maximum sales charge (load) on purchases of Fund shares as a percentage of offering price.  The Capital Growth Fund shareholders will not pay any front-end sales charge on any shares of the Large Cap Fund received as part of the Reorganization, but any contingent deferred sales charge (“CDSC”) holding period will carry over.  Information regarding sales charge discounts for which you may qualify with respect to future purchases of Class A shares of the Large Cap Fund is included in the section entitled “Choosing a Class of Shares—Class A Shares” below.  Expense ratios reflect annual fund operating expenses for the 12 months ended June 30, 2014 for the Capital Growth Fund and the estimated annualized expenses for the period July 9, 2014 (commencement of operations) to June 30, 2015 for the Large Cap Fund.  Pro forma numbers are estimated as if the Reorganization had been completed as of June 30, 2015 and do not include the estimated costs of the Reorganization.  Neither the Funds nor the shareholders will bear any Reorganization costs.

	Capital Growth Fund Class A	Large Cap Fund Class A	Large Cap Fund after Reorganization (pro forma combined) Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	5.75%	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.70%	0.70%	0.70%
Distribution or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	1.70%(1)	8.39%	1.62%
Total Annual Fund Operating Expenses	2.65%(1),(2)	9.34%	2.57%
Fee Waiver or Expense Reimbursement(3)	—	(8.22)%	(1.45)%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	2.65%	1.12%	1.12%

(1)                       Other Expenses have been restated to reflect contractual changes to the Fund’s Administration Agreement effective January 1, 2015.

(2)                       The Total Annual Fund Operating Expenses have been restated to reflect contractual changes in the Fund’s Administration Agreement and will differ from the ratio of expenses to average net assets that are included in the Fund’s Annual Report dated June 30, 2014.

(3)                       Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 1.25% of average monthly net assets for Class A shares of the Capital Growth Fund and to 1.12% of average monthly net assets for Class A shares of the Large Cap Fund.  Fee waivers and expense reimbursements are calculated and applied monthly, based on each Fund’s average net assets during such month.  The expense limitation agreement for the Capital Growth Fund is effective through October 29, 2015 and is not expected to be renewed.  The expense limitation agreement for the Large Cap Fund is effective through October 29, 2016.  The agreement can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund.  The terms of Touchstone Advisors’ expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund.  No recoupment will occur unless the Fund’s expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.  See the discussion entitled “The Funds’ Management—Expense Limitation Agreement” in this Proxy Statement/Prospectus for more information.

	Capital Growth Fund Class C	Large Cap Fund Class C	Large Cap Fund after Reorganization (pro forma combined) Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	1.00%	1.00%	1.00%
Wire Redemption Fee	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.70%	0.70%	0.70%
Distribution or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	7.20%(1)	17.70%	5.03%
Total Annual Fund Operating Expenses	8.90%(1),(2)	19.40%	6.73%
Fee Waiver or Expense Reimbursement(3)	—	(17.53)%	(4.86)%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	8.90%	1.87%	1.87%

(1)                       Other Expenses have been restated to reflect contractual changes to the Fund’s Administration Agreement effective January 1, 2015.

(2)                       The Total Annual Fund Operating Expenses have been restated to reflect contractual changes in the Fund’s Administration Agreement and will differ from the ratio of expenses to average net assets that are included in the Fund’s Annual Report dated June 30, 2014.

(3)                       Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 2.00% of average monthly net assets for Class C shares of the Capital Growth Fund and to 1.87% of average monthly net assets for Class C shares of the Large Cap Fund.  Fee waivers and expense reimbursements are calculated and applied monthly, based on each Fund’s average net assets during such month.  The expense limitation agreement for the Capital Growth Fund is effective through October 29, 2015 and is not expected to be renewed.  The expense limitation agreement for the Large Cap Fund is effective through October 29, 2016.  The agreement can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund. The terms of Touchstone Advisors’ expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund.  No recoupment will occur unless the Fund’s expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.  See the discussion entitled “The Funds’ Management—Expense Limitation Agreement” in this Proxy Statement/Prospectus for more information.

	Capital Growth Fund Class Y	Large Cap Fund Class Y	Large Cap Fund after Reorganization (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Wire Redemption Fee	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.70%	0.70%	0.70%
Other Expenses	0.38%(1)	1.19%	0.38%
Total Annual Fund Operating Expenses	1.08%(1),(2)	1.89%	1.08%
Fee Waiver or Expense Reimbursement(3)	—	(1.02)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.08%	0.87%	0.87%

(1)                       Other Expenses have been restated to reflect contractual changes to the Fund’s Administration Agreement effective January 1, 2015.

(2)                       The Total Annual Fund Operating Expenses have been restated to reflect contractual changes in the Fund’s Administration Agreement and will differ from the ratio of expenses to average net assets that are included in the Fund’s Annual Report dated June 30, 2014.

(3)                       Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 1.00% of average monthly net assets for Class Y shares of the Capital Growth Fund and to 0.87% of average monthly net assets for Class Y shares of the Large Cap Fund.  Fee waivers and expense reimbursements are calculated and applied monthly, based on each Fund’s average net assets during such month.  The expense limitation agreement for the Capital Growth Fund is effective through October 29, 2015 and is not expected to be renewed.  The expense limitation agreement for the Large Cap Fund is effective through October 29, 2016.  The agreement can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund.  The terms of Touchstone Advisors’ expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund.  No recoupment will occur unless the Fund’s expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.  See the discussion entitled “The Funds’ Management—Expense Limitation Agreement” in this Proxy Statement/Prospectus for more information.

	Capital Growth Fund Institutional Class	Large Cap Fund Institutional Class	Large Cap Fund after Reorganization (pro forma combined) Institutional Class
Shareholder Fees (fees paid directly from your investment)
Wire Redemption Fee	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.70%	0.70%	0.70%
Other Expenses	24.19%(1)	0.38%	0.29%
Total Annual Fund Operating Expenses	24.89%(1),(2)	1.08%	0.99%
Fee Waiver or Expense Reimbursement(3)	—	(0.31)%	(0.22)%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	24.89%	0.77%	0.77%

(1)                       Other Expenses have been restated to reflect contractual changes to the Fund’s Administration Agreement effective January 1, 2015.

(2)                       The Total Annual Fund Operating Expenses have been restated to reflect contractual changes in the Fund’s Administration Agreement and will differ from the ratio of expenses to average net assets that are included in the Fund’s Annual Report dated June 30, 2014.

(3)                       Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 0.90% of average monthly net assets for Institutional Class shares of the Capital Growth Fund and to 0.77% of average monthly net assets for Institutional Class shares of the Large Cap Fund.  Fee waivers and expense reimbursements are calculated and applied monthly, based on each Fund’s average net assets during such month.  The expense limitation agreement for the Capital Growth Fund is effective through October 29, 2015 and is not expected to be renewed.  The expense limitation agreement for the Large Cap Fund is effective through October 29, 2016.  The agreement can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund.  The terms of Touchstone Advisors’ expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund.  No recoupment will occur unless the Fund’s expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.  See the discussion entitled “The Funds’ Management—Expense Limitation Agreement” in this Proxy Statement/Prospectus for more information.

Expense Example.  The example is intended to help you compare the cost of investing in each Fund and the Large Cap Fund (Pro Forma Combined), assuming the Reorganization takes place.  The example assumes that you invest $10,000 for the time periods indicated and redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the operating expenses remain as shown above (assuming one year of capped expenses in each period for the Large Cap Fund).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
Classes	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A
Capital Growth Fund	$827	$1,349	$1,896	$3,380	$827	$1,349	$1,896	$3,380
Large Cap Fund	$683	$2,434	$4,036	$7,471	$683	$2,434	$4,036	$7,471

	Assuming Redemption				Assuming No Redemption
Classes	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Large Cap Fund after Reorganization (Pro Forma Combined)	$683	$1,199	$1,741	$3,214	$683	$1,199	$1,741	$3,214
Class C
Capital Growth Fund	$972	$2,516	$4,035	$7,344	$872	$2,516	$4,035	$7,344
Large Cap Fund	$290	$3,636	$6,161	$9,901	$190	$3,636	$6,161	$9,901
Large Cap Fund after Reorganization (Pro Forma Combined)	$290	$1,554	$2,871	$5,968	$190	$1,554	$2,871	$5,968
Class Y
Capital Growth Fund	$110	$343	$594	$1,317	$110	$343	$594	$1,317
Large Cap Fund	$89	$495	$926	$2,128	$89	$495	$926	$2,128
Large Cap Fund after Reorganization (Pro Forma Combined)	$89	$322	$573	$1,295	$89	$322	$573	$1,295
Institutional Class
Capital Growth Fund	$2,242	$5,477	$7,552	$10,043	$2,242	$5,477	$7,552	$10,043
Large Cap Fund	$79	$313	$566	$1,290	$79	$313	$566	$1,290
Large Cap Fund after Reorganization (Pro Forma Combined)	$79	$293	$524	$1,190	$79	$293	$524	$1,190

Portfolio Turnover.  Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Funds’ performance.  As of its most recent fiscal year end, the portfolio turnover rate for the Capital Growth Fund was 30%.  As of December 31, 2014, the portfolio turnover rates for the Capital Growth Fund and the Large Cap Fund were 21% and 4%, respectively.

How do the Funds’ performance records compare?

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year as compared to the Russell 1000® Growth Index (the current benchmark index for the Capital Growth Fund) and the Russell 1000® Index (the benchmark index for the Large Cap Fund).  The bar charts do not reflect any sales charges, which would reduce your return.  The Funds’ past performance (before and after taxes) does not indicate how the Funds will perform in the future.  Updated performance is available at no cost by visiting TouchstoneInvestments.com or by calling (800) 543-0407.

Touchstone Capital Growth Fund—Class Y Total Return as of December 31

Best Quarter: 1st Quarter 2012 16.50%	Worst Quarter: 4th Quarter 2008 (26.94)%

Touchstone Large Cap Fund—Class Y shares Total Return as of December 31

Fund performance information is only shown when it has had a full calendar year of operations. Since Touchstone Large Cap Fund is a new series, there is no chart included. See the Average Annual Total Returns table below for performance information for the period ended December 31, 2014.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  After-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  After-tax returns shown in the table are for each Fund’s Class Y shares.  After-tax returns for other share classes will vary.

The inception dates of Class A shares, Class C shares, Class Y shares and Institutional Class shares of the Capital Growth Fund were September 30, 2003, April 12, 2012, November 29, 1996 and December 20, 2006, respectively.  Classes A, C and Institutional Class shares of the Capital Growth Fund use the historical performance of Class Y shares.  The inception date of Class A shares, Class C shares, Class Y shares and Institutional Class shares of the Large Cap Fund was July 9, 2014.  Each class’s performance reflects its fees and expenses.

Performance of the Capital Growth Fund reflects the performance of Ashfield, the Fund’s previous sub-advisor, under the investment policies and strategies of the Fund that were effective prior to the Restructuring.

Average Annual Total Returns
For the periods ended December 31, 2014

				Large Cap Fund
	Capital Growth Fund			Since Inception
	1 Year	5 Years	10 Years	(7/9/14)
Class Y
Return Before Taxes	6.81%	13.43%	6.24%	7.70%
Return After Taxes on Distributions	6.29%	13.28%	6.16%	7.68%
Return After Taxes on Distributions and Sale of Fund Shares	4.28%	10.77%	5.02%	4.38%
Class A
Return Before Taxes	0.45%	11.81%	5.34%	1.39%
Class C
Return Before Taxes	4.78%	12.62%	5.34%	6.30%
Institutional Class
Return Before Taxes	6.96%	13.53%	6.36%	7.72%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	13.05%	15.81%	8.49%	5.77%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	13.24%	15.64%	7.96%	5.06%

Will I be able to purchase, redeem, and exchange shares the same way?

Yes, after the Reorganization you will be able to purchase, redeem, and exchange shares of the Large Cap Fund the same way that you purchase, redeem, and exchange shares of the Capital Growth Fund.  For more information, see the sections entitled “Choosing a Class of Shares—Buying and Selling Fund Shares” and “Choosing a Class of Shares—Exchange Privileges of the Funds.”

Will I be able to receive distributions the same way?

Yes, after the Reorganization you will be able to receive distributions the same way.  Like the Capital Growth Fund, the Large Cap Fund intends to annually distribute to its shareholders substantially all of its income and capital gains.  After the Reorganization, any income and capital gains will be reinvested in the class of shares of the Large Cap Fund you receive in the Reorganization or, if you have so elected, distributed in cash.  For more information, see the section entitled “Choosing a Class of Shares—Distribution Policy.”

Who will be the Advisor, Sub-Advisor, and Portfolio Manager of my Fund after the Reorganization?

For each Fund, Touchstone Advisors, The London Company, and Stephen Goddard, CFA, respectively serve as the investment advisor, sub-advisor, and portfolio manager.  After the Reorganization, each will continue in their current capacity.  For additional information regarding Touchstone Advisors, The London Company and Mr. Goddard, please see the section entitled “The Funds’ Management—Investment Advisor” and “The Funds’ Management—Sub-Advisor and Portfolio Manager.”

What will be the primary federal income tax consequences of the Reorganization?

The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.  If the Reorganization so qualifies, then generally no gain or loss will be recognized for federal income tax purposes by the Funds or their respective shareholders as a direct result of the Reorganization.  As a condition to the closing of the Reorganization, the Funds will each receive an opinion from the law firm of Vedder Price P.C. that the Reorganization qualifies as a tax-free reorganization within the meaning of section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The opinion, however, is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS or a court from taking a contrary position.  See “Information About the Reorganization—Material Federal Income Tax Consequences” for more information on the material federal income tax consequences of the Reorganization.

Will there be any repositioning costs?

Because the Capital Growth Fund and the Large Cap Fund will have substantially the same investment goals and principal investment strategies and will be managed by the same sub-advisor following the Restructuring, no material repositioning costs are expected to be incurred by either Fund as a direct result of the Reorganization.

However, in connection with the Restructuring, which is separate from the Reorganization and does not require shareholder approval, it is estimated that approximately 92% of the Capital Growth Fund’s investment portfolio will be sold prior to the Reorganization.  The portfolio repositioning related to the Restructuring would have resulted in realized gains of approximately $60.9 million, or approximately $9.03 per share, if the securities had been sold as of December 31, 2014.  The portfolio repositioning related to the Restructuring will result in a capital gain distribution to the Capital Growth Fund’s shareholders.  The distribution will occur in 2015 following the Restructuring.  The amount of the distribution may be reduced by the Capital Growth Fund’s capital loss carryforward balance of $6,801,435, which is subject to annual limitations.  In addition, the Capital Growth Fund is expected to incur brokerage commissions of approximately $42,351, based on average commission rates historically paid by the Capital Growth Fund, in connection with the portfolio repositioning.  The portfolio repositioning will occur whether or not the Reorganization is consummated.

COMPARISON OF INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Following the Restructuring, the investment goals, principal investment strategies and risks of each Fund will be substantially the same.  For more information on the risks associated with Funds, see each Fund’s prospectus and SAI.

Investment Goals and Principal Investment Strategies

Each Fund’s investment goal is to seek to provide investors with long-term capital growth.  Each Fund invests, under normal market conditions, at least 80% of its assets in common stocks of large capitalization U.S. listed companies.  This is a nonfundamental investment policy that the Fund can change upon 60-day prior notice to shareholders.  For purposes of each Fund, a large capitalization company has a market capitalization within the range represented in the Russell 1000® Index (between $712 million and $618 billion as of August 31, 2014) at the time of purchase.  The size of the companies in the Russell 1000® Index will change with market conditions.

Each Fund’s sub-advisor, The London Company, seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the companies’ respective private market values.  Guiding principles of The London Company’s large-cap philosophy include:  (1) a focus on cash return on tangible capital, not earnings per share; (2) balance sheet optimization; (3) optimal allocation of investments is essential to good investment results; and (4) low turnover and tax sensitivity enhances real returns.  The London Company utilizes a bottom-up approach in the security selection process.  The firm screens a large-cap universe against an internally developed quantitative model, scoring companies along several dimensions including return on capital, earnings to enterprise value ratio, and free cash flow yield.  The portfolio management team seeks companies that are trading at 30-40% discount to intrinsic value.  The London Company looks at a company’s corporate governance structure and management incentives to try to ascertain whether management’s interests are aligned with shareholders’ interests.  The London Company seeks to identify the sources of a company’s competitive advantage as well as what levers management has at its disposal to increase shareholder value.  Securities are ultimately added to the Fund when The London Company determines that the risk/reward profile of the security has made it attractive to warrant purchase.

Each Fund is classified as a non-diversified fund and will typically hold approximately 30 to 40 securities.  The London Company invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.

The London Company generally sells a security when: it becomes overvalued and has reached its price target; the issuer’s fundamentals deteriorate; there is significant trading activity by insiders; or there is a more promising alternative.  The London Company may also sell a security to adjust a Fund’s overall portfolio risk.

Principal Risks

Each Fund’s share price will fluctuate.  You could lose money on your investment in each Fund, and each Fund could return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks discussed below.

Equity Securities Risk:  The Fund is subject to the risk that equity prices will decrease, which could result in a decline in the value of the Fund’s shares.  This price volatility and the Fund’s unsecured ownership status as an equity holder are the principal risks to its equity investments.

Large-Cap Risk:  Stocks of larger companies may underperform relative to those of small- and mid-sized companies, especially during extended periods of economic expansion.

Management Risk:  In managing the Fund’s portfolio, Touchstone Advisors engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that Touchstone Advisors may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if a sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Non-Diversification Risk:  Subject to federal income tax restrictions relating to the Fund’s qualification as a regulated investment company, as a non-diversified fund, the Fund may invest a significant percentage of its assets in the securities of a single issuer or limited number of issuers.  As a result, the Fund may be more sensitive to economic, political, and regulatory developments relating to the issuer or group of issuers in which it invests.  This may increase the volatility of the Fund’s investment performance.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

The Reorganization is designed to eliminate the offering of overlapping funds with substantially the same investment goals and principal investment strategies and the same sub-advisor.  The Reorganization may lead to potential efficiencies and economies of scale.  At a meeting held on February 12, 2015, the Board, including the Independent Trustees, determined that the Reorganization was in the best interests of the Funds and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization.  The Board approved the Reorganization and recommended that shareholders of the Capital Growth Fund approve the Reorganization at the Special Meeting.

In evaluating the Reorganization, the Board requested and reviewed, with the assistance of independent legal counsel, materials furnished by Touchstone Advisors, the investment advisor to the Funds.  These materials included information regarding the operations and financial conditions of the Funds and the principal terms and conditions of the Reorganization, including that the Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.  The Board considered the following factors, among others:

•                  the investment goals, principal investment strategies, sub-advisor and portfolio manager of the Funds both before and after the Restructuring;

•                  the historical investment performance record of the Funds and the expected continuity of day-to-day Fund management through The London Company;

•                  the advice and recommendation of Touchstone Advisors, including its opinion that the Reorganization would be in the best interests of the Funds and that the combined fund would have a greater opportunity to achieve asset level breakpoints in its advisory fee schedule than either Fund operating individually;

•                  the investment advisory fee and other fees paid by the Funds, the expense ratios of the Funds and the contractual limitations on the Funds’ expenses;

•                  the anticipated benefits to the Funds, including operating efficiencies, that may be achieved from the Reorganization;

•                  that the expenses of the Reorganization would not be borne by the Funds’ shareholders;

•                  the terms and conditions of the Reorganization, including the Large Cap Fund’s assumption of all of the liabilities of the Capital Growth Fund;

•                  the anticipated federal income tax-free nature of the Reorganization; and

•                  alternatives available to shareholders of the Capital Growth Fund, including the ability to redeem their shares.

During their assessment, the Board met with independent legal counsel regarding the legal issues involved.  After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Board concluded that the Reorganization would be in the best interests of each Fund and the interests of existing shareholders of the Funds would not be diluted as a result of the Reorganization.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan, a form of which is set forth in Exhibit A.  The Plan provides that all of the assets of the Capital Growth Fund will be transferred to the Large Cap Fund solely in exchange for shares of the Large Cap Fund and the assumption by the Large Cap Fund of all the liabilities of the Capital Growth Fund on or about June 26, 2015 or such other date as may be agreed upon by the parties (the “Closing Date”).  The class or classes of the Large Cap Fund shares that you will receive in connection with the Reorganization will be the same as the class or classes of the Capital Growth Fund shares that you own immediately prior to the closing.

Prior to the Closing Date, the Capital Growth Fund will endeavour to discharge all of its known liabilities and obligations.  In addition, on or prior to the Closing Date, for tax reasons, the Capital Growth Fund will distribute to its shareholders all of the Capital Growth Fund’s investment company taxable income (computed without regard to any deduction for dividends paid) for all taxable periods ending on or before the Closing Date, all of the Capital Growth Fund’s net tax exempt income for all taxable periods ending on or before the Closing Date, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction by any available capital loss carryforwards).

BNY Mellon Investment Servicing (US) Inc., the sub-administrator for the Funds, will compute the value of the Capital Growth Fund’s portfolio of securities.  The method of valuation employed will be consistent with the valuation procedures described in the Trust’s declaration of trust and the Capital Growth Fund’s prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the Funds.

As soon after the closing as practicable, the Capital Growth Fund will distribute pro rata to its shareholders of record as of the closing the full and fractional shares of the Large Cap Fund received by the Capital Growth Fund.  The liquidation and distribution will be accomplished by the establishment of accounts in the names of the Capital Growth Fund’s shareholders on the Large Cap Fund’s share records of its transfer agent.  Each account will represent the respective pro rata number of full and fractional shares of the Large Cap Fund due to a Capital Growth Fund shareholder.  All issued and outstanding shares of the Capital Growth Fund will be cancelled.  After these distributions and the winding up of its affairs, the Capital Growth Fund will be liquidated and terminated.

The Reorganization is subject to the satisfaction or waiver of the conditions set forth in the Plan.  The Plan may be terminated (a) by the mutual agreement of the Capital Growth Fund and the Large Cap Fund; or (b) at or prior to the closing by either party (1) because of a breach by the other of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the closing, if not cured within 30 days, or (2) because a condition in the Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

Whether or not the Reorganization is consummated, Touchstone Advisors will pay the expenses incurred by the Funds in connection with the Reorganization.

Description of the Securities to be Issued

Shareholders of the Capital Growth Fund as of the closing will receive full and fractional shares of the Large Cap Fund in accordance with the terms of the Plan.  The shares of the Large Cap Fund to be issued in connection with the Reorganization will be fully paid and non-assessable when issued.  Shares of the Large Cap Fund to be issued in the Reorganization will have no preemptive or conversion rights and no share certificates will be issued.

Material Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization that are applicable to you as a Capital Growth Fund shareholder.  It is based on the Code, applicable U.S. Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy Statement/Prospectus and all of which are subject to change, including changes with retroactive effect.  The discussion below does not address any state, local, or foreign tax consequences of the Reorganization.  Your tax treatment may vary depending upon your particular situation.  You also may be subject to special rules not discussed below if you are a certain kind of Capital Growth Fund shareholder, including, but not limited to:  an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or an entity that is not organized under the laws of the United States or a political subdivision thereof; a holder of Capital Growth Fund shares as part of a hedge, straddle, or conversion transaction; a person who does not hold Capital Growth Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code.  As a condition to the closing of the Reorganization, the Capital Growth Fund and the Large Cap Fund will receive an opinion from the law firm of Vedder Price P.C. substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications, and assumptions with respect to the Reorganization, for federal income tax purposes:

(i)            The transfer by the Capital Growth Fund of substantially all its assets to the Large Cap Fund solely in exchange for Large Cap Fund shares and the assumption by the Large Cap Fund of substantially all the liabilities of the Capital Growth Fund, immediately followed by the pro rata, by class, distribution of all the Large Cap Fund shares so received by the Capital Growth Fund to the Capital Growth Fund’s shareholders of record in complete liquidation of the Capital Growth Fund, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Large Cap Fund and the Capital Growth Fund will each be “a party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(ii)           No gain or loss will be recognized by the Large Cap Fund upon the receipt of substantially all the assets of the Capital Growth Fund solely in exchange for Large Cap Fund shares and the assumption by the Large Cap Fund of substantially all the liabilities of the Capital Growth Fund.

(iii)          No gain or loss will be recognized by the Capital Growth Fund upon the transfer of substantially all its assets to the Large Cap Fund solely in exchange for Large Cap Fund shares and the assumption by the Large Cap Fund of substantially all the liabilities of the Capital Growth Fund or upon the distribution (whether actual or constructive) of the Large Cap Fund shares so received to the Capital Growth Fund’s shareholders solely in exchange for such shareholders’ shares of the Capital Growth Fund in complete liquidation of the Capital Growth Fund.

(iv)          No gain or loss will be recognized by the Capital Growth Fund’s shareholders upon the exchange, pursuant to the Reorganization, of all their shares of the Capital Growth Fund solely for Large Cap Fund shares.

(v)           The aggregate basis of the Large Cap Fund shares received by each Capital Growth Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Capital Growth Fund shares exchanged therefor by such shareholder.

(vi)          The holding period of the Large Cap Fund shares received by each Capital Growth Fund shareholder in the Reorganization will include the period during which the shares of the Capital Growth Fund exchanged therefor were held by such shareholder, provided such Capital Growth Fund shares were held as capital assets at the effective time of the Reorganization.

(vii)         The basis of the assets of the Capital Growth Fund received by the Large Cap Fund will be the same as the basis of such assets in the hands of the Capital Growth Fund immediately before the effective time of the Reorganization.

(viii)        The holding period of the assets of the Capital Growth Fund received by the Large Cap Fund will include the period during which such assets were held by the Capital Growth Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on the Capital Growth Fund, the Large Cap Fund or any Capital Growth Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or on the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

No private ruling will be sought from the IRS with respect to the federal income tax consequences of the Reorganization.  Opinions of counsel are not binding upon the IRS or the courts, are not guarantees of the tax results, and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court.  If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code and, thus, is taxable, the Capital Growth Fund would recognize gain or loss on the transfer of its assets to the Large Cap Fund and each shareholder of the Capital Growth Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Capital Growth Fund shares and the fair market value of the shares of the Large Cap Fund it receives.

Prior to the Reorganization, the Capital Growth Fund will declare and pay a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of the Capital Growth Fund’s investment company taxable income (computed without regard to the deduction for dividends paid) and realized net capital gain, if any, for all periods through the Closing Date.  Such distributions will be taxable to shareholders for federal income tax purposes and may include net capital gain from the sale of portfolio assets as discussed below.  Even if reinvested in additional shares of the Capital Growth Fund, which would be exchanged for shares of the Large Cap Fund in the Reorganization, such distributions will be taxable for federal income tax purposes.

If portfolio assets of the Capital Growth Fund are sold prior to the Reorganization, the tax impact of such sales will depend on the holding periods of such assets and the difference between the price at which such portfolio assets are sold and the Capital Growth Fund’s basis in such assets.  Any capital gains recognized in these sales on a net basis (after taking into account any capital loss carryforwards) will be distributed to the Capital Growth Fund’s shareholders as capital gains (to the extent of net long-term capital gain over any net short-term capital loss) or ordinary dividends (to the extent of net short-term capital gain over any net long-term capital loss) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

U.S. federal income tax law permits a regulated investment company to carry forward net capital losses realized during taxable years beginning on or before December 22, 2010, for a period of up to eight taxable years, and, for net capital losses realized during taxable years beginning after December 22, 2010, for an unlimited number of taxable years.  A regulated investment company must use capital loss carryforwards generated in taxable years beginning after December 22, 2010 to offset gains arising in taxable years beginning after this date before capital losses carried forward from years beginning on or prior to this date are used.

The Reorganization will cause the tax year of the Capital Growth Fund to close.  After the Reorganization, the Large Cap Fund’s ability to use the Capital Growth Fund’s or the Large Cap Fund’s realized and unrealized pre-Reorganization capital losses, if any, may be limited under certain federal income tax rules applicable to reorganizations of this type.  Therefore, in certain circumstances, shareholders may pay federal income tax sooner, or may pay more federal income taxes, than they would have had the Reorganization not occurred.  The effect of these potential limitations will depend on a number of factors, including the amount of the losses, the amount of gains to be offset, the exact timing of the Reorganization and the amount of unrealized capital gains in the Funds at the time of the Reorganization.

As of June 30, 2014, for U.S. federal income tax purposes, the Capital Growth Fund had capital loss carryforwards of $2,882,786 expiring in 2015, $2,882,786 expiring in 2016 and $1,035,863 expiring in 2017.

As of June 30, 2014, for U.S. federal income tax purposes, the Capital Growth Fund had net unrealized gains of $78,675,987.  This figure will change significantly by the date of the Reorganization as a result of the portfolio repositioning related to the Restructuring, as discussed below, and does not reflect the impact of the Reorganization, including, in particular, the application of the loss limitation rules discussed herein.

In addition, shareholders of the Capital Growth Fund will receive a proportionate share of any taxable income and gains realized by the Large Cap Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Large Cap Fund.  As a result, shareholders of the Capital Growth Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.

In connection with the Restructuring, which is separate from the Reorganization and does not require shareholder approval, it is estimated that approximately 92% of the Capital Growth Fund’s investment portfolio will be sold prior to the Reorganization.  The portfolio repositioning related to the Restructuring would have resulted in realized gains of approximately $60.9 million, or approximately $9.03 per share, if the securities had been sold as of December 31, 2014.  The portfolio repositioning related to the Restructuring will result in a capital gain distribution to the Capital Growth Fund’s shareholders.  The distribution will occur in 2015 following the Restructuring.  The amount of the distribution may be reduced by the Capital Growth Fund’s capital loss carryforward balance of $6,801,435, which is subject to annual limitations.  The portfolio repositioning will occur whether or not the Reorganization is consummated.

Tracking Your Basis and Holding Period; State and Local Taxes.  After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes.  However, mutual funds must report cost basis information to you and the IRS when a shareholder sells or exchanges shares acquired on or after January 1, 2012 that are not in a retirement account (“covered shares”).  Cost basis reporting by a mutual fund is not required if the shares were acquired in a reorganization and the basis of the acquired shares is determined from the basis of shares that were not covered shares.

This discussion does not address any state or local tax issues and is limited to federal income tax issues.  You are urged and advised to consult your own tax advisors as to the federal, state, local, foreign, and other tax consequences of the Reorganization in light of your individual circumstances, including the applicability and effect of possible changes in any applicable tax laws.

Pro Forma Capitalization

The following table sets forth as of December 31, 2014, the net assets, number of shares outstanding, and net asset value (“NAV”) per share, assuming the Reorganization occurred as of December 31, 2014.  This information is generally referred to as the “capitalization” of a Fund.  The term “pro forma capitalization” means the capitalization of the Large Cap Fund after it has combined with the Capital Growth Fund assuming the Reorganization occurred as of December 31, 2014.  These numbers may differ as of the closing date of the Reorganization.

	Touchstone Capital Growth Fund	Touchstone Large Cap Fund	Pro Forma Adjustments(2)	Pro Forma Combined Touchstone Large Cap Fund
Net Assets (all classes)(1)	$191,412,865	$82,592,681		$274,005,546
Class A
Net assets	2,339,871	202,706		2,542,577
Shares outstanding	84,283	18,852	133,379	236,514
Net asset value per share	27.76	10.75		10.75
Class C
Net assets	252,274	10,073		262,347
Shares outstanding	9,277	939	14,234	24,450
Net asset value per share	27.19	10.73		10.73
Class Y
Net assets	188,166,545	1,154,727		189,321,272
Shares outstanding	6,631,591	107,346	10,856,006	17,594,943
Net asset value per share	28.37	10.76		10.76
Institutional Class
Net assets	654,174	81,225,175		81,879,350
Shares outstanding	22,888	7,548,497	37,909	7,609,294
Net asset value per share	28.58	10.76		10.76

(1)                       Touchstone Advisors will bear 100% of the Reorganization expenses, which are estimated to be approximately $100,000.  As a result there are no pro forma adjustments to net assets.

(2)                       Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Capital Growth Fund’s shareholder accounts based on the relative value of each Fund’s net asset value per share as of December 31, 2014.

THE FUNDS’ MANAGEMENT

The Funds have the same investment advisor.  After the Restructuring, each Fund will also have the same sub-advisor and portfolio manager.

Investment Advisor

Touchstone Advisors, Inc.

303 Broadway, Suite 1100, Cincinnati, Ohio 45202

Touchstone Advisors has been a SEC-registered investment advisor since 1994.  As of December 31, 2014, it had approximately $21.0 billion in assets under management.

Touchstone Advisors is responsible for selecting each Fund’s sub-advisor(s), subject to approval by the Board.  Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise.  Touchstone Advisors considers various factors in evaluating a sub-advisor, including:

•                  level of knowledge and skill;

•                  performance as compared to its peers or benchmark;

•                  consistency of performance over 5 years or more;

•                  level of compliance with investment rules and strategies;

•                  employees;

•                  facilities and financial strength; and

•                  quality of service.

Touchstone Advisors will also continually monitor each sub-advisor’s performance through various analyses and through in-person, telephone, and written consultations with a sub-advisor.  Touchstone Advisors discusses its expectations for performance with each sub-advisor and provides evaluations and recommendations to the Board, including whether or not a sub-advisor’s contract should be renewed, modified, or terminated.

The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval.  A Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Funds.  Shareholders of a Fund will be notified of any material changes in the Fund’s sub-advisory arrangements.  After the Reorganization, Touchstone Advisors and the Trust will continue to rely on this exemptive order.

Two or more sub-advisors may manage a Fund, with each managing a portion of the Fund’s assets.  If a Fund has more than one sub-advisor, Touchstone Advisors allocates how much of a Fund’s assets are managed by each sub-advisor.  Touchstone Advisors may change these allocations from time to time, often based upon the results of its evaluations of the sub-advisors.

Touchstone Advisors is also responsible for running all of the operations of the Funds, except those that are subcontracted to a sub-advisor, custodian, transfer agent, sub-administrative agent, or other parties.  For its services, Touchstone Advisors is entitled to receive an investment advisory fee from each Fund at an annualized rate based on the average daily net assets of the Fund.  The annual fee rate below is the fee paid to Touchstone Advisors by each Fund for the Fund’s most recent fiscal year end and is net of advisory fees waived by Touchstone Advisors, if any.  Touchstone Advisors, and not the Funds, pays from its advisory fee sub-advisory fees to The London Company.

Sub-Advisor and Portfolio Manager

London Company of Virginia d/b/a The London Company, 1801 Bayberry Court, Suite 301, Richmond, Virginia 23226

The London Company has served as sub-advisor to the Large Cap Fund since the Large Cap Fund’s inception on July 9, 2014 and will commence serving as sub-advisor to the Capital Growth Fund as of the close of business on April 30, 2015.  As sub-advisor, The London Company will make investment decisions for each Fund and will also ensure compliance with the Fund’s investment policies and guidelines.  The London Company was founded in 1994 and is majority employee-owned.  Stephen Goddard may be deemed to be a control person of The London Company through his ownership in TLC Holdings LLC, which owns 79% of The London Company.  As of December 31, 2014, The London Company had approximately $9 billion in assets under management.

Stephen Goddard, CFA, President, CIO and Lead Portfolio Manager, founded The London Company in 1994.  Previously, he held Senior Portfolio Management positions at CFB Advisory and Flippin, Bruce & Porter.  He has over 24 years of investment experience.

Investment Advisory Fees

Pursuant to an advisory agreement with Touchstone Advisors, the Capital Growth Fund pays an advisory fee at an annual rate of 0.700% on the first $300 million of the average daily net assets of the Fund, 0.685% on the next $200 million of assets, 0.675% on the next $500 million of assets, 0.625% on the next $500 million of assets, 0.575% on the next $500 million of assets and 0.525% on assets over $2 billion.  The Large Cap Fund pays an advisory fee at an annual rate of 0.700% on the first $500 million of the average daily net assets of the Fund, 0.640% on the next $500 million and 0.600% on assets over $1 billion.  Touchstone Advisors pays from its advisory fee sub-advisory fees to The London Company.

Advisory and Sub-Advisory Agreement Approval

A discussion of the basis for the Board’s approval of each Fund’s advisory agreement and the Large Cap Fund’s sub-advisory agreement is included in the Trust’s December 31, 2014 Semi-Annual Report, and the basis for the Board’s approval of the Capital Growth Fund’s sub-advisory agreement with The London Company will be included in the Trust’s June 30, 2015 Annual Report.

Expense Limitation Agreement

Touchstone Advisors has contractually agreed to waive fees and reimburse expenses (excluding dividend and interest expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, and other extraordinary expenses not incurred in the ordinary course of business) to the extent necessary to ensure the Funds’ total annual operating expenses do not exceed the contractual expense limits set forth below.  The contractual expense limits set forth below have been adjusted for each class of each Fund to include the effect of Rule 12b-1 fees, shareholder servicing fees, and other anticipated class specific expenses, if applicable.  Fee waivers and expense reimbursements are calculated and applied monthly, based on each Fund’s average net assets during such month.  The terms of Touchstone Advisors’ expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or reimbursed expenses for a Fund.  No recoupment will occur unless a Fund’s operating expenses are below the expense limits set forth below.

Fund	Expense Limit	Effective Through
Capital Growth Fund
Class A	1.25%	October 29, 2015
Class C	2.00%	October 29, 2015
Class Y	1.00%	October 29, 2015
Institutional Class	0.90%	October 29, 2015
Large Cap Fund
Class A	1.12%	October 29, 2016
Class C	1.87%	October 29, 2016
Class Y	0.87%	October 29, 2016
Institutional Class	0.77%	October 29, 2016

Other Service Providers

The Funds currently have the same service providers. Upon completion of the Reorganization, the Large Cap Fund will continue to engage its existing service providers, as set forth in the chart below.

Service Providers
Principal Underwriter	Touchstone Securities, Inc.
Administrator	Touchstone Advisors, Inc.
Sub-Administrator	BNY Mellon Investment Servicing (US) Inc.
Transfer Agent	BNY Mellon Investment Servicing (US) Inc.
Custodian	Brown Brothers Harriman & Co.
Independent Registered Public Accounting Firm	Ernst & Young LLP

CHOOSING A CLASS OF SHARES

Share Class Offerings.  Each class of shares has different sales charges and distribution fees.  The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

Class A Shares

The offering price of Class A shares of each Fund is equal to its net asset value (“NAV”) plus a front-end sales charge that you pay when you buy your shares.  The front-end sales charge is generally deducted from the amount of your investment.  Class A shares are subject to a Rule 12b-1 distribution fee of up to 0.25% of a Fund’s average daily net assets allocable to Class A shares.

Class A Sales Charge.  The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares for the Funds.  The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted.  Note that the front-end sales charge gets lower as your investment amount gets larger.

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as Percentage of Offering Price
Under $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.95%	3.04%	2.25%
$500,000 but less than $1 million	2.25%	2.30%	1.75%
$1 million or more	0.00%	0.00%	None

Waiver of Class A Sales Charge.  Purchases in the amount of $1 million or more Class A shares are not subject to a front-end sales charge and are sold at NAV.  For these purchases, Touchstone Securities, Inc. (“Touchstone Securities”) may pay your financial intermediary a distribution-related commission associated with such sale of up to 1.00%.  In the event that Touchstone Securities paid such a commission to your financial intermediary, a CDSC of up to 1.00% may be charged on redemptions made within one year of your purchase.  With respect to Class A shares, the percentage of the CDSC is based on the commission that was paid to your financial intermediary.  For more information on the CDSC, please see the section entitled “Contingent Deferred Sales Charge (“CDSC”)” in each Fund’s Prospectus.

Class C Shares

Class C shares are sold at NAV, without an initial sales charge, and are subject to a CDSC of 1.00% on redemptions of Class C shares made within one year of their purchase.  The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed.  A CDSC will not be imposed upon redemptions of Class C shares held for at least one year.

Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets allocable to Class C shares.  Touchstone Securities intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.  For more information on the CDSC, please see the section entitled “Contingent Deferred Sales Charge (“CDSC”)” in each Fund’s Prospectus.

Class Y Shares

Class Y shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds.  Class Y shares are not subject to a 12b-1 fee or CDSC.  Class Y shares may be available through financial institutions that have appropriate selling agreements with Touchstone Securities, or through “processing organizations” (e.g., mutual fund supermarkets) that purchase shares for their customers.

Institutional Class Shares

Institutional Class shares are sold at NAV, without an initial sales charge and are not subject to a Rule 12b-1 fee or CDSC, but are subject to higher initial investment requirements than other classes of shares of a Fund.  Institutional Class shares are offered through certain broker-dealers or financial institutions that have distribution agreements with Touchstone Securities.

Buying and Selling Fund Shares

Each Fund has the same minimum investment requirements, which are set forth in the chart below.

	Classes A, C, and Y
Minimum Investment Requirements	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

	Institutional Class
Minimum Investment Requirements	Initial Investment	Additional Investment
Regular Account	$500,000	$50

You may buy and sell shares in the Funds on a day when the New York Stock Exchange is open for trading.  Classes A and C shares may be purchased and sold directly from Touchstone Securities or through your financial advisor.  Class Y shares are available only through your financial institution.  Institutional Class shares are available through Touchstone Securities or your financial institution.  The Funds’ shares may be redeemed by telephone, Internet, mail, or wire or through accounts with certain brokers and other financial institutions.  Payments for redemptions of shares of the Funds are sent within seven days (normally within 3 business days) after receipt of a proper redemption request.  The Funds reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds in liquid securities rather than in cash.  In kind redemptions are taxable to you for federal income tax purposes in the same manner as cash redemptions.  For more information about buying and selling shares see the section “Investing with Touchstone” in each Fund’s Prospectus or call (800) 543-0407.

Exchange Privileges of the Funds

Each Fund has the same exchange privileges.  The Funds are subject to the exchange privileges listed below.

Class A shares may be exchanged into Class A shares of any other Touchstone Fund at NAV, although Touchstone Funds that are closed to new investors may not accept exchanges.

Class C shares may be exchanged into Class C shares of any other Touchstone Fund, although Touchstone Funds that are closed to new investors may not accept exchanges.

Class Y shares and Institutional Class shares of the Funds are exchangeable for Class Y shares and Institutional Class shares any of other Touchstone Fund, respectively, as long as investment minimums and proper selling agreement requirements are met. Class Y shares may be available through financial intermediaries that have appropriate selling agreements with Touchstone Securities, or through “processing organizations” (e.g., mutual fund supermarkets) that purchase shares for their customers.  Touchstone Funds that are closed to new investors may not accept exchanges.

Class A, C, and Y shareholders who are eligible to invest in Institutional Class shares are eligible to exchange their Class A shares, Class C shares, and Class Y shares for Institutional Class shares of the same Fund, if offered in their state; such an exchange can be accommodated by their financial intermediary.

You do not have to pay any exchange fee for your exchange, but if you exchange from a fund with a lower load schedule to a fund with a higher load schedule you may be charged the load differential.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending on when you originally purchased the exchanged shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.

If you purchased Class A shares for $1 million or more at NAV and compensation was paid to a broker-dealer and you exchange all or a portion of the shares into any Touchstone money market fund within 12 months of the original purchase, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However if you exchange back into Class A shares, the prior holding period of your Class A shares will be added to your current holding period of Class A shares in calculating the CDSC.

You should carefully review the disclosure provided in the prospectus relating to the exchanged-for shares before making an exchange of your Fund shares.  Touchstone Funds that are closed to new investors may not accept exchanges.

You may realize taxable gain if you exchange shares of a Fund for shares of another fund.

Shares of the Touchstone Ultra Short Duration Fixed Income Fund, which are offered in a separate prospectus, may not be exchanged for shares of any other Touchstone Fund.

Distribution Policy

Each Fund intends to distribute to its shareholders substantially all of its net income and net capital gains.  Dividends, if any, are declared and paid annually by each Fund.  Each Fund makes distributions of net capital gains, if any, at least annually.  If you own shares on a Fund’s distribution record date, you will be entitled to receive the distribution.

After the Reorganization, shareholders of the Capital Growth Fund who currently have their dividends or distributions reinvested will have dividends or distributions received from the Large Cap Fund reinvested in the same class of shares of the Large Cap Fund as they owned in the Capital Growth Fund.  Shareholders of the Capital Growth Fund who have elected to receive dividends or distributions in cash will receive dividends or distributions from the Large Cap Fund in cash after the Reorganization, although they may, after the Reorganization, elect to have both dividends and distributions reinvested in additional shares of the Large Cap Fund.

The Funds have each qualified and intend to remain qualified (for the Capital Growth Fund, through the Closing Date) to be treated as a regulated investment company under the Code.  To remain qualified as a regulated investment company, a Fund must, among other things, distribute at least 90% of its net taxable and tax-exempt income and diversify its holdings as required by the Code.  While so qualified, so long as a Fund distributes all of its investment company taxable income (determined without regard to the deduction for dividends paid) and net tax-exempt income and any realized net capital gains to its shareholders of record, it is expected that the Fund will not be required to pay any federal income taxes.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

Rule 12b-1 Distribution Plans.  Each Fund offering Classes A and C shares has adopted distribution plans under Rule 12b-1 of the 1940 Act.  The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders.  Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares.  Under the Class C plan, the Funds pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).  Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.  Class Y shares and Institutional Class shares are not subject to a fee pursuant to a Rule 12b-1 plan.  For more information on these plans, please see the section entitled “Rule 12b-1 Distribution Plans” in each Fund’s Prospectus.

Additional Compensation to Financial Intermediaries. Touchstone Securities, the Trust’s principal underwriter, at its own expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone Securities pursues a focused distribution strategy with a limited number of dealers who have sold shares of the Funds or other Touchstone Funds. Touchstone Securities reviews and makes changes to the focused distribution strategy on a periodic basis. These payments are generally based on a pro rata share of a dealer’s sales. Touchstone Securities may also provide compensation in connection with conferences, sales, or training programs for employees, seminars for the public, advertising, and other dealer-sponsored programs.

Touchstone Advisors, at its own expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for certain services including distribution, administrative, sub-accounting, sub-transfer agency or shareholder servicing activities. These additional cash payments to a financial intermediary are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration, and sub-transfer agency fees). These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary bears certain costs in connection with providing shareholder services to

Fund shareholders. Touchstone Advisors may also reimburse Touchstone Securities for making these payments.

Touchstone Advisors and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold. The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and Touchstone Advisors or its affiliates may provide for increased rates of compensation as the dollar value of each Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend a Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. You should consult with your financial intermediary and review carefully any disclosure by the financial firm as to compensation received by your financial intermediary. Although each Fund may use financial firms that sell the Fund’s shares to effect portfolio transactions for the Fund, the Fund and Touchstone Advisors will not consider the sale of the Fund’s shares as a factor when choosing financial firms to effect those transactions. For more information on payment arrangements, please see the section entitled “The Distributor” in each Fund’s SAI.

INFORMATION ON SHAREHOLDERS’ RIGHTS

The following is a summary of certain important provisions of the governing instruments and governing laws applicable to the Trust, but is not a complete description.  Further information about the Trust’s governance structure is contained in each Fund’s SAI and the Trust’s governing documents, which are on file with the SEC.

Organization and Governing Law.  Each Fund is governed by the Trust’s Declaration of Trust (the “Declaration”) and the Trust’s By-Laws, both as amended, restated, or supplemented from time to time.  Each Fund and its business and affairs are managed under the supervision of its Board.  The Capital Growth Fund and the Large Cap Fund are each a series of the Trust, a Massachusetts business trust.

Shares.  When issued and paid for in accordance with the prospectuses, shares of both Funds are fully paid and non-assessable, having no preemptive or subscription rights and are freely transferable.  Each share of a Fund represents an equal interest in such Fund, although the fees and expenses relating to each class may vary.  Shares of each Fund are entitled to receive their pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by the Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses.  Such distributions may be in cash, in kind, or in additional Fund shares.  In any liquidation of a Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.

Shareholder Meetings and Rights of Shareholders to Call a Meeting.  The Funds are not required to hold annual shareholder meetings under Massachusetts law or the governing instruments of the Trust.  The governing instruments of the Trust generally provide that a meeting of shareholders may be called at any time by the Board, the Chair of the Board, or by the President of the Funds.  The governing instruments of the Trust provide that a special meeting of shareholders may be called for the purpose of voting on the removal of any Trustee upon the written request of shareholders.

Submission of Shareholder Proposals.  The Trust does not have provisions in its governing instruments requiring that a shareholder provide notice to the Funds in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to the Funds, require that certain conditions be met to present any proposals at shareholder meetings.

Quorum.  The governing instruments of the Trust provide that a quorum will exist if shareholders of 50 percent of the outstanding shares entitled to vote are present at the meeting in person or by proxy.

Number of Votes.  The governing instruments of the Trust provide that each shareholder is entitled to one vote for each whole share that they hold and a fractional vote for each fractional share that they hold.  The governing instruments do not provide for cumulative voting.

Right to Vote.  The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters:  specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution (under certain circumstances), and amendments to fundamental policies, objectives, or restrictions.  Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under the governing instruments if the Trust and Massachusetts law.  The following summarizes the matters on which Fund shareholders have a right to vote and the minimum shareholder vote required to approve the matter.  Where referenced below, the phrase “vote of a majority of the outstanding shares” means the vote required by the 1940 Act, which is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

Election and Removal of Trustees.  The shareholders of the Funds are entitled to vote for the election and the removal of Trustees.  The Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected).  Any trustee may be removed by a vote of two-thirds of the outstanding shares of the Trust.

Amendment of Governing Instruments.  Generally, the Board has the right to amend, from time to time, the Declaration and By-Laws.  Shareholders have the right to vote on any amendment to the Declaration that would adversely affect their rights as shareholders.  Any such amendment requires the vote of a majority of the outstanding shares entitled to vote.

Mergers and Reorganizations.  The Declaration provides that any series may be merged into another fund by vote of a majority of the Trustees of the Trust without the approval of shareholders.

Liquidation of a Fund.  The Board may liquidate a Fund by written notice to the shareholder of such Fund.

Indemnification.  The Declaration generally provides for the indemnification of the Trust’s Trustees and officers against all liabilities and expenses incurred by any Trustee or officer in connection with any proceeding in which such person is made a party or otherwise or is threatened to be made a party by reason of being or having held such position with the applicable Fund, except with respect to any matter arising from his or her own disqualifying conduct.  Such rights to indemnification are not exclusive and do not affect any other rights the Trustee or officer may have, including under any liability insurance policy.

VOTING INFORMATION CONCERNING THE SPECIAL MEETING

Proxies are being solicited by the Board on behalf of the Capital Growth Fund.  The proxies will be voted at the Special Meeting of shareholders of the Capital Growth Fund.  The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Touchstone Advisors.

The Capital Growth Fund has engaged the services of AST Fund Solutions, (“AST” or “Solicitor”) to assist in the solicitation of proxies for the Special Meeting.  Solicitor’s fees and costs are expected to be approximately $100,000.  Proxies are expected to be solicited principally by mail, but the Capital Growth Fund or Solicitor may also solicit proxies by telephone, through the Internet or otherwise. Any telephonic solicitations will follow procedures reasonably designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions, and confirming to the shareholders after the fact.  Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form.  Touchstone Advisors may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.  Although AST representatives are permitted to answer questions about the voting process and may read any recommendation set forth in this Proxy Statement/Prospectus, they are not permitted to recommend to shareholders how to vote.  Proxies may also be solicited by officers, employees and agents of Touchstone Advisors or their affiliates.  Such solicitations may be by telephone, through the Internet or otherwise.

The purpose of the Special Meeting is set forth in the accompanying Notice.  The Board knows of no other business that will be presented for consideration at the Special Meeting.  Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies.

Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting.  Each share of the Capital Growth Fund is entitled to one vote.  Fractional shares are entitled to proportionate shares of one vote.

Any person conferring a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Trust.  In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person.  All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies.  If no instruction is given on a properly executed proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Plan.

In order to hold the Special Meeting, a quorum of shareholders of the Capital Growth Fund must be present.  Holders of more than 50% of the total number of shares entitled to vote, present in person or by proxy, shall constitute a quorum for the purpose of voting on the Reorganization proposal and for the purpose of transacting any other business that may come before the Special Meeting.  Approval of the Reorganization requires the approval of the lesser of (i) 67% or more of the voting securities of the Capital Growth Fund entitled to vote on the Reorganization proposal that are present at the Special Meeting if holders of shares representing more than 50% of the outstanding voting securities of the Fund are present or represented by proxy at the Special Meeting or (ii) more than 50% of the outstanding voting securities of the Capital Growth Fund entitled to vote on the Reorganization proposal.

Shares represented by a properly executed proxy will be voted in accordance with the instructions on the proxy, or, if no instructions are provided, the shares will be voted in favor of the approval of the Reorganization.  For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted.  For this reason, abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of the Reorganization.

If the necessary quorum to transact business or the vote required to approve the Reorganization proposal is not obtained at the Special Meeting, the persons named as proxies in the proxy card may propose one or more adjournments of the Special Meeting, in accordance with applicable law, to permit the further solicitation of proxies.  Although a majority of the shares entitled to vote is a quorum for the transaction of business at a shareholders’ meeting, any lesser number is sufficient for adjournments.

Shareholder Information.  Exhibit C to this Proxy Statement/Prospectus lists the name, address, and percent ownership of each person who, as of the Record Date, to the knowledge of each Fund, owned 5% or more of the outstanding shares of a class of the respective Fund. Exhibit C also lists those shareholders that would have owned 5% or more of the outstanding shares of a class of the combined Fund had the Reorganization taken place on the Record Date.

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report with respect to the Capital Growth Fund has been incorporated by reference into this Proxy Statement/Prospectus in reliance upon the report of Ernst & Young LLP, located at 312 Walnut Street, Cincinnati, Ohio 45202, the independent registered public accounting firm for such Fund, given on their authority as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters in connection with the issuance of the Large Cap Fund’s shares will be passed upon by Vedder Price P.C., located at 222 N. LaSalle Street, Chicago, Illinois 60601.

ADDITIONAL INFORMATION

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy materials, information statements and charter documents with the SEC.  These items can be inspected and copied at the Public Reference Facilities maintained by the SEC in Washington, DC, and at the SEC’s Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202-2656; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036-3648.  Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

OTHER BUSINESS

The Board does not intend to present any other business at the Special Meeting.  If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying proxy card will vote thereon in accordance with their judgment.

THE BOARD RECOMMENDS APPROVAL OF THE PLAN OF REORGANIZATION FOR THE CAPITAL GROWTH FUND AND ANY PROPERLY EXECUTED BUT UNMARKED PROXY CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN OF REORGANIZATION.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years or since commencement of operations, as applicable.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.  For the Capital Growth Fund, this information was audited by Ernst & Young LLP for the year ended June 30, 2014 and 2013.  Ernst & Young LLP’s report, along with the Fund’s financial statements, is included in the Fund’s annual report.  The information for periods prior to the year ended June 30, 2013 was audited by another independent registered public accounting firm.  The information for the Large Cap Fund is unaudited.  You can obtain the annual and semi-annual reports at no charge by calling (800) 543-0407 or by downloading a copy from the Touchstone Investments website at: TouchstoneInvestments.com/home/formslit.  The annual report has been incorporated by reference into the SAI.

Touchstone Large Cap Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2014(A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	—	(B)
Net realized and unrealized gains on investments	0.75
Total from investment operations	0.75
Distributions from:
Net investment income	—	(B)
Net asset value at end of period	$10.75
Total return(C)	7.57	%(D)
Ratios and supplemental data:
Net assets at end of period (000’s)	$203
Ratio to average net assets:
Net expenses	1.12	%(E)
Gross expenses	16.66	%(E)
Net investment income	0.81	%(E)
Portfolio turnover rate	4	%(D)

Touchstone Large Cap Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2014(A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	—	(B)
Net realized and unrealized gains on investments	0.73
Total from investment operations	0.73
Distributions from:
Net investment income	—
Net asset value at end of period	$10.73
Total return(C)	7.30	%(D)
Ratios and supplemental data:
Net assets at end of period (000’s)	$10
Ratio to average net assets:
Net expenses	1.87	%(E)
Gross expenses	96.91	%(E)
Net investment income	0.05	%(E)
Portfolio turnover rate	4	%(D)

(A)                     Represents the period from commencement of operations (July 9, 2014) through December 31, 2014.

(B)                     Less than $0.005 per share.

(C)                     Total returns shown exclude the effect of applicable sales loads.  If these charges were included, the returns would be lower.

(D)                     Not annualized.

(E)                      Annualized.

Touchstone Large Cap Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2014(A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	0.02
Net realized and unrealized gains on investments	0.75
Total from investment operations	0.77
Distributions from:
Net investment income	(0.01)
Net asset value at end of period	$10.76
Total return	7.70	%(B)
Ratios and supplemental data:
Net assets at end of period (000’s)	$1,155
Ratio to average net assets:
Net expenses	0.87	%(C)
Gross expenses	3.63	%(C)
Net investment income	1.05	%(C)
Portfolio turnover rate	4	%(B)

Touchstone Large Cap Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2014(A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	0.01
Net realized and unrealized gains on investments	0.76
Total from investment operations	0.77
Distributions from:
Net investment income	(0.01)
Net asset value at end of period	$10.76
Total return	7.72	%(B)
Ratios and supplemental data:
Net assets at end of period (000’s)	$81,225
Ratio to average net assets:
Net expenses	0.77	%(C)
Gross expenses	1.30	%(C)
Net investment income	1.15	%(C)
Portfolio turnover rate	4	%(B)

(A)                     Represents the period from commencement of operations (July 9, 2014) through December 31, 2014.

(B)                     Not annualized.

(C)                     Annualized.

Touchstone Capital Growth Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2014		Year Ended June 30,		Three Months Ended June 30,		Year Ended March 31,
	(Unaudited)		2014	2013	2012		2012		2011		2010
Net asset value at beginning of period	$27.91		$21.86	$18.96	$20.49		$18.95		$15.98		$11.01
Income (loss) from investment operations:
Net investment income (loss)(A)	(0.04)		(0.06)	(0.03)	—	(B)	(0.03)		(0.01)		—
Net realized and unrealized gains (losses) on investments	0.48		6.11	2.93	(1.53)		1.57		2.98		4.98
Total from investment operations	0.44		6.05	2.90	(1.53)		1.54		2.97		4.98
Distributions from:
Net investment income	—		—	—	—		—		—		(0.01)
Net realized gains	(0.59)		—	—	—		—		—		—
Total distributions	(0.59)		—	—	—		—		—		(0.01)
Net asset value at end of period	$27.76		$27.91	$21.86	$18.96		$20.49		$18.95		$15.98
Total return(C)	1.60	%(D)	27.68%	15.30%	(7.47	)%(D)	8.13%		18.59%		45.22%
Ratios and supplemental data:
Net assets at end of period (000’s)	$2,340		$2,047	$1,104	$559		$705		$1,111		$1,066
Ratio to average net assets:
Net expenses	1.25	%(E)	1.25%	1.25%	1.23	%(E)	1.14%		1.23%		1.36%
Gross expenses	2.09	%(E)	2.66%	3.43%	7.09	%(E)	2.93	%(F)	2.70	%(F)	0.36	%(F)
Net investment income (loss)	(0.32	)%(E)	(0.24)%	(0.15)%	0.01	%(E)	(0.15)%		(0.07)%		0.01%
Portfolio turnover rate	21	%(D)	30%	38%	6	%(D)	27%		33%		99%

Touchstone Capital Growth Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended December 31, 2014	Year Ended June 30,	Period Ended June 30,
(Unaudited)	2014	2013	2012(G)
Net asset value at beginning of period	$27.46	$21.66	$18.93	$20.06
Income (loss) from investment operations:
Net investment loss(A)	(0.11)	(0.25)	(0.19)	(0.03)
Net realized and unrealized gains (losses) on investments	0.43	6.05	2.92	(1.09)
Total from investment operations	0.32	5.80	2.73	(1.12)
Distributions from:
Net investment income	—	—	—	(B)	(0.01)
Realized capital gains	(0.59)	—	—	—
Total distributions	(0.59)	—	—	(0.01)
Net asset value at end of period	$27.19	$27.46	$21.66	$18.93
Total return(C)	1.23	%(D)	26.78%	14.42%	(5.59	)%(D)
Ratios and supplemental data:
Net assets at end of period (000’s)	$252	$188	$47	$2
Ratio to average net assets:
Net expenses	2.00	%(E)	2.00%	2.00%	2.00	%(E)
Gross expenses	5.57	%(E)	8.91%	23.11%	962.52	%(E)
Net investment loss	(1.07	)%(E)	(0.99)%	(0.90)%	(0.76	)%(E)
Portfolio turnover rate	21	%(D)	30%	38%	6	%(D)

(A)                         The net investment income (loss) per share is based on average shares outstanding for the period.

(B)                          Less than $0.005 per share.

(C)                          Total returns shown exclude the effect of applicable sales loads.  If these charges were included, the returns would be lower.

(D)                         Not annualized.

(E)                          Annualized.

(F)                           Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds.  Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011 and 2010.

(G)                         Represents the period from commencement of operations (April 16, 2012) through June 30, 2012.

Touchstone Capital Growth Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended December 31, 2014	Year Ended June 30,	Three Months Ended June 30,	Year Ended March 31,
(Unaudited)	2014	2013	2012	2012	2011	2010
Net asset value at beginning of period	$28.48	$22.26	$19.29	$20.83	$19.24	$16.21	$11.18
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	—	(B)	0.02	0.01	0.02	0.03	0.04
Net realized and unrealized gains (losses) on investments	0.49	6.23	2.98	(1.55)	1.59	3.04	5.05
Total from investment operations	0.48	6.23	3.00	(1.54)	1.61	3.07	5.09
Distributions from:
Net investment income	—	(0.01)	(0.03)	—	(B)	(0.02)	(0.04)	(0.05)
Realized capital gains	(0.59)	—	—	—	—	—	—
Return of capital	—	—	—	—	—	—	(0.01)
Total distributions	(0.59)	(0.01)	(0.03)	—	(0.02)	(0.04)	(0.06)
Net asset value at end of period	$28.37	$28.48	$22.26	$19.29	$20.83	$19.24	$16.21
Total return	1.71	%(C)	28.01%	15.61%	(7.42	)%(C)	8.39%	18.93%	45.52%
Ratios and supplemental data:
Net assets at end of period (000’s)	$188,167	$197,785	$171,277	$164,589	$182,828	$188,671	$178,941
Ratio to average net assets:
Net expenses	1.00	%(D)	1.00%	1.00%	0.98	%(D)	0.89%	0.98%	1.08%
Gross expenses	1.09	%(D)	1.10%	1.14%	1.27	%(D)	1.30	%(E)	1.32	%(E)	1.44	%(E)
Net investment income (loss)	(0.07	)%(D)	0.01%	0.10%	0.26	%(D)	0.13%	0.18%	0.27%
Portfolio turnover rate	21	%(C)	30%	38%	6	%(C)	27%	33%	99%

Touchstone Capital Growth Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2014		Year Ended June 30,		Three Months Ended June 30,		Year Ended March 31,
	(Unaudited)		2014	2013	2012		2012		2011		2010
Net asset value at beginning of period	$28.66		$22.40	$19.38	$20.95		$19.35		$16.31		$11.25
Income (loss) from investment operations:
Net investment income	—	(A)	0.03	0.04	0.02		0.04		0.05		0.06
Net realized and unrealized gains (losses) on investments	0.51		6.27	3.00	(1.58)		1.60		3.04		5.07
Total from investment operations	0.51		6.30	3.04	(1.56)		1.64		3.09		5.13
Distributions from:
Net investment income	—		(0.04)	(0.02)	(0.01)		(0.04)		(0.05)		(0.05)
Realized capital gains	(0.59)		—	—	—		—		—		—
Return of capital	—		—	—	—		—		—		(0.02)
Total distributions	(0.59)		(0.04)	(0.02)	(0.01)		(0.04)		(0.05)		(0.07)
Net asset value at end of period	$28.58		$28.66	$22.40	$19.38		$20.95		$19.35		$16.31
Total return	1.81	%(C)	28.13%	15.71%	(7.44	)%(C)	8.51%		18.99%		45.69%
Ratios and supplemental data:
Net assets at end of period (000’s)	$654		$79	$58	$152		$14,636		$19,423		$26,977
Ratio to average net assets:
Net expenses	0.90	%(D)	0.90%	0.90%	0.88	%(D)	0.79%		0.88%		0.90%
Gross expenses	6.67	%(D)	24.91%	24.29%	1.83	%(D)	0.90	%(E)	0.85	%(E)	0.79	%(E)
Net investment income	0.03	%(D)	0.11%	0.20%	0.36	%(D)	0.20%		0.28%		0.41%
Portfolio turnover rate	21	%(C)	30%	38%	6	%(C)	27%		33%		99%

(A)                         The net investment income per share is based on average shares outstanding for the period.

(B)                          Less than $0.005 per share.

(C)                          Not annualized.

(D)                         Annualized.

(E)                          Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds.  Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011 and 2010.

OTHER INFORMATION REGARDING APPOINTMENT OF RUSSELL AS INTERIM SUB-ADVISOR TO THE CAPITAL GROWTH FUND

Russell was appointed to serve as interim sub-advisor to the Capital Growth Fund effective as of the close of business on February 19, 2015.  Generally, the 1940 Act requires an investment advisory agreement to be approved by the board, including the independent trustees, and the fund’s shareholders in order for it to become effective.  However, the SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, Inc. (previously defined as “Touchstone Advisors”), under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval.  A condition of this order requires Touchstone Advisors to furnish shareholders with information about Russell and the new interim sub-advisory agreement for the Capital Growth Fund between Russell and Touchstone Advisors (the “Interim Sub-Advisory Agreement”).  A form of the Interim Sub-Advisory Agreement is attached hereto as Exhibit D.  The following information is intended to provide shareholders of the Capital Growth Fund with information about Russell and the Interim Sub-Advisory Agreement.  It is intended that the following information, along with the information contained in the Proxy Statement/Prospectus, will satisfy the information statement requirements of the exemptive order.

Background

Prior to the appointment of Russell as interim sub-advisor to the Capital Growth Fund, Ashfield Capital Partners, LLC (previously defined as “Ashfield”) served as sub-advisor to the Fund pursuant to a sub-advisory agreement dated December 31, 2012 between Ashfield and Touchstone Advisors (previously defined as the “Prior Sub-Advisory Agreement”), which was last approved by the Board on November 20, 2014.  At a meeting on February 12, 2015, the Board, including the Independent Trustees, approved the selection of Russell as interim sub-advisor and the Interim Sub-Advisory Agreement.  At that same meeting, the Board, including the Independent Trustees, approved the selection of The London Company as permanent sub-advisor to the Capital Growth Fund effective as of the close of business on April 30, 2015.

As the Capital Growth Fund’s interim sub-advisor, Russell will manage the Fund to achieve returns similar to the Fund’s current benchmark, the Russell 1000® Growth Index.

Board Considerations

The Board, including the Independent Trustees, considered the approval of the Interim Sub-Advisory Agreement at an in-person meeting on February 12, 2015.  The Independent Trustees met separately from the “interested” Trustees of the Trust and any officers of Touchstone Advisors, Russell or their affiliates to consider the approval of the Interim Sub-Advisory Agreement and were assisted by independent legal counsel in their deliberations.  The Board considered information provided at the February 12, 2015 Board meeting.  Among the matters considered by the Board, including the Independent Trustees, in connection with the approval of the Interim Sub-Advisory Agreement were the following:

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by Touchstone regarding the services to be provided by Russell.  The Board considered Russell’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Capital Growth Fund.  The Board also took into consideration that Touchstone was satisfied with Russell’s in-house risk and compliance teams.

Profitability. The Board took into consideration the financial condition of Russell and any direct and indirect benefits to be derived by Russell’s relationship with the Capital Growth Fund.  In considering the anticipated level of profitability to Russell, the Board noted the proposed contractual undertaking of

Touchstone to maintain expense limitations for the Capital Growth Fund and also noted that the interim sub-advisory fee under the Interim Sub-Advisory Agreement would be paid by Touchstone out of the advisory fee that it receives from the Fund, and that the interim sub-advisory fee was negotiated at arm’s length between Touchstone and Russell.  As a consequence, the anticipated level of profitability to Russell from its relationship with the Capital Growth Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider potential economies of scale in Russell’s management of the Capital Growth Fund to be a substantial factor in its consideration.

Interim Sub-Advisory Fee. The Board considered that the Capital Growth Fund would pay an advisory fee to Touchstone and that Touchstone would pay an interim sub-advisory fee to Russell.  The Board compared Russell’s proposed interim sub-advisory fee to the sub-advisory fee paid to the current sub-advisor to the Capital Growth Fund, noting that the proposed interim sub-advisory fee schedule was substantially lower than the current sub-advisory fee schedule.  The Board took into account the interim sub-advisory fees other Touchstone funds had paid for transition services provided by Russell, noting that the proposed interim sub-advisory fee was comparable to those other fees.  The Board considered the amount of the advisory fee to be retained by Touchstone and the amount to be paid to Russell, with respect to the various services to be provided by Touchstone and Russell. The Board also noted that Touchstone negotiated the interim sub-advisory fee with Russell at arm’s length.

Fund Performance. The Board also considered Russell’s investment performance and the Capital Growth Fund’s performance record under the management of the current sub-advisor.  The Trustees also noted that Russell has served as interim sub-advisor for two other Touchstone funds during sub-advisor transitions and that Touchstone was satisfied with Russell’s management of those funds.  Based upon their review, the Trustees concluded that the Capital Growth Fund’s proposed interim sub-advisory fee was reasonable in light of the services to be received by the Fund from Russell.

Conclusion. The Board reached the following conclusions regarding the Interim Sub-Advisory Agreement: (a) Russell is qualified to manage the Capital Growth Fund’s assets in accordance with the Fund’s investment goal and policies; (b) Russell maintains an appropriate compliance program; (c) the Fund’s proposed interim sub-advisory fee is reasonable in relation to the services provided and fees charged to other Touchstone funds for transition periods; and (d) Russell’s proposed investment strategies are appropriate for managing the Fund during the transition period.  In considering the approval of the Interim Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors.  Based on its conclusions, the Board determined that approval of the Interim Sub-Advisory Agreement was in the best interests of the Capital Growth Fund and its shareholders.

Information About the Interim Sub-Advisor

Russell Implementation Services Inc. (previously defined as “Russell”), located at 1301 Second Avenue, 18th Floor, Seattle, Washington 98101, is a registered investment advisor that has been appointed to serve as the interim sub-advisor to the Capital Growth Fund from February 19, 2015 through April 30, 2015, when The London Company will assume the role as the Fund’s permanent new sub-advisor. As interim sub-advisor, Russell will make investment decisions for the Capital Growth Fund and also ensure compliance with the Fund’s investment policies and guidelines.  Russell has been providing transition management services to clients since 1992.  Russell has transitioned nearly $2.3 trillion in assets for clients in over 2,400 transition events in the last three calendar years.  As of September 30, 2014, Russell was managing 12 mandates with $4.2 billion in assets across a broad range of asset classes.

The name and principal occupation of the principal executive officers of Russell are listed below.

Name	Title and Occupation
Troy L. Rucker	Director, President and Chief Executive Officer
Kristin L. Gaerttner	Chief Compliance Officer

Name	Title and Occupation
Kenneth W. William	Secretary and Chief Legal Officer
Matthew C. Moss	Director and Chief Financial Officer
Crista S. Dumais	Financial and Operations Principal
Jeffrey T. Hussey	Director

The address for each person listed above is 1301 Second Avenue, 18th Floor, Seattle, Washington 98101.

During the fiscal year ended June 30, 2014, Touchstone Advisors earned gross investment advisory fees of $1,348,255 for services provided to the Capital Growth Fund, and Touchstone Advisors paid $674,128 in sub-advisory fees to Ashfield with respect to the Fund during the last fiscal year.  If the Interim Sub-Advisory Agreement with Russell had been in effect during the fiscal year ended June 30, 2014, Touchstone Advisors would have paid Russell $231,129 in sub-advisory fees.  The percentage difference between the amounts actually paid by Touchstone Advisors and the amounts that would have been paid by Touchstone Advisors if the Interim Sub-Advisory Agreement with Russell was in effect is (65.7%) for the Capital Growth Fund.

Touchstone Advisors will use a portion of its advisory fee to pay Russell’s interim sub-advisory fee.  Because Touchstone Advisors will pay Russell’s interim sub-advisory fees out of its own fees received from the Capital Growth Fund, there will be no “duplication” of advisory fees paid.

Description of the Interim Sub-Advisory Agreement

A form of the Interim Sub-Advisory Agreement is attached to this Proxy Statement/Prospectus as Exhibit D.  The contractual terms and conditions of the Interim Sub-Advisory Agreement are similar to those of the sub-advisory agreement dated December 31, 2012 between the Fund’s previous sub-advisor, Ashfield Capital Partners, LLC (previously defined as “Ashfield”), and Touchstone Advisors (the “Prior Sub-Advisory Agreement”).  A description of several important provisions of the Interim Sub-Advisory Agreement is set forth below and is qualified in its entirety by reference to Exhibit D.

General.  Russell will manage the investment and reinvestment of the portion of the assets of the Capital Growth Fund allocated to it by Touchstone Advisors (“Fund Assets”), subject to and in accordance with the investment goal, policies, and restrictions of the Fund and in conformity with the Fund’s currently effective registration statement.  Russell will make all determinations with respect to the investment of the Fund Assets and the purchase and sale of portfolio securities.  Russell also will determine the manner in which voting rights, rights to consent to corporate action and any other rights pertaining to the Fund Assets will be exercised.  Russell will provide regular reports to the Board.  Russell will place orders for portfolio transactions on behalf of the Capital Growth Fund in accordance with Trust policies and shall be responsible for obtaining the most favorable price and execution available for the Fund.

Compensation.  Pursuant to the terms of the Interim Sub-Advisory Agreement, Touchstone Advisors will pay Russell a monthly fee based on the average daily net assets of the Capital Growth Fund, without regard to any total expense limitation of the Trust or Touchstone Advisors.  The interim sub-advisory fee is computed and accrued daily.

The interim sub-advisory fee rate payable to Russell was negotiated at arms-length, based on a variety of factors, including the value of the services to be provided, the investment characteristics of the Capital Growth Fund relative to other similar funds and the fees charged to comparable products within the industry. There will be no change in the advisory fee rate paid by the Capital Growth Fund to Touchstone Advisors as a result of the appointment of Russell as the interim sub-advisor to the Fund.

Liability.  Russell has agreed to indemnify and hold harmless the Trust, Touchstone Advisors and all of their affiliated persons against any and all direct losses, claims, damages, or liabilities (including reasonable legal and other expenses) incurred by reason of or arising out of:  (a) Russell being in material violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the Capital Growth Fund’s registration statement or any written guidelines or instruction provided in writing by the Board, or (b) Russell’s willful misfeasance, bad faith or gross negligence generally in the performance of its duties under the Interim Sub-Advisory Agreement or its reckless disregard of its obligations and duties under the Interim Sub-Advisory Agreement.

Limit on Trust Liability.  Russell agrees that (i) the Trust’s obligations to Russell under the Interim Sub-Advisory Agreement (or indirectly under the Advisory Agreement) shall be limited in any event to the Fund Assets and (ii) Russell shall not seek satisfaction of any such obligation from the shareholders of the Capital Growth Fund, other than Touchstone Advisors, nor from any Trustee, officer, employee or agent of the Trust.

Term. The terms of the Interim Sub-Advisory Agreement provide for it to remain in effect from February 19, 2015 through April 30, 2015.

Amendment.  The Interim Sub-Advisory Agreement may be amended at any time by the parties to the Interim Sub-Advisory Agreement, subject to approval by the Board and, if required by applicable SEC rules and regulations, a vote of the majority of the outstanding voting securities of the Capital Growth Fund affected by such change.

Termination.  The Interim Sub-Advisory Agreement may be terminated at any time, without payment of any penalty, (i) by Touchstone Advisors upon not more than sixty (60) days’ nor less than thirty (30) days’ prior written notice; (ii) by Russell upon not less than sixty (60) days’ written notice; or (iii) by the Trust upon either (y) the majority vote of the Board or (z) the affirmative vote of a majority of the outstanding voting securities of the Capital Growth Fund.  The Interim Sub-Advisory Agreement will terminate automatically in the event of its “assignment” as such term is defined under the 1940 Act.  The same termination terms applied to the Prior Sub-Advisory Agreement.

OTHER INFORMATION REGARDING APPOINTMENT OF THE LONDON COMPANY AS SUB-ADVISOR TO THE CAPITAL GROWTH FUND

The London Company was appointed to serve as sub-advisor to the Capital Growth Fund effective as of the close of business on April 30, 2015.  Generally, the 1940 Act requires an investment advisory agreement to be approved by the Board, including the Independent Trustees, and the fund’s shareholders in order for it to become effective.  However, the SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, Inc. (previously defined as “Touchstone Advisors”), under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval.  A condition of this order requires Touchstone Advisors to furnish shareholders with information about The London Company and the new sub-advisory agreement for the Capital Growth Fund between The London Company and Touchstone Advisors (the “Sub-Advisory Agreement”).  A form of the Sub-Advisory Agreement is attached hereto as Exhibit E.  The following information is intended to provide shareholders of the Capital Growth Fund with information about The London Company and the Sub-Advisory Agreement.  It is intended that the following information, along with the information contained in the Proxy Statement/Prospectus, will satisfy the information statement requirements of the exemptive order.

Background

Prior to the appointment of The London Company as sub-advisor to the Capital Growth Fund, Ashfield Capital Partners, LLC (previously defined as “Ashfield”) served as sub-advisor to the Fund pursuant to a sub-advisory agreement dated December 31, 2012 between Ashfield and Touchstone Advisors (previously defined as the “Prior Sub-Advisory Agreement”), which was last approved by the Board on November 20, 2014.  At a meeting on February 12, 2015, the Board of the Trust, including the Independent Trustees, approved the selection of The London Company as sub-advisor and the Sub-Advisory Agreement.  At that same meeting, the Board, including the Independent Trustees, approved the selection of Russell as interim sub-advisor to the Capital Growth Fund from February 19, 2015 through April 30, 2015.

Board Considerations

The Board, including the Independent Trustees, considered the approval of the Sub-Advisory Agreement at an in-person meeting on February 12, 2015.  The Independent Trustees met separately from the “interested” Trustees of the Trust and any officers of Touchstone Advisors, The London Company or their affiliates to consider the approval of the Sub-Advisory Agreement and were assisted by independent legal counsel in their deliberations.  The Board considered information provided at the February 12, 2015 Board meeting.  Among the matters considered by the Board, including the Independent Trustees, in connection with the approval of the Sub-Advisory Agreement were the following:

Nature, Extent and Quality of Services Provided; Investment Personnel.  The Board considered information provided by Touchstone Advisors regarding the services to be provided by The London Company.  The Board considered The London Company’s level of knowledge and investment style.  The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Capital Growth Fund and considered the services provided by The London Company with respect to another series of the Trust.

Profitability.  The Board took into consideration information provided with respect to the financial condition of The London Company and any direct and indirect benefits to be derived by The London Company’s relationship with the Capital Growth Fund.  In considering the anticipated level of profitability to The London Company, the Board noted the proposed contractual undertaking of Touchstone Advisors to maintain expense limitations for the Capital Growth Fund and also noted that the sub-advisory fee under the Sub-Advisory Agreement would be paid by Touchstone Advisors out of the advisory fee that it receives from the Fund, and that the sub-advisory fee was negotiated at arm’s length between Touchstone Advisors and The London Company.  As a consequence, the anticipated level of profitability to The London Company from its relationship with the Capital Growth Fund was not a substantial factor in the Board’s deliberations.  For similar reasons, the Board did not consider potential economies of scale in The London Company’s management of the Capital Growth Fund to be a substantial factor in its consideration, although the Board noted that the proposed sub-advisory fee schedule contains breakpoints that would reduce the sub-advisory fee rate on assets above specified levels.

Sub-Advisory Fee.  The Board considered that the Capital Growth Fund would pay an advisory fee to Touchstone Advisors and that Touchstone Advisors would pay a sub-advisory fee to The London Company.  The Board received information comparing The London Company’s proposed sub-advisory fee to the sub-advisory fee paid to the current sub-advisor to the Capital Growth Fund, noting that the proposed sub-advisory fee schedule for The London Company had fewer and different breakpoints compared to the sub-advisory fee schedule for the Capital Growth Fund and could result in higher sub-advisory fees at certain asset levels (and lower advisory fees at other asset levels) but which would result in the same sub-advisory fee at current asset levels.  The Board considered the amount of the advisory fee to be retained by Touchstone Advisors and the amount to be paid to The London Company with respect to the various services each provided.

Performance.  The Board considered The London Company’s investment performance with respect to its large-cap core composite strategy.  The Board noted the Touchstone complex’s history with The London Company, its positive-to-strong due diligence assessment across all five elements of Touchstone Advisors’ asset management evaluation process, and its in-depth and proven research and investment process.  The Board reviewed The London Company’s investment performance, highlighting the firm’s strong performance in the large-cap core strategy.  The Board was mindful of Touchstone Advisors’ focus on the performance of sub-advisors, including The London Company, and Touchstone Advisors’ attention to instances of underperformance.  Based upon its review, the Board concluded that the Capital Growth Fund’s proposed sub-advisory fee was reasonable in light of the services to be received by the Fund from The London Company.

Conclusion.  The Board reached the following conclusions regarding the Sub-Advisory Agreement:  (a) The London Company is qualified to manage the Capital Growth Fund’s assets in accordance with the Fund’s investment goal and policies; (b) The London Company maintains an appropriate compliance program; (c) the Fund’s proposed sub-advisory fee is reasonable in relation to the fees of similar funds and the services to be provided by The London Company; and (d) The London Company’s proposed investment strategies are appropriate for pursuing the investment goal of the Fund.  In considering the approval of the Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors.  Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement was in the best interests of the Capital Growth Fund.

Description of the Sub-Advisory Agreement

A form of the Sub-Advisory Agreement is attached to this Proxy Statement/Prospectus as Exhibit E.  The contractual terms and conditions of the Sub-Advisory Agreement are similar to those of the Prior Sub-Advisory Agreement between Ashfield and Touchstone Advisors, except the sub-advisory fee schedule.  The sub-advisory fees are paid by Touchstone Advisors, and not by the Capital Growth Fund directly.  Therefore, the change in sub-advisors does not impact the investment advisory fees paid by the Capital Growth Fund.  A summary of several important provisions of the Sub-Advisory Agreement is set forth below and is qualified in its entirety by reference to Exhibit E.

General.  The London Company will manage the investment and reinvestment of the portion of the assets of the Capital Growth Fund allocated to it by Touchstone Advisors (“Fund Assets”), subject to and in accordance with the investment goal, policies, and restrictions of the Fund and in conformity with the Fund’s currently effective registration statement.  The London Company will make all determinations with respect to the investment of the Fund Assets and the purchase and sale of portfolio securities.  The London Company also will determine the manner in which voting rights, rights to consent to corporate action and any other rights pertaining to the Fund Assets will be exercised.  The London Company will provide regular reports to the Board.  The London Company will place orders for portfolio transactions on behalf of the Capital Growth Fund in accordance with Trust policies and shall be responsible for obtaining the most favorable price and execution available for the Fund.

Compensation.  Pursuant to the terms of the Sub-Advisory Agreement, Touchstone Advisors will pay The London Company a monthly fee based on the average daily net assets of the Capital Growth Fund, without regard to any total expense limitation of the Trust or Touchstone Advisors.  The sub-advisory fee is computed and accrued daily.

The sub-advisory fee rate payable to The London Company was negotiated at arms-length, based on a variety of factors, including the value of the services to be provided, the investment characteristics of the Capital Growth Fund relative to other similar funds and the fees charged to comparable products within the industry. There will be no change in the advisory fee rate paid by the Capital Growth Fund to Touchstone Advisors as a result of the appointment of The London Company as the sub-advisor to the Fund.

Liability.  The London Company has agreed to indemnify and hold harmless the Trust, Touchstone Advisors and all of their affiliated persons against any and all direct losses, claims, damages, or liabilities (including reasonable legal and other expenses) incurred by reason of or arising out of:  (a) The London Company being in material violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the Capital Growth Fund’s registration statement or any written guidelines or instruction provided in writing by the Board, or (b) The London Company’s willful misfeasance, bad faith or gross negligence generally in the performance of its duties under the Sub-Advisory Agreement or its reckless disregard of its obligations and duties under the Sub-Advisory Agreement.

Limit on Trust Liability.  The London Company agrees that (i) the Trust’s obligations to The London Company under the Sub-Advisory Agreement (or indirectly under the Advisory Agreement) shall be limited in any event to the Fund Assets and (ii) The London Company shall not seek satisfaction of any such obligation from the shareholders of the Capital Growth Fund, other than Touchstone Advisors, nor from any Trustee, officer, employee or agent of the Trust.

Term.  The terms of the Sub-Advisory Agreement provide for it to remain in effect through April 30, 2017, and, unless earlier terminated, will continue from year to year thereafter, provided that each such continuance is approved annually (i) by the majority of the Board or by the vote of a majority of the outstanding voting securities of the Capital Growth Fund, and, in either case, (ii) by a majority of the Independent Trustees.

Amendment.  The Sub-Advisory Agreement may be amended at any time by the parties to the Sub-Advisory Agreement, subject to approval by the Board and, if required by applicable SEC rules and regulations, a vote of the majority of the outstanding voting securities of the Capital Growth Fund affected by such change.

Termination.  The Sub-Advisory Agreement may be terminated at any time, without payment of any penalty, (i) by Touchstone Advisors upon not more than sixty (60) days’ nor less than thirty (30) days’ prior written notice; (ii) by The London Company upon not less than sixty (60) days’ written notice; or (iii) by the Trust upon either (y) the majority vote of the Board or (z) the affirmative vote of a majority of the outstanding voting securities of the Capital Growth Fund.  The Sub-Advisory Agreement will terminate automatically in the event of its “assignment” as such term is defined under the 1940 Act.  The same termination terms applied to the Prior Sub-Advisory Agreement.

Information About the Sub-Advisor

The London Company has served as sub-advisor to the Large Cap Fund since the Fund’s inception on July 9, 2014.  The London Company will serve as sub-advisor to the Capital Growth Fund effective as of the close of business on April 30, 2015.  As sub-advisor, The London Company makes investment decisions for the Funds and also ensures compliance with the Funds’ investment policies and guidelines.  As of December 31, 2014, The London Company had approximately $9 billion in assets under management and advisement.

The name and principal occupation of the principal executive officers of The London Company are listed below:

Name and Address	Principal Occupation
Stephen Goddard, CFA London Company of Virginia d/b/a The London Company 1801 Bayberry Court Suite 301 Richmond, Virginia 23226	Founder, Managing Principal, Chief Investment Officer, Lead Portfolio Manager

Jonathan T. Moody London Company of Virginia d/b/a The London Company 1801 Bayberry Court Suite 301 Richmond, Virginia 23226	Principal/Portfolio Manager

Andrew J. Wetzel London Company of Virginia d/b/a The London Company 1801 Bayberry Court Suite 301 Richmond, Virginia 23226	Chief Compliance Officer, Principal

Other Information

Changes to Principal Investment Strategies, Risks and Benchmark Index.  At its meeting on February 12, 2015, in connection with the appointment of The London Company as sub-advisor to the Capital Growth Fund, the Board of the Trust also approved certain changes to the Capital Growth Fund’s principal investment strategies.

Prior to the close of business on February 19, 2015, Ashfield served as sub-advisor to the Capital Growth Fund and managed the Fund’s investment portfolio in accordance with a large-cap growth strategy.  Effective as of the close of business on April 30, 2015, the Capital Growth Fund’s investment portfolio will be managed in accordance with The London Company’s large-cap core composite strategy.  The London Company’s strategy focuses on large-cap companies, like Ashfield’s strategy.  However, The London Company’s investment style is a core, rather than a growth, investment style, which is typically defined as a blend between value and growth.  These changes to the Capital Growth Fund’s investment strategies are intended to facilitate the management of the Capital Growth Fund’s investment portfolio in accordance with The London Company’s large-cap core composite strategy.

Accordingly, effective as of the close of business on April 30, 2015, the following will constitute the Capital Growth Fund’s principal investment strategies:

The Capital Growth Fund invests, under normal market conditions, at least 80% of its assets in common stocks of large capitalization U.S. listed companies.  This is a non-fundamental investment policy that the Fund can change upon 60-day prior notice to shareholders.  For purposes of the Capital Growth Fund, a large capitalization company has a market capitalization within the range represented in the Russell 1000® Index (between $2.2 billion and $545 billion as of May 31, 2014) at the time of purchase.  The size of the companies in the Russell 1000® Index will change with market conditions.

The Capital Growth Fund sub-advisor, The London Company, seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values. Guiding principles of The London Company’s large-cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share; (2) balance sheet optimization; (3) optimal allocation of investments is essential to good investment results; and (4) low turnover and tax sensitivity enhances real returns.  The London Company utilizes a bottom-up approach in the security selection process.  The London Company screens a large-cap universe against an internally developed quantitative model, scoring companies along several dimensions including return on capital, earnings to enterprise value ratio, and free cash flow yield.  The Sub-Advisor seeks companies that are trading at a 30-40% discount to intrinsic value.  The London Company looks at a company’s corporate governance structure and management incentives to try to ascertain whether management’s interests are aligned with shareholders’ interests.  The London Company seeks to identify the sources of a company’s competitive advantage as well as what levers management has at its disposal to increase shareholder value.  Securities are ultimately added to the Fund when the Sub-Advisor determines that the risk/reward profile of the security has made it attractive to warrant purchase.

The Capital Growth Fund is non-diversified and will typically hold approximately 30 to 40 securities.  The London Company invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.

The London Company generally sells a security when: it becomes overvalued and has reached its price target; the issuer’s fundamentals deteriorate; there is significant trading activity by insiders; or there is a more promising alternative.  The London Company may also sell a security to adjust the Fund’s overall portfolio risk.

In addition, in connection with the change to The London Company’s large-cap core composite strategy, effective as of the close of business on April 30, 2015, (1) preferred stock risk, growth investing risk and sector focus risk, each as described in the Capital Growth Fund’s prospectus, will no longer be principal risks applicable to an investment in the Capital Growth Fund; and (2) the Capital Growth Fund’s benchmark index will change from the Russell 1000® Growth Index, a large-cap growth index, to the Russell 1000® Index, a large-cap index that includes both growth and value stocks.

Officers and Directors.  To the best knowledge of the Trust, as of December 31, 2014, the Trustees and executive officers of the Trust as a group owned less than 1% of the shares of the Capital Growth Fund.

Aggregate Advisory Fees.  During the fiscal year ended June 30, 2014, Touchstone Advisors earned gross investment advisory fees of $1,348,255 for services provided to the Capital Growth Fund, and Touchstone Advisors paid $674,128 in sub-advisory fees to Ashfield with respect to the Fund during the last fiscal year.  If the new Sub-Advisory Agreement had been in effect during the fiscal year ended June 30, 2014, Touchstone Advisors would have paid the same amount of sub-advisory fees with respect to the Fund during that fiscal year.

Information About the Distributor.  Touchstone Securities (the “Distributor”) and the Trust are parties to a distribution agreement (the “Distribution Agreement”) with respect to the Capital Growth Fund.  The Distributor’s principal place of business is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.  The Distributor is a registered broker-dealer, and an affiliate of Touchstone Advisors by reason of common ownership.  For the fiscal year ended June 30, 2014, the Capital Growth Fund paid the Distributor $27,354 and $0 in the form of underwriting and broker commissions and contingent deferred sales charges on the Fund’s Class A and C shares, respectively.

Information About the Administrator.  Touchstone Advisors serves as the Capital Growth Fund’s administrator pursuant to an administrative agreement between the Trust, on the Fund’s behalf, and Touchstone Advisors.  Touchstone Advisors has engaged BNY Mellon Investment Servicing (US) Inc., located at 4400 Computer Drive, Westborough, Massachusetts 01581, to serve as the Trust’s sub-administrator.  For the fiscal year ended June 30, 2014, the Capital Growth Fund paid Touchstone Advisors $312,571 in administration fees.

Portfolio Transactions.  There were no affiliated brokerage transactions for the Capital Growth Fund’s most recently completed fiscal year end.

Shareholders Sharing the Same Address.  If two or more shareholders share the same address, only one copy of this Proxy Statement/Prospectus is being delivered to that address, unless the Trust has received contrary instructions from one or more of the shareholders at that shared address.  Upon written or oral request, the Trust will deliver promptly a separate copy of this Proxy Statement/Prospectus to a shareholder at a shared address.  Please call (800) 543-0407 or forward a written request to the Trust, P.O. Box 9878, Providence, Rhode Island 02940 if you would like to (1) receive a separate copy of this Proxy Statement/Prospectus; (2) receive your annual reports or information statements separately in the future; or (3) request delivery of a single copy of annual reports or information statements if you are currently receiving multiple copies at a shared address.

EXHIBIT A:  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of                     , 2015, among Touchstone Large Cap Fund (the “Acquiring Fund”), a series of Touchstone Strategic Trust (the “Trust”), a Massachusetts business trust; Touchstone Capital Growth Fund (the “Acquired Fund,” and collectively with the Acquiring Fund, the “Funds”), a series of the Trust; and Touchstone Advisors, Inc. (for purposes of paragraph 9.1 only of this Agreement).  The Trust has its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

WHEREAS, the reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class C, Class Y and Institutional Class voting shares of beneficial interest, with no par value per share, of the Acquiring Fund (the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (ii) the pro rata distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions in this Agreement;

WHEREAS, the parties intend that this Agreement be a plan of reorganization and that the Reorganization shall qualify as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder;

WHEREAS, the Acquired Fund and the Acquiring Fund are each a separate investment series of an open-end registered management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Acquired Fund owns securities that generally are assets of the type and character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquired Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, has determined that the Reorganization will be in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted in value as a result of the Reorganization;

WHEREAS, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, has determined that the Reorganization will be in the best interests of the Acquired Fund and its shareholders and that the interests of the shareholders of the Acquired Fund will not be diluted in value as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements in this Agreement, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR

THE ACQUIRING FUND SHARES AND ASSUMPTION OF ACQUIRED FUND

LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND

1.1          THE EXCHANGE.  Subject to the terms and conditions of this Agreement and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets as set forth in paragraph 1.2 to the Acquiring Fund.  The Acquiring Fund agrees in exchange for the Acquired Fund’s assets (i) to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume all of the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the Closing provided for in paragraph 3.1.

1.2          ASSETS TO BE ACQUIRED.  The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund as of the Closing (as defined below).

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date thereof.  The Acquired Fund represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of portfolio securities, purchases and redemptions of Acquired Fund shares, the payment of its normal operating expenses and the distribution of its net income and net capital gain.  The Acquired Fund reserves the right to buy and sell any securities or other assets in accordance with its investment objective and policies.

1.3          LIABILITIES TO BE ASSUMED.  The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Valuation Time (as defined below).  The Acquiring Fund shall assume all of the Acquired Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence as of the Closing.

1.4          LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing as is practicable (the “Liquidation Date”), (a) the Acquired Fund will completely liquidate and distribute pro rata to the Acquired Fund’s shareholders of record of each class, determined as of the Closing (the “Acquired Fund Shareholders”), the Acquiring Fund Shares of the corresponding class (as set forth in paragraph 2.3) received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will proceed to terminate in accordance with applicable laws of the Commonwealth of Massachusetts as set forth in paragraph 1.8 below.  Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund

Shareholders and representing the respective pro rata number of the Acquiring Fund Shares, by class, due such shareholders.  All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund and will be null and void.  The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange; Acquiring Fund Shares distributed to Acquired Fund Shareholders will be reflected on the books of the Acquiring Fund as uncertificated shares.

1.5          OWNERSHIP OF SHARES.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.  Acquiring Fund Shares will be issued in the manner described in the Proxy Statement/Prospectus on Form N-14 (the “Proxy Statement/Prospectus”), which will be distributed to shareholders of the Acquired Fund as described in paragraph 2.3.

1.6          TRANSFER TAXES.  Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of the Closing shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7          REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

1.8          TERMINATION.  The Trust shall take all necessary and appropriate steps under applicable law to terminate the Acquired Fund promptly following the Closing and the making of all distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1          VALUATION OF ASSETS.  The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund and the amount of the Acquired Fund’s liabilities to be assumed by the Acquiring Fund shall be computed as of the close of business on the New York Stock Exchange on the business day immediately preceding the Closing Date (the “Valuation Time”), using the valuation procedures set forth in the Trust’s Declaration of Trust and the Acquired Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2          VALUATION OF SHARES.  The net asset value per share of each class of the Acquiring Fund and the Acquired Fund shall be the net asset value per share of such class of such Fund computed as of the Valuation Time, using the valuation procedures set forth in the Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3          SHARES TO BE ISSUED.  The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Acquired Fund’s net assets shall be determined with respect to each class by multiplying the outstanding shares of such class of the Acquired Fund by the ratio computed by dividing the net asset value per share of such class of the Acquired Fund by the net asset value per share of the corresponding class of the Acquiring Fund (as set forth below) as of the Valuation Time, determined in accordance with paragraph 2.2.  Shareholders of record of Class A Shares of the Acquired Fund at the Closing shall be credited with full and fractional Class A Shares of the Acquiring Fund.  Shareholders of record of Class C Shares of the Acquired Fund at the Closing shall be credited with full and fractional Class C Shares of the Acquiring Fund.  Shareholders of record of Class Y Shares of the Acquired Fund at the Closing shall be credited with full and fractional Class Y Shares of the Acquiring Fund.  Shareholders of record of Institutional Class Shares of the Acquired Fund at the Closing shall be credited with full and fractional Institutional Class Shares of the Acquiring Fund.

2.4          DETERMINATION OF VALUE.  All computations of value shall be made by BNY Mellon Investment Servicing (US) Inc., the Acquiring Fund’s and the Acquired Fund’s accounting agent, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund and the Acquired Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1          CLOSING DATE.  The closing of the Reorganization (the “Closing”) shall take place on or about                         , 2015 or such other date as the parties may agree to in writing (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place simultaneously as of 8:00 a.m. Eastern Time on the Closing Date unless otherwise provided.  The Closing shall be held as of 8:00 a.m. Eastern Time at the offices of the Trust, or at such other time or place as the parties hereto may agree.

3.2          EFFECT OF SUSPENSION IN TRADING.  In the event that on the day on which the Valuation Time occurs (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that an accurate determination of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such other date as the parties hereto may agree.

3.3          TRANSFER AGENT’S CERTIFICATE.  The Acquired Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number, class and percentage ownership of outstanding shares owned by each such shareholder as of the Closing.  The Acquiring Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Secretary of the Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each Fund shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other Fund or its counsel may reasonably request.

3.4          CUSTODIAN’S CERTIFICATE.  The Acquired Fund shall cause the custodian for the Acquired Fund to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that:  (a) the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.  The Acquiring Fund shall cause the Custodian for the Acquiring Fund to deliver to the Acquired Fund at the Closing a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Acquired Fund’s portfolio securities, cash and any other assets on the Closing Date.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1          REPRESENTATIONS OF THE ACQUIRED FUND.  The Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a)           The Acquired Fund is a separate investment series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of Massachusetts.

(b)           The Acquired Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, is in full force and effect.

(c)           The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Commission and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements, in light of the circumstances under which they were made, not misleading.

(d)           The Acquired Fund is not, and the execution, delivery, and performance of this Agreement will not result, in violation of any provision of the Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

(e)           The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it on or prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3.

(f)            Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the Reorganization.  The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the Reorganization or the transactions contemplated herein.

(g)           The audited financial statements of the Acquired Fund dated June 30, 2014 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(h)           The financial statements of the Acquired Fund as of December 31, 2014 and for the period then ended are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(i)            Since the date of the financial statements referred to in subsection (h) above, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.  For the purposes of this subparagraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(j)            All federal, state, local and other tax returns and reports of the Acquired Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects.  All federal, state, local and other taxes of the Acquired Fund required to be paid (whether or not shown as due on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes as of the date of the financial statements referred to in subsections (g) and (h) above are properly reflected on such financial statements.  To the Acquired Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquired Fund, and no assessment or deficiency for taxes, interest, additions to tax or penalties has been asserted against the Acquired Fund.

(k)           For each taxable year of its operations (including the taxable year ending on the Closing Date), the Acquired Fund has been or will be treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, has met or will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been and will be eligible to compute and has computed and will compute its federal income tax under Section 852 of the Code, and will have distributed on or prior to the Closing Date all its investment company taxable income (determined without regard to the deduction for dividends paid), the excess of its interest income excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code, and its net capital gain (as such terms are defined in the

Code) after reduction for any available capital loss carryover as of the Closing Date, in each case that has accrued or will accrue on or prior to the Closing Date.

(l)            The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(m)          All issued and outstanding shares of the Acquired Fund are, and at the Closing will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund.  All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3.  The Acquired Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquired Fund shares, nor is there outstanding any security convertible into any Acquired Fund shares.

(n)           At the Closing, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(o)           The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust’s Board of Trustees and, subject to the approval of the Acquired Fund shareholders, this Agreement constitutes a valid and legally binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(p)           The information furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the Reorganization is accurate and complete in all material respects and complies in all material respects with applicable federal securities and other laws and regulations.

(q)           The Acquired Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of the Proxy Statement/Prospectus, all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act in connection with the Reorganization.  The Proxy Statement/Prospectus included in the Registration Statement (other than information that relates to the Acquiring Fund and any other fund described other than the Acquired Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

4.2          REPRESENTATIONS OF THE ACQUIRING FUND.  The Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a)           The Acquiring Fund is a separate investment series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of Massachusetts.

(b)           The Acquiring Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)           The current prospectus and statement of additional information, as of the date of the Proxy Statement/Prospectus, of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements, in light of the circumstances under which they were made, not misleading.

(d)           The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust’s Declaration of Trust or By-Laws, or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)           Except as otherwise disclosed in writing to the Acquired Fund and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the Reorganization.  The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the Reorganization or the transactions contemplated herein.

(f)            The audited financial statements of the Acquiring Fund dated June 30, 2014 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(g)           The financial statements of the Acquiring Fund as of December 31, 2014 and for the period then ended are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(h)           Since the date of the financial statement referred to in subsection (g) above, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund.  For the purposes of this subparagraph (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(i)            All federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects.  All federal, state, local and other taxes of the Acquiring Fund required to be paid (whether or not shown as due on any such return or report) have been paid or provision shall have been made for the payment thereof and any such unpaid taxes as of the date of the financial statements referred to in subsections (f) and (g) above are properly reflected on such financial statements.  To the Acquiring Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment or deficiency for taxes, interest, additions to tax or penalties has been asserted against the Acquiring Fund.

(j)            For each taxable year of its operation, the Acquiring Fund has been treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to compute and has computed its federal income tax under Section 852 of the Code.  In addition, the Acquiring Fund will satisfy each of the foregoing with respect to its taxable year that includes the Closing Date.

(k)           All issued and outstanding Acquiring Fund shares are, and at the Closing will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund.  The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares.

(l)            The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust’s Board of Trustees and, subject to the approval of the Acquired Fund shareholders, this Agreement constitutes a valid and legally binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(m)          The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund.

(n)           The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the Reorganization is accurate and complete in all material respects and complies in all material respects with applicable federal securities and other laws and regulations.

(o)           The Proxy Statement/Prospectus included in the Registration Statement (only as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(p)           The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1          OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include purchases and redemptions of shares, customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

5.2          SHAREHOLDER MEETING.  The Acquired Fund will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3          INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued are not being acquired for the purpose of making any distribution other than in accordance with the terms of this Agreement.

5.4          ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5          FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the Reorganization, including any actions required to be taken after the Closing Date.

5.6          TAX STATUS OF REORGANIZATION.  It is the intention of the parties hereto that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code.  Except as otherwise expressly provided in this Agreement, none of the Trust, the Acquired Fund, or the Acquiring Fund shall take any action or cause any action to be taken (including without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.  At or prior to the Closing, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Vedder Price P.C. to render the tax opinion contemplated in this Agreement.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the Reorganization shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it at or before the Closing, and, in addition, the following further condition:

6.1          All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date of this Agreement and as of the Closing with the same force and effect as if made at and as of the Closing.  The Acquiring Fund shall have delivered to the Acquired Fund at the Closing a certificate executed in its name by the Trust’s President or Vice President, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the Reorganization shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it at or before the Closing and, in addition, the following conditions:

7.1          All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct as of the date of this Agreement and as of the Closing with the same force and effect as if made at and as of the Closing.  The Acquired Fund shall have delivered to the Acquiring Fund at the Closing a certificate executed in its name by the Trust’s President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2          The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing, certified by the Treasurer or Assistant Treasurer of the Trust.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING

FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied at or before the Closing with respect to the Acquired Fund or the Acquiring Fund, the other Fund shall, at its option, not be required to consummate the Reorganization:

8.1          This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust’s Declaration of Trust and the 1940 Act.  Notwithstanding anything in this Agreement to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the condition set forth in this paragraph 8.1.

8.2          On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the Reorganization.

8.3          All required consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the Reorganization shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party  may for itself waive any of such conditions.

8.4          The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act.

8.5          The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund’s shareholders at least all of the Acquired Fund’s investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), the excess of the Acquired Fund’s interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code for all taxable years or periods ending on or before the Closing Date, and all of the Acquired Fund’s net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods ending on or before the Closing Date (after reduction for any available capital loss carryforward).

8.6          Each of the Acquiring Fund and the Acquired Fund shall have received an opinion of Vedder Price P.C. substantially to the effect that, for federal income tax purposes:

(a)           The transfer by the Acquired Fund of substantially all its assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of substantially all the liabilities of the Acquired Fund, immediately followed by the pro rata, by class, distribution of all the Acquiring Fund Shares so received by the Acquired Fund to the Acquired Fund’s shareholders of record in complete liquidation of the Acquired Fund, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code and the Acquiring Fund and the Acquired Fund will each be “a party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)           No gain or loss will be recognized by the Acquiring Fund upon the receipt of substantially all the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of substantially all the liabilities of the Acquired Fund.

(c)           No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all its assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of substantially all the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares so received to the Acquired Fund’s shareholders solely in exchange for such shareholders’ shares of the Acquired Fund in complete liquidation of the Acquired Fund.

(d)           No gain or loss will be recognized by the Acquired Fund’s shareholders upon the exchange, pursuant to the Reorganization, of all their shares of the Acquired Fund solely for Acquiring Fund Shares.

(e)           The aggregate basis of the Acquiring Fund Shares received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor by such shareholder.

(f)            The holding period of the Acquiring Fund Shares received by each Acquired Fund shareholder in the Reorganization will include the period during which the shares of the Acquired Fund exchanged therefor were held by such shareholder, provided such Acquired Fund shares were held as capital assets at the effective time of the Reorganization.

(g)           The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Acquired Fund immediately before the effective time of the Reorganization.

(h)           The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on the Acquired Fund, the Acquiring Fund or any Acquired Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized for federal income tax purposes (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations, and such representations as Vedder Price P.C. may reasonably request.  The Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.6.

ARTICLE IX

EXPENSES

9.1          Except as otherwise provided, all expenses of the Reorganization incurred by the Acquired Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Touchstone Advisors, Inc., the investment advisor to the Trust and the Funds.  Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in each state in which the Acquired Fund shareholders are residents as of the date of the mailing of the Proxy Statement/Prospectus to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) shareholder solicitation costs.

9.2          Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Acquired Fund or the Acquiring Fund, as the case may be, as a regulated investment company within the meaning of Section 851 of the Code.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1        The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty, or covenant not set forth in this Agreement and that this Agreement constitutes the entire agreement between the Funds.

10.2        The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the Reorganization.

ARTICLE XI

TERMINATION

11.1        This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Acquired Fund.  In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing because:

(a)           of a breach by the other of any representation, warranty, or agreement contained in this Agreement to be performed at or prior to the Closing, if not cured within 30 days; or

(b)           a condition in this Agreement expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2        In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Acquired Fund, the Trust, or its Trustees or officers, to the other party, but Touchstone Advisors, Inc. shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII

AMENDMENTS

12.1        This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3        This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions of that state; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

13.4        This Agreement shall bind and inure to the benefit of the Funds and their respective successors and assigns, but no assignment, transfer, or any rights or obligations of this Agreement shall be made by any Fund without the written consent of the other Fund.  Nothing in this Agreement expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5        With respect to the Trust, the names used in this Agreement refer respectively to the Trust and the Funds and, as the case may be, the Trustees, as trustees but not individually or personally, acting in the case of the Trust under organizational documents which are filed in Massachusetts and also on file at the principal office of the Trust.  The obligations of the Trust entered into in the name or on behalf of any of the Trustees, representatives, or agents of the Trust, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the Trust personally, but bind only the property of the applicable Fund and all persons dealing with the Acquired Fund or the Acquiring Fund must look solely to property belonging to the Acquired Fund or the Acquiring Fund, as the case may be, for the enforcement of any claims against the Acquired Fund or the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement, all as of the date first written above.

TOUCHSTONE STRATEGIC TRUST
on behalf of Touchstone Capital Growth Fund

By:

Name:

Title:

TOUCHSTONE STRATEGIC TRUST
on behalf of Touchstone Large Cap Fund

By:

Name:

Title:

For purposes of paragraph 9.1 only:

TOUCHSTONE ADVISORS, INC.

By:

Name:

Title:

EXHIBIT B:  FUNDAMENTAL INVESTMENT LIMITATIONS

A fundamental investment limitation cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.  Each Fund has the same fundamental investment limitations, which are set forth below.  Each Fund is a non-diversified fund.

	Large Cap Fund	Capital Growth Fund
Borrowing Money/Senior Securities	The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.(1)	The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.(1)

Underwriting

The Fund may not underwrite the securities of other issuers. This restriction does not prevent a Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether a Fund may be considered to be an underwriter under the Securities Act of 1933, as amended.

The Fund may not underwrite the securities of other issuers. This restriction does not prevent a Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether a Fund may be considered to be an underwriter under the Securities Act of 1933, as amended.

Concentration of Investments

The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit a Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations.

The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit a Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations.

Real Estate

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or

	Large Cap Fund	Capital Growth Fund
	investing in securities that are secured by real estate or interests therein.	investing in securities that are secured by real estate or interests therein.

Commodities

The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Loans

The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering repurchase agreements, lending portfolio securities or investing in loans, including assignments and participation interests.(2)

The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering repurchase agreements, lending portfolio securities or investing in loans, including assignments and participation interests.(2)

(1)                       In complying with the fundamental investment restriction regarding borrowing and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(2)                       In complying with the fundamental investment restriction with regard to making loans, the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may:  (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Fund’s Prospectus or SAI.

Several of these investment limitations include the defined term “1940 Act Laws, Interpretations and Exemptions.” This term means the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to a Fund.

With respect to each Fund, the following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

1.                                      Borrowing.  The 1940 Act allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

2.                                      Senior Securities.  Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness.  The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

3.                                      Underwriting.  Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.  Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

4.                                      Lending.  Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.  The Fund’s current investment policy on lending is as follows:  the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may:  (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements that are collateralized fully; and (iii) engage in securities lending as described in its SAI.

EXHIBIT C:  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The shareholders of the Capital Growth Fund at the close of business on the Record Date will be entitled to be present and vote at the Special Meeting with respect to shares of the Capital Growth Fund owned as of the Record Date.  As of the Record Date, the total number of shares of each of the Capital Growth Fund and the Large Cap Fund outstanding and, in the case of the Capital Growth Fund, entitled to vote was as follows:

Fund	Number of Shares
Touchstone Capital Growth Fund
Class A	76,028.424
Class C	10,900.310
Class Y	6,471,781.995
Institutional Class	22,656.326
Total	6,581,367.055

Touchstone Large Cap Fund
Class A	36,059.505
Class C	71,023.802
Class Y	659,400.554
Institutional Class	7,561,167.643
Total	8,327,651.504

As of the Record Date, the Officers and Trustees of the Trust owned less than 1% of any class of the Capital Growth Fund or the Large Cap Fund.

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding classes of the Capital Growth Fund and the Large Cap Fund.  A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.

Fund	Name and Address	Class of Shares	Number of Shares	Percentage of Ownership of Class of Fund before the Reorganization	Percentage of Ownership of Combined Large Cap Fund after the Reorganization

Touchstone Capital Growth Fund	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	Class A Shares	40,672.415	53.50%	45.49%

	American Enterprise Inv Svcs A/C 1651-2788 707 2nd Avenue South Minneapolis, MN 55402	Class A Shares	5,192.185	6.83%*	5.81%*

	American Enterprise Inv Svcs A/C 5313-8826 707 2nd Avenue South Minneapolis, MN 55402	Class A Shares	4,305.785	5.66%*	4.82%*

	LPL Financial Omnibus Customer Account Attn Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121	Class C Shares	3,892.996	35.71%	11.00%

	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	Class C Shares	3,351.222	30.74%	8.87%

Fund	Name and Address	Class of Shares	Number of Shares	Percentage of Ownership of Class of Fund before the Reorganization	Percentage of Ownership of Combined Large Cap Fund after the Reorganization

	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F Attn: Department Manager 499 Washington Blvd 9th Fl Jersey City, NJ 07310-2055	Class C Shares	1,855.221	17.02%	4.91%

	Raymond James Omnibus for Mutual Funds House Acct Firm 92500015 Attn Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716	Class C Shares	1,092.490	10.02%	2.89%

	MLPF & S For the Sole Benefit of Its Customers Attn Fund Administration 4800 Deer Lake Dr East-2nd Flr Jacksonville, FL 32246	Class C Shares	562.827	5.16%	1.49%

	Charles Schwab & Co Inc Reinvest Account Attn Mutual Fund Department 101 Montgomery St San Francisco, CA 94104-4151	Class Y Shares	1,128,038.474	17.43%	16.81%

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Jersey City, NJ 07310-2010	Class Y Shares	813,209.352	12.57%	12.12%

	Citizens Bank & Trust Company Ttee FBO Ardmore Animal Care Inc PO Box 277 10 West Main Street Ardmore, OK 73402-0277	Institutional Class Shares	20,171.248	89.03%*	0.73%*

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Jersey City, NJ 07310-2010	Institutional Class Shares	2,350.950	10.38%	0.09%

Fund	Name and Address	Class of Shares	Number of Shares	Percentage of Ownership of Class of Fund before the Reorganization		Percentage of Ownership of Combined Large Cap Fund after the Reorganization

Touchstone Large Cap Fund	LPL Financial Omnibus Customer Account Attn Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121	Class A Shares	9,362.971	25.97%		7.95%

	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F Attn: Department Manager 499 Washington Blvd 9th Fl Jersey City, NJ 07310-2055	Class A Shares	9,242.144	25.63%		3.84%

	BNYM I S Trust Co Cust IRA FBO Bruno Sferra 420 5th Ave Hubbard, OH 44425-2213	Class A Shares	2,419.490	6.71	%*	1.00	%*

	NFS LLC Febo NFS/FMTC Rollover IRA FBO Russell Lee Wright PO Box D Tilghman, MD 21671	Class A Shares	2,348.940	6.51	%*	0.97	%*

	Joseph Corneille 13107 Geoffry Dr Warren, MI 48088-3628	Class A Shares	2,235.587	6.20	%*	0.93	%*

	BNYM I S Trust Co Cust IRA FBO Julia A Boron 317 5th Street NW North Canton, OH 44720	Class A Shares	1,887.750	5.24	%*	0.78	%*

	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	Class C Shares	26,384.217	37.15%		26.43%

	RBC Capital Markets LLC Allen H Carney Individual Retirement Account 15968 W Pinchot Ave Goodyear, AZ 85395-8194	Class C Shares	5,708.849	8.04	%*	5.72	%*

Fund	Name and Address	Class of Shares	Number of Shares	Percentage of Ownership of Class of Fund before the Reorganization		Percentage of Ownership of Combined Large Cap Fund after the Reorganization

	RBC Capital Markets LLC Bipin H Shah Individual Retirement Account 401(K) Rollover 5213 Colonial Way Oceanside, CA 92057-1813	Class C Shares	5,444.646	7.67	%*	5.45	%*

	RBC Capital Markets LLC Bipin H Shah Individual Retirement Account Pension Rollover 5213 Colonial Way Oceanside, CA 92057-1813	Class C Shares	4,355.717	6.13	%*	4.36	%*

	RBC Capital Markets Corp FBO Robert Galvin Roth IRA N9323 County A Crivitz, WI 54114	Class C Shares	4,311.153	6.07	%*	4.32	%*

	Charles Schwab & Co Inc 101 Montgomery St San Francisco, CA 94104	Class Y Shares	352,559.590	53.47%		1.91%

	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F Attn: Department Manager 499 Washington Blvd 9th Fl Jersey City, NJ 07310-2055	Class Y Shares	63,878.240	9.69%		0.35%

	Western & Southern Life Insurance Company 400 Broadway Ms 80 Cincinnati, OH 45202	Institutional Class Shares	4,059,928.976	53.69	%*	53.25	%*

	Western Southern Financial Group Attn Ms 80- Investment Accounting 400 Broadway Cincinnati, OH 45202	Institutional Class Shares	2,235,481.641	29.56	%*	29.32	%*

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Jersey City, NJ 07310-2010	Institutional Class Shares	664,113.717	8.78%		8.71%

Fund	Name and Address	Class of Shares	Number of Shares	Percentage of Ownership of Class of Fund before the Reorganization		Percentage of Ownership of Combined Large Cap Fund after the Reorganization

	Stephen McCarthy Goddard and Cheryl G Goddard JTWROS 8857 River Rd Richmond, VA 23229	Institutional Class Shares	597,092.186	7.90	%*	7.83	%*

* Shares are held beneficially

EXHIBIT D:  FORM OF INTERIM SUB-ADVISORY AGREEMENT

FORM OF INTERIM SUB-ADVISORY AGREEMENT

TOUCHSTONE CAPITAL GROWTH FUND

TOUCHSTONE STRATEGIC TRUST

This INTERIM SUB-ADVISORY AGREEMENT (the “Agreement”) is made as of February 20, 2015, between TOUCHSTONE ADVISORS, INC., an Ohio corporation (the “Advisor”), and RUSSELL IMPLEMENTATION SERVICES INC., a Washington corporation (the “Interim Sub-Advisor”).

WHEREAS, the Advisor is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and has been retained by Touchstone Strategic Trust (the “Trust”), a Massachusetts business trust organized pursuant to an Agreement and Declaration of Trust dated May 19, 1993, as amended, and registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”), to provide investment advisory services with respect to certain assets of the Touchstone Capital Growth Fund (the “Fund”); and

WHEREAS, the Interim Sub-Advisor also is an investment adviser registered under the Advisers Act and a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”); and

WHEREAS, the Advisor desires to retain the Interim Sub-Advisor to furnish it with portfolio management services in connection with the Advisor’s investment advisory activities on behalf of the Fund, and the Interim Sub-Advisor is willing to furnish such services to the Advisor and the Fund;

NOW THEREFORE, in consideration of the terms and conditions hereinafter set forth, it is agreed as follows:

1.                                      Appointment of the Interim Sub-Advisor.  In accordance with and subject to the Investment Advisory Agreement between the Trust and the Advisor, attached hereto as Exhibit A (the “Advisory Agreement”), the Advisor hereby appoints the Interim Sub-Advisor to manage the investment and reinvestment of that portion of the assets of the Fund allocated to it by the Advisor (the “Fund Assets”), in conformity with the Investment Guidelines attached as Schedule A to this Agreement and subject to the Fund’s currently effective prospectus and statement of additional information, as amended (the “Disclosure Documents”), and subject to the control and direction of the Advisor and the Trust’s Board of Trustees (the “Board”), for the period and on the terms hereinafter set forth.  The Interim Sub-Advisor hereby accepts such employment and agrees during such period to render the services and to perform the duties called for by this Agreement for the compensation herein provided.  The Interim Sub-Advisor shall at all times maintain its registration as an investment adviser under the Advisers Act and shall otherwise comply in all material respects with all applicable laws and regulations, both state and federal.  The Interim Sub-Advisor shall for all purposes herein be deemed an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust or the Fund.

2.                                      Duties of the Interim Sub-Advisor.  The Interim Sub-Advisor will provide the following services and undertake the following duties:

a.                               The Advisor shall provide Interim Sub-Advisor with a statement of the investment objectives and policies of the Fund Assets and any specific investment restrictions applicable thereto, as amended from time to time (the “Investment Guidelines”), and with the investment restrictions, objectives, strategies and policies set forth in the Fund’s Disclosure Documents. The Investment Guidelines, as may be amended, are hereby incorporated into this Agreement. The Interim Sub-Advisor will manage the investment and reinvestment of the Fund Assets, subject to and in accordance with the Investment Guidelines, as set forth in Schedule A, and in conformity with the Fund’s Disclosure Documents and any directions which the Advisor or the Trust’s Board may give with respect to the Fund. In furtherance of the foregoing, the Interim Sub-Advisor will make all determinations with respect to the investment of the Fund Assets and the purchase and sale of portfolio securities and shall take such steps as may be necessary or advisable to implement the same. The Interim Sub-Advisor also will determine the manner in which voting rights, rights to consent to corporate action, and any other rights pertaining to the portfolio securities will be exercised. The Interim Sub-Advisor will render regular reports to the Trust’s Board and to the Advisor (or such other advisor or advisors as the Advisor shall engage to assist it in the evaluation of the performance and activities of the Interim Sub-Advisor). Such reports shall be made in such form and manner and with respect to such matters regarding the Fund and the Interim Sub-Advisor as the Trust or the Advisor shall request; provided, however, that in the absence of extraordinary circumstances, the individual primarily responsible for management of Fund Assets for the Interim Sub-Advisor will not be required to attend in-person more than one meeting per year with the Trust’s Board. The Interim Sub-Advisor may utilize the services of a third-party to research and vote proxies on its behalf and on behalf of the Fund. The Interim Sub-Advisor shall not have custody of any of the assets of the Fund, is not authorized to provide the Fund with legal or tax advice, and is not authorized to engage the Fund in any legal proceedings, including responding to class action claims; provided, however, that the Interim Sub-Advisor shall promptly forward any notices it receives relating to class action claims to the Fund’s custodian or other duly designated Fund agent. The Interim Sub-Advisor shall assist the custodian or other duly designated Fund agent in evaluating such securities litigation claims, as reasonably requested in writing, but the Interim Sub-Advisor will not be responsible for filing such claims. The Advisor acknowledges that the Fund’s custodian or other duly designated Fund agent will be responsible for evaluating and making all decisions regarding securities litigation claims involving securities presently or formerly held by the Fund.

b.                                      The Interim Sub-Advisor has full discretion and authority, to the extent required or permitted by applicable law, and further subject to the additional terms, policies, objectives, and restrictions set forth in this Agreement and the applicable

Schedules, to do any or all of the following: (i) to establish brokerage accounts in the Fund’s name with the Interim Sub-Advisor or other unaffiliated brokers or counterparties to effect securities transactions in connection with the services hereunder, and to exercise full discretionary authority over such accounts; and (ii) to purchase or sell, securities held in the Fund’s investment accounts.

In connection with these transactions, the Interim Sub-Advisor may (i) negotiate, amend, execute and deliver any agreements or documents the Interim Sub-Advisor considers necessary or desirable for the purpose of entering into these securities transactions; and (ii) deliver to counterparties, on the behalf of the Fund representations, warranties, and covenants, along with such financial information regarding the Fund as such counterparties may reasonably request.

c.                                       All transactions will be conducted in the manner described in the Interim Sub-Advisor’s Trading Practices, attached as Schedule B. In addition, the Interim Sub-Advisor may, to the extent permitted by applicable law and regulations, aggregate purchase and sale orders of securities placed with respect the Fund Assets with similar orders being made simultaneously for other accounts managed by the Interim Sub-Advisor or its affiliates, if, in the Interim Sub-Advisor’s reasonable judgment, such aggregation shall result in an overall economic benefit to the Fund, taking into consideration the selling or purchase price, brokerage commissions, and other expenses. In the event that a purchase or sale the Fund Assets occurs as part of any aggregate sale or purchase order, the objective of the Interim Sub-Advisor and any of its affiliates involved in such transaction shall be to allocate the securities so purchased or sold, as well as expenses incurred in the transaction, among the Fund and other accounts in a fair and equitable manner. Whenever the Fund and one or more other investment advisory clients of the Interim Sub-Advisor have available funds for investment, investments suitable and appropriate for each will be allocated in a manner believed by the Interim Sub-Advisor to be equitable to each. Moreover, it is possible that due to differing investment objectives or for other reasons, the Interim Sub-Advisor and its affiliates may purchase securities of an issuer for one client and at approximately the same time recommend selling or sell the same or similar types of securities for another client, including the Fund.

d.                                      The Interim Sub-Advisor will not arrange purchases or sales of securities between the Fund and other accounts advised by the Interim Sub-Advisor or its affiliates unless (a) such purchases or sales are in accordance with applicable law and regulation (including Rule 17a-7 under the 1940 Act) and the Fund’s policies and procedures, (b) the Interim Sub-Advisor determines the purchase or sale is in the best interests of the Fund, and (c) the Fund’s Board of Trustees has approved these types of transactions.

e.                                       The Interim Sub-Advisor shall promptly notify the Advisor if the Interim Sub-Advisor reasonably believes that the value of any security held by the Fund may not reflect fair value. The Interim Sub-Advisor agrees to provide any pricing information of which the Interim Sub-Advisor is aware to the Advisor and/or any Fund pricing agent to assist in the determination of the fair value of any Fund holdings for which market quotations are not readily available or as otherwise required in accordance with the 1940 Act or the Fund’s valuation procedures for the purpose of calculating the Fund’s net asset value in accordance with procedures and methods established by the Board. The parties hereto recognize that the Interim Sub-Advisor is not an official pricing source.

f.                                        Regulatory Compliance.

(i)                                     The Interim Sub-Advisor agrees to comply with the requirements of the 1940 Act, the Advisers Act, the Securities Act of 1933, as amended (the “1933 Act”), the 1934 Act, the Commodity Exchange Act, and the respective rules and regulations thereunder, as applicable, as well as with all other applicable federal and state laws, rules, regulations, and case law that relate to the services and relationships described hereunder and to the conduct of its business as a registered investment adviser. In selecting the Fund’s portfolio securities and performing the Interim Sub-Advisor’s obligations hereunder, the Interim Sub-Advisor shall cause the Fund to comply with the diversification and source of income requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for qualification as a regulated investment company. The Interim Sub-Advisor shall maintain compliance procedures that it reasonably believes are adequate to ensure the compliance with the foregoing. No supervisory activity undertaken by the Advisor shall limit the Interim Sub-Advisor’s full responsibility for any of the foregoing.

(ii)                                  The Interim Sub-Advisor has adopted a written code of ethics that it reasonably believes complies with the requirements of Rule 17j-1 under the 1940 Act, which it will provide to the Advisor and the Fund. The Interim Sub-Advisor shall ensure that its Access Persons (as defined in the Interim Sub-Advisor’s Code of Ethics) comply in all material respects with the Interim Sub-Advisor’s Code of Ethics, as in effect. Upon request, the Interim Sub-Advisor shall provide the Fund with (i) a copy of the Interim Sub-Advisor’s current Code of Ethics, as in effect, and (ii) a certification that it has adopted procedures reasonably necessary to prevent Access Persons from engaging in any conduct prohibited by the Interim Sub-Advisor’s Code of Ethics. No less frequently than annually, the Interim Sub-Advisor shall furnish a written report, which complies with the requirements of Rule 17j-1, concerning the Interim Sub-Advisor’s Code of Ethics to the Fund and the Advisor. The Interim Sub-Advisor shall respond to requests for information from the Advisor as to violations of the Code by Access Persons and the sanctions imposed by the Interim Sub-Advisor. The Interim Sub-Advisor shall immediately notify the Advisor of any material violation of the Code, whether or not such violation relates to a security held by any Fund.

(iii)                               The Interim Sub-Advisor shall notify the Trust’s Chief Compliance Officer and Advisor immediately upon detection of (i) any material failure to manage any Fund in accordance with its investment objectives and policies or any applicable law; or (ii) any material breach of any of the Fund’s or the Advisor’s policies, guidelines, or procedures. In addition, the Interim Sub-Advisor shall provide a quarterly report regarding its compliance with the Fund’s investment objectives and policies and applicable law, including, but not limited to the 1940 Act, the Code, and the Fund’s and the Advisor’s policies, guidelines, or procedures as applicable to the Interim Sub-Advisor’s obligations under this Agreement. The Interim Sub-Advisor acknowledges and agrees that the Advisor may, in its discretion, provide such quarterly compliance certifications to the Board.  The Interim Sub-Advisor agrees to correct any such failure promptly and to take any action that the Board and/or the Advisor may reasonably request in connection with any such breach. The Interim Sub-Advisor shall also provide the officers of the Trust with supporting certifications in connection with such certifications of Fund financial statements and disclosure controls pursuant to the Sarbanes-Oxley Act of 2002, as amended.  The Interim Sub-Advisor will promptly notify the Trust in the event (i) the Interim Sub-Advisor is served or otherwise receives notice of any action, suit, proceeding, inquiry, or investigation, at law or in equity, before or by any court, public board, or body, involving the affairs of the Trust (excluding class action suits in which the Fund is a member of the plaintiff class by reason of the Fund’s ownership of shares in the defendant) or the compliance by the Interim Sub-Advisor with the federal or state securities laws in connection with the services provided to the Fund under this Agreement or (ii) the controlling stockholder of the Interim Sub-Advisor changes or an actual change in control resulting in an “assignment” (as defined in the 1940 Act) has occurred or is otherwise proposed to occur.

(iv)                              The Interim Sub-Advisor shall maintain separate books and detailed records of all matters pertaining to the Fund Assets advised by the Interim Sub-Advisor as required by Rule 31a-1 under the 1940 Act (other than those records being maintained by the Advisor, custodian, or transfer agent appointed by the Fund) relating to its responsibilities provided hereunder with respect to the Fund, and shall preserve such records for the periods and in a manner prescribed therefore by Rule 31a-2 under the 1940 Act (the “Fund Books and Records”).  The Fund Books and Records shall be available to the Advisor and the Board at any time upon request shall be delivered to the Trust, at the Advisor’s expense, upon the termination of this Agreement and shall be available for telecopying without delay during any day the Fund is open for business.  The Interim Sub-Advisor may retain a copy of the Fund Books and Records for its own recordkeeping purposes.

g.                                       The Interim Sub-Advisor shall provide support to the Advisor with respect to the marketing of the Fund, including but not limited to:  (i) permission to use the Interim Sub-Advisor’s name as provided in Section 5; (ii) permission to use the past performance and investment history of the Interim Sub-Advisor with respect to a composite of other funds managed by the Interim Sub-Advisor that are comparable, in investment objective and composition, to the Fund; (iii) access to the individual(s) responsible for day-to-day management of the Fund for marketing conferences, teleconferences, and other activities involving the promotion of the Fund, subject to the reasonable request of the Advisor; and (iv) permission to use biographical and historical data of the Interim Sub-Advisor and individual manager(s).

h.                                      The Interim Sub-Advisor will, in the name of the Fund, place orders for the execution of all portfolio transactions in accordance with the policies with respect thereto set forth in the Fund’s Disclosure Documents.  When placing orders with brokers and dealers, the Interim Sub-Advisor’s primary objective shall be to obtain the most favorable price and execution available for the Fund, and in placing such orders the Interim Sub-Advisor may consider a number of factors, including, without limitation, the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.  Consistent with the Conduct Rules of the Financial Industry Regulatory Authority, and subject to seeking most favorable price and execution and compliance with Rule 12b-1(h) under the 1940 Act, the Interim Sub-Advisor may select brokers and dealers to execute portfolio transactions of the Fund that promote or sell shares of the Fund.  The Interim Sub-Advisor is specifically authorized, to the extent authorized by law (including, without limitation, Section 28(e) of the 1934 Act,  to pay a broker or dealer who provides research services to the Interim Sub-Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting such transaction, in recognition of such additional research services rendered by the broker or dealer, but only if the Interim Sub-Advisor determines in good faith that the excess commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of the particular transaction or the Interim Sub-Advisor’s overall responsibilities with respect to discretionary accounts that it manages, and that the Fund derives or will derive a reasonable benefit from such research services.  The Interim Sub-Advisor will present a written report to the Board, at least quarterly, indicating total brokerage expenses, actual or imputed, as well as the services obtained in consideration for such expenses, broken down by broker-dealer and containing such information as the Board reasonably shall request.

i.                                          The Interim Sub-Advisor shall maintain errors and omissions insurance coverage in an appropriate amount and shall provide prior written notice to the Trust (i) of any material changes in its insurance policies or insurance coverage; or (ii) if any material claims will be made on its insurance policies related to the services provided to the Trust under this Agreement.  Furthermore, the Interim Sub-Advisor shall, upon reasonable request, provide the Trust with any information it may reasonably require concerning the amount of or scope of such insurance.

j.                                         In the event of any reorganization or other change in the Interim Sub-Advisor, its investment principals, supervisors, or members of its investment (or comparable) committee, the Interim Sub-Advisor shall give the Advisor and the Board written notice of such reorganization or change within a reasonable time (but not later than 30 days) after such reorganization or change.

k.                                      The Interim Sub-Advisor will bear its expenses of providing services to the Fund pursuant to this Agreement except such expenses as are expressly undertaken by the Advisor or the Fund.

3.                                      Compensation of the Interim Sub-Advisor.

a.                                      As compensation for the services to be rendered and duties undertaken hereunder by the Interim Sub-Advisor, the Advisor will pay to the Interim Sub-Advisor a monthly fee equal on an annual basis to         % of the average daily net assets of the Fund without regard to any total expense limitation of the Fund or the Advisor.  Such fee shall be computed and accrued daily.  If the Interim Sub-Advisor serves in such capacity for less than the whole of any period specified in Section 12a, the compensation to the Interim Sub-Advisor shall be prorated.  For purposes of calculating the Interim Sub-Advisor’s fee, the daily value of the Fund Assets shall be computed by the same method as the Trust uses to compute the net asset value of the Fund for purposes of purchases and redemptions of shares thereof.

b.                                      The Interim Sub-Advisor reserves the right to waive all or a part of its fees hereunder.

4.                                      Activities of the Interim Sub-Advisor.  The Interim Sub-Advisor will report to the Trust’s Board (at regular quarterly meetings and at such other times as such Board reasonably shall request, subject to the limitation on personal attendance at such meetings set forth in Section 2a) (i) information regarding any potential conflicts of interest arising by reason of its continuing provision of advisory services to the Fund and to its other accounts, and (ii) such other information as the Board shall reasonably request regarding the Fund, the Fund’s performance, the services provided by the Interim Sub-Advisor to the Fund as compared to its other accounts, and the plans and capability of the Interim Sub-Advisor with respect to providing future services to the Fund and its other accounts. The Interim Sub-Advisor agrees to submit to the Trust a statement defining its policies with respect to the allocation of business among the Fund and its other clients.

The Interim Sub-Advisor has supplied to the Advisor and the Trust copies of its Form ADV with all exhibits and attachments thereto (including the Interim Sub-Advisor’s statement of financial condition) and will hereafter supply to the Advisor, promptly upon the preparation thereof, copies of all amendments or restatements of such document.

5.                                      Representations of the Advisor and the Trust.  The Advisor represents that: (a) the Advisor has been duly appointed by the Board to provide investment services to the Fund Assets as contemplated in this Agreement; (b) the Advisor has all necessary power and authority to execute, deliver, and perform this Agreement on behalf of the Trust, and such execution, delivery and performance will not violate any applicable law, regulation, organizational document, policy or agreement binding on the Trust or its property; (c)  the Trust has the full power and authority to enter into all transactions contemplated under this Agreement, to perform its obligations under such transactions and to authorize the Advisor to procure the Interim Sub-Advisor to enter into such transactions on the Trust’s and Fund’s behalf; (d) the Advisor’s decision to appoint the Interim Sub-Advisor was made in a manner consistent with its fiduciary duties under applicable law and the governing documents, contracts, or other material agreements or instruments governing the Fund’s investment or trading activities; (e) the Advisor will deliver to the Interim Sub-Advisor a true and complete copy of the Fund’s current Disclosure Documents as effective from time to time, such other documents or instruments governing the investments of Fund Assets, and such other information as is necessary for the Interim Sub-Advisor to carry out its obligations under this Agreement; (f) the Trust is a “United States person” within the meaning of Section 7701(a)(30) of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); (g) Information provided by the Advisor to the Interim Sub-Advisor pursuant to this Agreement, including but not limited to Investment Guidelines, policies, restrictions, and identifying information provided to establish accounts with the Interim Sub-Advisor is accurate and complete in every material respect, and (i) the Advisor acknowledges that various members of Russell Investments provide other services, including consulting advice and recommendations with respect to investment strategies and service providers, and that as a matter of policy, such consulting services do not include evaluations, advice or recommendations to use Russell Investments products or services.  If the Trust has or will receive such services, the Advisor represents that (i) it did not rely upon, and was not influenced by, this investment advice as the primary basis for selecting the Interim Investment Advisor to provide the services hereunder; and (ii) it will not rely on such investment advice in considering whether or not to continue the services provided hereunder.  The Advisor will promptly notify the Interim Sub-Advisor if any representation ceases to be accurate or complete in any material respect, and will provide the Interim Sub-Advisor with such other documents or certificates as the Interim Sub-Advisor may reasonably request in connection with the services.  For purposes of this Agreement, “Russell Investments” shall mean Frank Russell Company and its subsidiaries.

6.                                      Use of Names.  Neither the Advisor nor the Trust shall use the name of the Interim Sub-Advisor in any prospectus, sales literature, or other material relating to the Advisor or the Trust in any manner not approved in advance by the Interim Sub-Advisor; provided, however, that the Interim Sub-Advisor will approve all uses of its name which merely refer in accurate terms to its appointment hereunder or which are required by the Securities and Exchange Commission (the “SEC”) or a state securities commission; and provided further, that in no event shall such approval be unreasonably withheld.  The Interim Sub-Advisor shall not use the name of the Advisor or the Trust in any material relating to the Interim Sub-Advisor in any manner not approved in advance by the Advisor or the Trust, as the case may be; provided, however, that the Advisor and the Trust will each approve all uses of their respective names which merely refer in accurate terms to the appointment of the Interim Sub-Advisor hereunder or which are required by the SEC or a state securities commission; and, provided further, that in no event shall such approval be unreasonably withheld.

7.                                      Liability of the Interim Sub-Advisor.  The Interim Sub-Advisor shall indemnify and hold harmless the Trust and all affiliated persons thereof (within the meaning of Section 2(a)(3) of the 1940 Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, the “Interim Sub-Advisor Indemnitees”) against any and all direct losses, claims, damages, or liabilities (including reasonable legal and other expenses) (collectively, “Losses”) incurred by reason of or arising out of: (a) the Interim Sub-Advisor being in material violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the Fund’s Disclosure Documents or any written guidelines or instruction provided in writing by the Board, or (b) the Interim Sub-Advisor’s willful misfeasance, bad faith, or gross negligence generally in the performance of its duties hereunder; or its reckless disregard of its obligations and duties under this Agreement.

8.                              Liability of the Advisor.  The Advisor shall indemnify and hold harmless the Interim Sub-Advisor and all affiliated persons thereof (within the meaning of Section 2(a)(3) of the 1940 Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, the “Advisor Indemnitees”) against any and all direct Losses incurred by reason of or arising out of: (a) the Advisor being in material violation of any applicable federal or state law, rule, or regulation, or (b) the Advisor’s willful misfeasance, bad faith, or gross negligence generally in the performance of its duties hereunder; or its reckless disregard of its obligations and duties under this Agreement.

9.                                      Limitation of Trust’s Liability. The Interim Sub-Advisor acknowledges that it has received notice of and accepts the limitations upon the Trust’s liability set forth in its Declaration of Trust. The Interim Sub-Advisor agrees that (i) the Trust’s obligations to the Interim Sub-Advisor under this Agreement (or indirectly under the Advisory Agreement) shall be limited in any event to the Fund Assets and (ii) the Interim Sub-Advisor shall not seek satisfaction of any such obligation from the holders of shares of the Fund, other than the Advisor, nor from any Trustee, officer, employee, or agent of the Trust.

10.                               Force Majeure. The Interim Sub-Advisor shall not be liable for delays or errors occurring by reason of circumstances beyond its control, including but not limited to acts of civil or military authority, national emergencies, work stoppages, fire, flood, catastrophe, acts of God, insurrection, war, riot, or failure of communication or power supply. In the event of equipment breakdowns beyond its control, the Interim Sub-Advisor shall take all reasonable steps to minimize service interruptions but shall have no liability with respect thereto.

11.                               Confidentiality. Each party expressly undertakes to protect and to preserve the confidentiality of all information and know-how made available under or in connection with this Agreement, or the parties’ activities hereunder that is either designated as being confidential, or which, by the nature of the circumstances surrounding the disclosure, ought in good faith be treated as proprietary or confidential (the “Confidential Information”). Each party shall take reasonable security precautions, at least as great as the precautions it takes to protect its own confidential information but in any event using a reasonable standard of care, to keep confidential the Confidential Information. Neither party shall disclose Confidential Information except: (a) to its employees, directors, officers, legal advisors, or auditors having a need to know such Confidential Information; (b) in accordance with a judicial or other governmental order or when such disclosure is required by law, provided that prior to such disclosure the receiving party shall provide the disclosing party with written notice and shall comply with any protective order or equivalent; or (c) in accordance with a regulatory audit or inquiry, without prior notice to the disclosing party, provided that the receiving party shall obtain a confidentiality undertaking from the regulatory agency where possible.

Neither party will make use of any Confidential Information except as expressly authorized in this Agreement or as agreed to in writing between the parties.  However, the receiving party shall have no obligation to maintain the confidentiality of information that: (a) it received rightfully from another party prior to its receipt from the disclosing party; (b) the disclosing party discloses generally without any obligation of confidentiality; (c) is or subsequently becomes publicly available without the receiving party’s breach of any obligation owed the disclosing party; or (d) is independently developed by the receiving party without reliance upon or use of any Confidential Information.  Each party’s obligations under this clause shall survive for a period of three (3) years following the expiration or termination of this Agreement.

Notwithstanding anything herein to the contrary, each party to this Agreement may disclose any information with respect to the United States federal income tax treatment and tax structure (and any fact that may be relevant to understanding the purported or claimed federal income tax treatment of the transaction) of the transactions contemplated hereby.

12.                               Renewal, Termination and Amendment.

a.                                      This Agreement shall be effective as of February 17, 2015 until the effective date of a sub-advisory agreement approved by an affirmative vote of the Board in reliance on the Trust’s SEC exemptive order from certain requirements of Section 15(a) and Rule 18f-2 of the 1940 Act.

b.                                      This Agreement may be terminated at any time, without payment of any penalty, (i) by the Advisor upon not more than sixty (60) days’ nor less than thirty (30) days’ written notice delivered or mailed by registered mail, postage prepaid, to the Interim Sub-Advisor; (ii) by the Interim Sub-Advisor upon not less than sixty (60) days’ written notice delivered or mailed by registered mail, postage prepaid, to the Advisor; or (iii) by the Trust, without the payment of any penalty, upon either (y) the majority vote of the Board or (z) the affirmative vote of a majority of the outstanding voting securities of the Fund.  This Agreement shall terminate automatically in the event of its assignment.

c.                                       This Agreement may be amended at any time by the parties hereto, subject to approval by the Board and, if required by applicable SEC rules and regulations, a vote of the majority of the outstanding voting securities of the Fund affected by such change, except that the Interim Sub-Advisor may amend Schedule B (Russell Trading Practices) by written notice to the Advisor, and the Advisor may amend Schedule C (Authorized Persons) by written notice to the Interim Sub-Advisor.

d.                                      The terms “assignment,” “interested persons” and “majority of the outstanding voting securities” shall have the meaning set forth for such terms in the 1940 Act.

13.                               Severability.  If any provision of this Agreement shall become or shall be found to be invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby.

14.                                    Notice.  Any notices under this Agreement shall be in writing addressed and delivered personally (or by telecopy) or mailed postage-paid, to the other party at such address as such other party may designate in accordance with this paragraph for the receipt of such notice.  Until further notice to the other party, it is agreed that the address of the Trust and that of the Advisor for this purpose shall be 303 Broadway, Suite 1100, Cincinnati, Ohio 45202 and that the address of the Interim Sub-Advisor shall be 1301 Second Avenue, 18th Floor, Seattle, Washington 98101.

15.                               Miscellaneous.  Each party agrees to perform such further actions and execute such further documents as are necessary to effectuate the purposes hereof. This Agreement shall be construed and enforced in accordance with and governed by the laws of the State of Ohio.  The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.  This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

16.                               Entire Agreement.  This Agreement, including the attached Schedules, constitutes the sole and entire agreement of the parties hereto with respect to the subject matter expressly set forth herein.

17.                               Authorized Persons.  A list of persons duly authorized to act on the Trust’s behalf concerning this Agreement is attached as Schedule C.

18.                               Customer Notification.  By executing this Agreement, the Advisor acknowledges receipt of Part 2 of the Interim Sub-Advisor’s Form ADV prior to signing, as required by the Advisers Act.  Otherwise, the Advisor’s rights under federal law allow termination of this contract without penalty within five (5) business days after entering into this contract.  U.S. law also requires the Interim Sub-Advisor to obtain, verify, and record information that identifies each person or entity that opens an account.  The Interim Sub-Advisor will ask for the Trust’s legal name, principal place of business address, and Taxpayer ID or other identification number, and may ask for other identifying information.

19.                               Counterparts.  This Agreement may be executed by facsimile signature and it may be executed in one or more counterparts, each of which will be deemed an original, but all of which taken together will constitute one and the same instrument.

THE REMAINDER OF THIS PAGE HAS BEEN LEFT INTENTIONALLY BLANK

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed and delivered in their names and on their behalf by the undersigned, thereunto duly authorized, all as of the day and year first above written.

TOUCHSTONE ADVISORS, INC.

BY:

Name:

Title:

BY:

Name:

Title:

RUSSELL IMPLEMENTATION SERVICES INC.

BY:

Name:

Title:

Schedule A

INVESTMENT GUIDELINES

INTERIM MANAGEMENT SERVICES PROGRAM

This Schedule describes the Interim Management Services program (the “Program”) to be provided under the Agreement.  The Program includes a combination of administrative coordination, cash and transaction management, and “overlay” investment advisory services using securities and other instruments designed to keep the Fund’s assets aligned with investment policy or an otherwise specified target for a specified period.

INVESTMENT OBJECTIVE

Russell will manage the Fund to achieve returns similar to the Fund’s benchmark index based on ex ante tracking error while controlling transaction-related expenses through reduced trading. The goal will be to manage the Fund’s risk relative to the Fund’s benchmark index, as measured by the annualized ex ante tracking error, to the Russell 1000 Growth Index(“The Target”); targeting 2.0% tracking error and rebalancing the Fund if tracking error exceeds 2.25%. The Target is determined through various risk optimization models to target the 2.0% tracking error and is also designed to mitigate and reduce other risk, but not all associated risk factors. Russell does not conduct specific research, fundamental analysis, or have an opinion as to the quality of any specific security or investment instrument. Should the Fund’s tracking error exceed 2.25% as measured, at a minimum, on a weekly basis, Russell will re-optimize the Fund back to the 2.0% annualized target under the limitation that any securities purchased are within the Russell 1000 Growth Index’s universe. The minimum number of names to be held will be 50 with a maximum of 200 names.

TIMEFRAME

The expected timeframe of the interim assignment is approximately four months. The Interim Sub-Advisor reserves the right to resign from the interim assignment by providing 30 days advanced written notice.

FEES

There will be a monthly investment management fee of 1 basis points (0.01%) based on the actual number of days (actual/actual) which begins on February 17, 2015. This fee will be assessed monthly.

It is understood that the above pricing is based on our agreement that the Interim Sub-Advisor will conduct the transition at the conclusion of the interim portfolio management assignment.

INTERIM MANAGEMENT SERVICES

The Interim Sub-Advisor will monitor the tracking error     ☒ weekly      ☐ monthly.

The Interim Sub-Advisor will rebalance, if necessary,       ☒ weekly      ☐ monthly when the measured portfolio tracking error exceeds 25 basis points (0.25%) from the target portfolio level tracking error outlined above.

The Interim Sub-Advisor’s interim portfolio management process utilizes various risk models and optimization techniques with the primary goal of reducing portfolio level tracking error as measured versus the specified published benchmark index. This process further attempts to mitigate and reduce other but not all associated risk factors.  While providing interim portfolio management services, the Interim Sub-Advisor does not conduct specific research, fundamental analysis, or have an opinion as to the investment quality of any specific security or investment instrument.   While the optimization process seeks to reduce portfolio level tracking error, it does not eliminate the risk associated with security specific events.

During the interim portfolio management timeframe, the Interim Sub-Advisor will be responsible for corporate actions including proxy materials.  Unless otherwise instructed, the Interim Sub-Advisor’s default for proxy voting is to vote in line with Russell Investments Guidelines.

CONSTRAINTS

☒                                 Limit purchases to securities contained within the benchmark universe (Interim Sub-Advisor default)

☒                                 Limit purchases to not exceed the benchmark weight (Interim Sub-Advisor default)

Cash and cash equivalents should be limited to 5 % of the total portfolio value.

Will the interim assignment include the use of financial futures?        ☐ Yes      ☒ No

Are any residual cash balances to be equitized?       ☐ Yes      ☒  No

For multi-currency portfolios are any currency exposures to be hedged?       ☐ Yes      ☒  No

If yes, please detail below:

REPORTING REQUIREMENTS

☐                                   Monthly portfolio appraisal detailing the holdings

☐                                   Monthly performance report

☐                                   Monthly risk analysis

☐                                   Monthly reconciliation of account(s) with custodian

ELIGIBLE SECURITIES AND INVESTMENTS

The Program can invest in short-term Government securities, short-term cash vehicles, and individual equity, fixed income, or other securities.

RESTRICTIONS

The Program may not:

•                  Use futures for any purpose.

•                  Engage in commodity transactions.

Schedule B

TRADING PRACTICES

Russell Implementation Services Inc. (“Russell”) is a registered investment adviser under the Investment Advisers act of 1940, as amended, and a registered broker dealer under the Securities Exchange Act of 1934, as amended.  The following describes the terms, conditions and trading practices that apply when Russell has been engaged by a client (the “Client”) to effect transactions in securities, futures, currency, swaps and related instruments.

BEST EXECUTION.  Russell seeks “best execution” in performing all of its trading services.  Best execution is a term of art that does not have a single industry accepted definition.  Russell defines best execution as:

The process that is most likely, in Russell’s good faith judgment, to preserve the value of investment decisions within the Client’s stated investment objectives and constraints.

Best execution requires evaluation and management of probabilistic factors that cannot be predicted or controlled effectively on a trade-by-trade basis.  As such, Russell’s process is designed to minimize total expected costs and risks across the distribution of events in an investment cycle.

ORDER AGGREGATION AND ALLOCATION.  Russell may in some cases aggregate sales and purchase orders of securities and other investments for Clients with concurrent trades managed by Russell or its affiliates.  Russell is not obligated to aggregate orders, and will only do so if Russell reasonably believes such aggregation will result in an overall benefit to its Clients, taking into consideration the objective of best execution as defined above.  Aggregated orders are allocated among Russell Clients such that Clients are treated on a fair and equitable basis, and that the interests of some Clients are not placed over those of others.

SECURITIES TRANSACTIONS.  Russell effects transactions in securities including stocks and bonds as follows:

Agency Basis.  Russell acts as agent for its Clients for all transactions.  Russell may consider trades with independent broker-dealers or counterparties who are themselves acting as principal or agent, but Russell will always act in an agency capacity.  Russell may arrange agency cross-transactions where permitted and where such transactions are consistent with the overall implementation strategy.  An arranged agency cross-trade is a trade where Russell presents both sides of the trade, as agent, to an external crossing network, exchange or market place where the price is determined independently.

Broker-Dealers.  Russell has arrangements with a wide network of non-affiliated correspondent broker-dealers and counterparties (collectively, “Broker-Dealers”) and may use any one or more of such Broker-Dealers to perform execution, clearing or other services in relation to trades executed under its Client agreements.  Russell selects and evaluates Broker-Dealers for trading services based on processes designed to achieve best execution as defined above.  These due diligence processes include evaluation of several factors, including quality of execution (measured in terms of net price versus stated benchmarks), market access, technology, and ability to accommodate special transaction needs and Client service.

FUTURES TRANSACTIONS.  Russell manages futures transactions for Clients in several contexts, including Overlay Services, Transition Services and various interim portfolio management and other assignments.  The terms and strategies applied will vary depending on the type of service and the contract, investment guidelines and special restrictions established with the Client, but the following general practices apply:

Designated Brokers.  As an agent, Russell effects all futures transactions in accounts established with a clearing broker selected by agreement of Russell and the Client (the “Designated Broker”).  To establish these account(s), Russell will provide the Client with materials developed by the Designated Broker, including certain disclosure materials related to the risks of futures.  Accounts may be established either directly by the Client, or by Russell on behalf of the Client if the Client executes a Power of Attorney (in the form prescribed by the Designated Broker) authorizing Russell to execute customer agreements and establish such accounts.  Russell may also use execution-only brokers for futures transactions.  Russell manages and maintains the required give-up agreements between clearing and execution-only firms necessary to effect such transactions.

The Designated Broker is responsible for the timely payment of amounts owed to Clients and for the payment of any penalties and interest due to any default by the Designated Broker.  The Client is responsible for ensuring the timely payment of any amounts owed by the Client to the Designated Broker upon instruction from Russell and for payment of any penalties and interest due to any such default on the part of the Client.

Collateral.  The Designated Broker may require initial, variation, maintenance and other required margin in the form of monies, securities or otherwise (“Collateral”) in connection with the Client account.  As provided in the Client agreement, Russell will from time to time execute Collateral transactions and provide (or direct the Client to provide) the Designated Broker with the necessary Collateral.  The collateral will be held in an account at the Designated Broker in the name of the Client.  All interest and earnings on the Collateral belong to the Client and will be delivered to the Client on a periodic basis.

CURRENCY AND SWAP TRANSACTIONS.  Russell effects transactions in currency and swaps as follows:

Counterparty Banks and Prime Brokers.  Russell has arrangements with a wide network of non-affiliated counterparty banks and prime brokers (collectively “Counterparties”) and may use any one or more of such Counterparties to perform execution, clearing or other services in relation to trades executed under Client agreements.  Russell selects and evaluates Counterparties for trading services based on processes designed to achieve best execution.  These due diligence processes include evaluation of several factors, including creditworthiness, quality of execution (measured in terms of proximity to the contemporaneous market price), Client service, market access, technology and ability to accommodate special transaction needs.

Alternative Execution Outlets.  Russell may employ a variety of alternative execution outlets in pursuit of best execution and individual counterparty trade execution systems.

Currency and Swap Collateral.  The Counterparties may require margin in the form of monies, securities or otherwise (“OTC Collateral”) in connection with the Client account.  As provided in the Client agreement, Russell will from time to time execute OTC Collateral transactions and provide (or direct the Client to provide) the Counterparties with the necessary OTC Collateral.  All interest and earnings on the OTC Collateral belong to the Client and will be delivered to the Client on a periodic basis.

FEES AND OTHER CHARGES.  Russell fees related to securities, futures, currency, swap or other transactions, will be on terms separately agreed with the Client for the assignment and may be collected by brokers, counterparties or charged directly.  For securities transactions, brokerage fees include charges for execution, clearing or other services, if any, imposed by the Broker-Dealers, exchanges, ECN’s or other execution venues.  For futures transactions, brokerage fees include charges imposed by the Designated Broker and, if applicable, the execution-only broker, for execution, clearing and other services.  For currency transactions, trading costs and fees are generally reflected in the currency exchange rate.  For swap transactions, fees and charges are generally included in the price of the swap.  For all transactions, fees for taxes, exchange fees, settlement, prime brokerage, transfer, custodial fees and other similar items are borne by the Client.

Schedule C

AUTHORIZED PERSONS

The Advisor hereby certifies that the persons named below have authority to provide instructions in respect to this Agreement.

Interim Sub-Advisor may rely on this authorization until it receives written notice to the contrary.

Name: Jill McGruder
Title: President and CEO of IFS Financial Services, Inc.
Signature:

Name: Steve Graziano
Title: President of Touchstone Advisors, Inc.
Signature:

Name: Tim Paulin
Title: Vice President of Touchstone Advisors, Inc.
Signature:

Certified this 17 day of February, 2015.

EXHIBIT E:  FORM OF SUB-ADVISORY AGREEMENT

FORM OF SUB-ADVISORY AGREEMENT

Touchstone Capital Growth Fund

A series of

Touchstone Strategic Trust

This Sub-Advisory Agreement (the “Agreement”) is made as of                             , 2015, between Touchstone Advisors, Inc. (the “Advisor”), and London Company of Virginia d/b/a The London Company (the “Sub-Advisor”).

WHEREAS, Touchstone Strategic Trust (the “Trust”) is a Massachusetts business trust organized pursuant to an Agreement and Declaration of Trust dated May 19, 1993, as amended, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”); and

WHEREAS, the Advisor is an investment advisor registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and has been retained by the Trust to provide investment advisory services with respect to certain assets of the Touchstone Capital Growth Fund (the “Fund”); and

WHEREAS, the Sub-Advisor also is an investment advisor registered under the Advisers Act; and

WHEREAS, the Advisor desires to retain the Sub-Advisor to furnish it with portfolio management services in connection with the Advisor’s investment advisory activities on behalf of the Fund, and the Sub-Advisor has agreed to furnish such services to the Advisor and the Fund;

NOW THEREFORE, in consideration of the terms and conditions set forth below, it is agreed as follows:

1.                                      Appointment of the Sub-Advisor.  In accordance with and subject to the Investment Advisory Agreement between the Trust and the Advisor, attached as Exhibit A (the “Advisory Agreement”), the Advisor appoints the Sub-Advisor to manage the investment and reinvestment of that portion of the assets of the Fund allocated to it by the Advisor (the “Fund Assets”), in conformity with the Fund’s currently effective registration statement, including its prospectus and statement of additional information, as amended (collectively, the “Disclosure Documents”), and subject to the control and direction of the Advisor and the Trust’s Board of Trustees (the “Board”), for the period and on the terms set forth in this Agreement.  The Sub-Advisor accepts such appointment and agrees during such period to render the services and to perform the duties called for by this Agreement for the compensation provided in Section 3 of this Agreement.  The Sub-Advisor shall at all times maintain its registration as an investment advisor under the Advisers Act and shall otherwise comply in all material respects with all applicable laws and regulations, both state and federal.  For purposes of this Agreement, the Sub-Advisor shall be deemed an independent contractor and shall, except as expressly provided or authorized by written Agreement with the Advisor, Fund, or Trust, have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust or the Fund.

2.                                      Duties of the Sub-Advisor.  The Sub-Advisor will provide the following services and undertake the following duties:

a.                          The Sub-Advisor will manage the investment and reinvestment of the Fund Assets, subject to and in accordance with the investment objectives, policies, and restrictions of the Fund, and in conformity with the Fund’s currently effective Disclosure Documents, and, to the extent they do not contradict the Fund’s currently effective Disclosure Documents, any written directions which the Advisor or the Trust’s Board may give pursuant to this Agreement.  In furtherance of the foregoing, the Sub-Advisor will make all determinations with respect to the investment of the Fund Assets and the purchase and sale of portfolio securities and shall take such steps as may be necessary or advisable to implement the same.  The Sub-Advisor also will determine the manner in which voting rights, rights to consent to corporate action, and any other rights pertaining to the portfolio securities will be exercised.

b.                          As reasonably requested the Sub-Advisor will render regular reports to the Trust’s Board and to the Advisor (or such other service providers as the Advisor shall engage to assist it in the evaluation of the performance and activities of the Sub-Advisor).  Such reports shall be made in such form and manner and with respect to such matters regarding the Fund and the Sub-Advisor as the Trust or the Advisor shall reasonably request; provided, however, that in the absence of extraordinary circumstances, the individual primarily responsible for management of Fund Assets for the Sub-Advisor will not be required to attend in-person more than one meeting per year with the Trust’s Board.

c.                           The Sub-Advisor may utilize the services of a third-party service provider to research and vote proxies on its behalf and on behalf of the Fund.

d.                          The Sub-Advisor shall not have custody of any of the Fund Assets and is not authorized to provide the Fund with legal or tax advice or to engage the Fund in any legal proceedings, including responding to class action claims; provided, however, that the Sub-Advisor shall promptly forward any notices it receives relating to class action claims to the Fund’s custodian or other duly designated Fund agent.  The Sub-Advisor shall assist the custodian or other duly designated Fund agent in evaluating such securities class action claims, as reasonably requested in writing (provided that in so doing the Sub-Advisor shall not incur any extraordinary costs), but the Sub-Advisor will not be responsible for filing such claims.  The Advisor acknowledges that the Fund’s custodian or other duly designated Fund agent will be responsible for evaluating and making all decisions regarding class action claims involving securities presently or formerly held by the Fund.

e.                           The Sub-Advisor may, to the extent permitted by applicable law and regulations, aggregate purchase and sale orders of securities placed with respect to the Fund Assets with similar orders being made simultaneously for other accounts managed by the Sub-Advisor or its affiliates, if, in the Sub-Advisor’s reasonable judgment, such aggregation shall result in an overall economic benefit to the Fund.  In forming this judgment the Sub-Advisor shall consider the selling or purchase price, brokerage commissions, and other expenses.  In the event that a purchase or sale of the Fund Assets occurs as part of any aggregate sale or purchase order, the objective of the Sub-Advisor and any of its affiliates involved in such transaction shall be to allocate the securities so purchased or sold, as well as expenses incurred in the transaction, among the Fund and other accounts in a fair and equitable manner.

f.                            Whenever the Fund and one or more other investment advisory clients of the Sub-Advisor have available funds for investment, investments suitable and appropriate for each will be allocated in a manner believed by the Sub-Advisor to be fair and equitable to each.  Moreover, it is possible that due to differing investment objectives or for other reasons, the Sub-Advisor and its affiliates may purchase securities of an issuer for one client and at approximately the same time recommend selling or sell the same or similar types of securities for another client, including the Fund.

g.                           The Sub-Advisor will not arrange purchases or sales of securities between the Fund and other accounts advised by the Sub-Advisor or its affiliates unless (a) such purchases or sales are in accordance with applicable law and regulation (including Rule 17a-7 under the 1940 Act) and the Fund’s policies and procedures, (b) the Sub-Advisor determines the purchase or sale is in the best interests of the Fund, and (c) the Fund’s Board has approved these types of transactions.

h.                          The Sub-Advisor shall promptly notify the Advisor if the Sub-Advisor reasonably believes that the value of any security held by the Fund and reflected on the books and records of the Fund may not reflect fair value. The Sub-Advisor agrees to provide any pricing information of which the Sub-Advisor is aware to the Advisor and any Fund pricing agent to assist in the determination of the fair value of any Fund holdings for which market quotations are not readily available or as otherwise required in accordance with the 1940 Act or the Fund’s adopted valuation procedures, which may be amended by the Board.  Notwithstanding the foregoing, the parties recognize that the Sub-Advisor is not an official pricing source and has no responsibility for calculating the Fund’s net asset value.

i.                              Regulatory Compliance.

(i)                                     The Sub-Advisor will comply in all material respects with federal and state securities laws, including the 1940 Act, the Advisers Act, the Securities Act of 1933 (the “1933 Act”), the Securities Exchange Act of 1934 (the “1934 Act”), the Commodity Exchange Act of 1936, each as amended, and the rules and regulations adopted by the Securities and Exchange Commission, the Commodities Futures Trading Commission, or state securities regulator that are applicable to a registered investment advisor providing services to registered open-end investment companies including, without limitation, Rule 206(4)-7 under the Advisers Act.

(ii)                                  The Sub-Advisor shall cause the Fund to comply with the diversification and source of income requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for qualification as a regulated investment company.

(iii)                               The Sub-Advisor will cooperate fully with the Trust’s Chief Compliance Officers in the execution of his or her responsibilities to monitor service providers to the Trust pursuant to Rule 38a-1 under the 1940 Act.

(iv)                              Subject to the Advisor’s supervision, the Sub-Advisor will prepare and cause to be filed in a timely manner Form 13F and, if required, Schedule 13G, each under the 1934 Act, with respect to securities held for the account of the Fund.

(v)                                 The Sub-Advisor has adopted a written code of ethics that it reasonably believes complies with the requirements of Rule 17j-1 under the 1940 Act (the “Code of Ethics”). The Sub-Advisor will provide its code of ethics to the Advisor and the Fund.  The Sub-Advisor shall ensure that its Access Persons (as defined in the Sub-Advisor’s Code of Ethics) comply in all material respects with the Sub-Advisor’s Code of Ethics, as in effect.  Upon request, the Sub-Advisor shall provide the Fund with (i) a copy of the Sub-Advisor’s current Code of Ethics, as in effect, and (ii) a certification that it has adopted procedures reasonably necessary to prevent Access Persons from engaging in any conduct prohibited by the Sub-Advisor’s Code of Ethics. No less frequently than annually, the Sub-Advisor shall furnish to the Fund and the Advisor a written report, which complies with the requirements of Rule 17j-1 under the 1940 Act, concerning the Sub-Advisor’s Code of Ethics. The Sub-Advisor shall promptly respond to any requests for information from the Advisor as to violations of the Sub-Advisor’s Code of Ethics by Access Persons and the sanctions imposed by the Sub-Advisor.  The Sub-Advisor shall promptly notify the Advisor of any material violation of the Sub-Advisor’s Code of Ethics, whether or not such violation relates to a security held by the Fund.

(vi)                              The Sub-Advisor shall notify the Trust’s Chief Compliance Officer and Advisor immediately upon detection of (i) any material failure to manage the Fund in accordance with its investment objectives and policies or any applicable law; or (ii) any material breach of any of the Fund’s or the Advisor’s policies, guidelines, or procedures (to the extent such policies, guidelines, or procedures have been provided to the Sub-Advisor).  In addition, the Sub-

Advisor shall provide a quarterly report regarding its compliance with applicable law, including but not limited to the 1940 Act and the Code, and the Fund’s and the Advisor’s investment objectives policies, guidelines, or procedures as applicable to the Sub-Advisor’s obligations under this Agreement. The Sub-Advisor acknowledges and agrees that the Advisor may, in its sole discretion, provide such quarterly compliance certifications to the Board.  The Sub-Advisor agrees to correct any such failure promptly and to take any action that the Board or the Advisor may reasonably request in connection with any such breach. The Sub-Advisor shall also provide the officers of the Trust with supporting certifications in connection with certifications of the Fund’s financial statements and disclosure controls pursuant to the Sarbanes-Oxley Act of 2002, as amended.  The Sub-Advisor will promptly notify the Trust in the event (i) the Sub-Advisor is served or otherwise receives notice of any action, suit, proceeding, inquiry, or investigation, at law or in equity, before or by any court, public board, or body, involving the affairs of the Trust (excluding class action suits in which the Fund is a member of the plaintiff class by reason of the Fund’s ownership of shares in the defendant) or the compliance by the Sub-Advisor with the federal or state securities laws in connection with the services provided to the Fund under this Agreement or (ii) the controlling stockholder of the Sub-Advisor changes or an actual change in control resulting in an “assignment” (as defined in the 1940 Act) has occurred or is otherwise proposed to occur.

(vii)                           The Sub-Advisor shall maintain separate books and detailed records of all matters pertaining to the Fund Assets advised by the Sub-Advisor as required by Rule 31a-1 under the 1940 Act (other than those records being maintained by the Advisor, custodian, or transfer agent appointed by the Fund), and relating to its responsibilities under this Agreement. The Sub-Advisor shall preserve such records for the periods and in a manner prescribed by Rule 31a-2 under the 1940 Act (the “Fund Books and Records”).  The Fund Books and Records shall be available to the Advisor and the Board, which shall be delivered upon request to the Trust, at the Advisor’s expense, upon the termination of this Agreement and shall be available for telecopying without delay during any day the Fund is open for business.  The Sub-Advisor may retain a copy of the Fund Books and Records for its own recordkeeping purposes.

j.                             The Sub-Advisor shall provide support to the Advisor with respect to the marketing of the Fund, including but not limited to:  (i) permission to use the Sub-Advisor’s name as provided in Section 6 of this Agreement; (ii) permission to use the past performance and investment history of the Sub-Advisor with respect to a composite of funds managed by the Sub-Advisor that are comparable, in investment objective and composition, to the Fund; (iii) access to the individual(s) responsible for day-to-day management of the Fund for marketing conferences, teleconferences, and other activities involving the promotion of the Fund, subject to the reasonable request of the Advisor; and (iv) permission to use biographical and historical data of the Sub-Advisor and individual portfolio manager(s).

k.                          The Sub-Advisor will, in the name of the Fund, place orders for the execution of all portfolio transactions in accordance with the policies set forth in the Fund’s Disclosure Documents.  When placing orders with brokers and dealers, the Sub-Advisor’s primary objective shall be to obtain the most favorable price and execution available for the Fund, and in placing such orders the Sub-Advisor may consider a number of factors, including, without limitation, the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range); the financial strength and stability of the broker; the efficiency with which the transaction will be effected; the ability to effect the transaction at all where a large block is involved; and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.  Consistent with the Conduct Rules of the Financial Industry Regulatory Authority, and subject to seeking most favorable price and execution and compliance with Rule 12b-1(h) under the 1940 Act, the Sub-Advisor may select brokers and dealers to execute portfolio transactions of the Fund that promote or sell shares of the Fund.  The Sub-Advisor is specifically authorized, to the extent authorized by law (including, without limitation, Section 28(e) of the 1934 Act), to pay a broker or dealer who provides research services to the Sub-Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting such transaction.  This excess payment (often referred to as “soft dollar” payments) in recognition of such additional research services rendered by the broker or dealer shall only be made if the Sub-Advisor determines in good faith that the excess commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of the particular transaction or the Sub-Advisor’s overall responsibilities with respect to discretionary accounts that it manages, and that the Fund derives or will derive a reasonable benefit from such research services.  The Sub-Advisor will present a written report to the Board, at least quarterly, indicating total brokerage expenses, actual or imputed, as well as the services obtained in consideration for such expenses, broken down by broker-dealer and containing such information as the Board reasonably shall request.

l.                              The Sub-Advisor shall maintain errors and omissions insurance coverage in an appropriate amount and shall provide prior written notice to the Trust (i) of any material changes in its insurance policies or insurance coverage; or (ii) if any material claims will be made on its insurance policies related to the services provided to the Trust under this Agreement.  Furthermore, the Sub-Advisor shall, upon reasonable request, provide the Trust with any information it may reasonably require concerning the amount of or scope of such insurance.

m.                      In the event of any reorganization or other material change in the Sub-Advisor, the Sub-Advisor shall give the Advisor and the Board written notice of such reorganization or change within a reasonable time (but not later than 30 days) after such reorganization or change.

n.                          The Sub-Advisor will bear its expenses of providing services to the Fund pursuant to this Agreement except such expenses as are expressly undertaken by the Advisor or the Fund.

o.                          The Advisor and Sub-Advisor acknowledge and agree that the Sub-Advisor shall be required to provide only the services expressly described in this Agreement, and shall have no responsibility to provide any other services to the Advisor or the Portfolio except as required by law.  The Advisor shall remain responsible for the Funds overall compliance with the 1940 Act, the Code, and all other applicable federal and state laws and regulations.

p.                        The Advisor agrees to provide the Sub-Advisor with such assistance as may be reasonably requested by the Sub-Advisor in connection with its activities under this Agreement, including, without limitation, information concerning the Fund; its cash available, or to become available, for investment; and generally as to the conditions of the Fund or its affairs.

q.                        The Advisor will provide the Sub-Advisor with advance notice of, and the opportunity to comment on, any change in the Funds investment objectives, investment policy risks, and restrictions as stated in the Disclosure Documents, or in any procedures and policies adopted by the Board of the Trust or the Advisor that may affect the Sub-Advisor’s management of the Fund.  The Sub-Advisor shall, in the performance of its duties and obligations under this Agreement, manage the Fund Assets in compliance with such changes following reasonable notice of the effectiveness of such changes from the Advisor. In addition to such notice, the Advisor shall provide to the Sub-Advisor a copy of any amendments or supplements to the Disclosure Documents. The Advisor acknowledges and agrees that the Disclosure Documents will at all times be in compliance with all disclosure requirements under all applicable federal and state laws and regulations relating to the Fund.

r.                           The Advisor acknowledges and agrees that the Sub-Advisor does not guarantee the future performance or any specific level of performance for the Fund Assets, the success of any investment decision or strategy that the Sub-Advisor may use, or the success of the Sub-Advisor’s overall management of the Fund Assets.  The Advisor acknowledges and agrees that investment decisions made with regard to the Fund Assets by the Sub-Advisor are subject to various market, currency, economic, political, and business risks, and that those investment decisions will not always be beneficial to the Fund.  Additionally, there may be loss or depreciation of the value of the Fund Assets because of fluctuation of market values.  These risks will be disclosed in the Fund’s Disclosure Documents.

3.                                      Compensation of the Sub-Advisor.

a.                                      As compensation for the services to be rendered and duties undertaken under this Agreement by the Sub-Advisor, the Advisor will pay to the Sub-Advisor a

monthly fee equal on an annual basis to       % on the first $               of average daily net assets of the Fund,       % on the next $                 of average daily net assets of the Fund, and       % on average daily net assets of the Fund over $                ; without regard to any total expense limitation or other fee waiver applied by the Trust or the Advisor.  Such fee shall be computed and accrued daily.  If the Sub-Advisor serves in such capacity for less than the whole of any period specified in Section 12a of this Agreement, the compensation to the Sub-Advisor shall be prorated.  For purposes of calculating the Sub-Advisor’s fee, the daily value of the Fund Assets shall be computed by the same method as the Trust uses to compute the Fund’s net asset value for purposes of purchases and redemptions of shares.

b.                                      The Sub-Advisor reserves the right to waive all or a part of its fees.

4.                                      Ongoing Reporting of the Sub-Advisor.

a.                                      Financial Reporting. The Sub-Advisor will report to the Board (at regular quarterly meetings and at such other times as the Board reasonably shall request, subject to the limitation on personal attendance at such meetings set forth in Section 2b of this Agreement): (i) the financial condition and financial prospects of the Sub-Advisor, (ii) the nature and amount of transactions that may be reasonably expected to effect the Fund that involve the Sub-Advisor and its affiliates, (iii) information regarding any potential conflicts of interest arising by reason of the Sub-Advisor’s continuing provision of advisory services to the Fund and to its other accounts, and (iv) such other information including but not limited to the performance of the specific strategy used to manage the Fund Assets and the capacity of the Sub-Advisor as it relates to the continuing ability of the Sub-Advisor to accept additional cash flow from the Advisor into the Fund.  Upon request by the Advisor or the Board, the Sub-Advisor agrees to discuss with the Board its plans for the allocation of remaining capacity in the strategy used to manage the Fund, with respect to the Fund and to the Sub-Advisor’s other clients.

The Sub-Advisor will annually provide the Advisor with the Sub-Advisor’s financial statements, unless the Fund’s Board requests reports on a more frequent basis.  For purposes of this paragraph 4(a), “financial statements” shall include the Sub-Advisor’s balance sheet, income statement, and notes to the financial statements.

b.                                      Key Personnel Reporting. The Sub-Advisor agrees to promptly notify the Advisor upon becoming aware of any incapacity, resignation, termination, or other material change of key personnel. For purposes of this paragraph 4(b), “key personnel” include: (i) any portfolio manager of the Fund; and (ii) any chief executive officer, chief compliance officer, chief operations officer, chief investment officer, chief financial officer, chief administration officer, or any other principal or officer of similar title or position with the Sub-Advisor; and (iii) any member of its investment (or comparable) committee.

5.                                      Representations of the Advisor and the Trust.  The Advisor represents that: (a) the Advisor has been duly appointed by the Board to provide investment services to the Fund Assets as contemplated in this Agreement; (b) the Advisor has all necessary power and authority to execute, deliver, and perform this Agreement on behalf of the Trust, and such execution, delivery, and performance will not violate any applicable law, regulation, organizational document, policy, or agreement binding on the Trust or its property; (c) the Trust has the full power and authority to enter into all transactions contemplated under this Agreement, to perform its obligations under such transactions and to authorize the Advisor to procure the Sub-Advisor to enter into such transactions on the Trust’s and Fund’s behalf; (d) the Advisor’s decision to appoint the Sub-Advisor was made in a manner consistent with its fiduciary duties under applicable law and the governing documents, contracts, or other material agreements or instruments governing the Fund’s investment or trading activities; (e) the Advisor will deliver to the Sub-Advisor a true and complete copy of the Fund’s Disclosure Documents, such other documents or instruments governing the investments of Fund Assets, and such other information as is necessary for the Sub-Advisor to carry out its obligations under this Agreement; and (f) the Trust is a “United States person” within the meaning of Section 7701(a)(30) of the Code.

6.                                      Use of Names.

a. Neither the Advisor nor the Trust shall use the name of the Sub-Advisor in any prospectus, sales literature, or other material relating to the Advisor or the Trust in any manner not approved in advance by the Sub-Advisor; provided, however, that the Sub-Advisor will approve all uses of its name which merely refer in accurate terms to its appointment or which are required by the Securities and Exchange Commission (the “SEC”) or a state securities commission; and provided further, that in no event shall such approval be unreasonably withheld.

b. The Sub-Advisor shall not use the name of the Advisor or the Trust in any material relating to the Sub-Advisor in any manner not approved in advance by the Advisor or the Trust, as the case may be; provided, however, that the Advisor and the Trust will each approve all uses of their respective names which merely refer in accurate terms to the appointment of the Sub-Advisor as the Fund’s Sub-Advisor under this Agreement or which are required by the SEC or a state securities commission; and, provided further, that in no event shall such approval be unreasonably withheld.

c. Upon termination of this Agreement in accordance with Section 12, the Advisor shall cease using any references to the Sub-Advisor in Fund and Advisor documents unless such reference is required by law.  Similarly, the Sub-Advisor shall cease using any references to the Advisor or Fund in any documents unless such reference is required by law. For purposes of this paragraph, documents include but are not limited to, marketing materials, regulatory filings, and performance reporting.

7.                                      Liability of the Sub-Advisor.  The Sub-Advisor shall indemnify and hold harmless the Trust, the Advisor, and all their affiliated persons (within the meaning of Section 2(a)(3) of the 1940 Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, the “Sub-Advisor Indemnitees”) against any and all direct losses, claims, damages, or liabilities (including reasonable legal and other expenses) (collectively, “Losses”) incurred by reason of or arising out of: (a) the Sub-Advisor being in material violation of any applicable federal or state law, rule, or regulation or any investment policy or restriction set forth in the Fund’s Disclosure Documents or any written guidelines or instruction provided in writing by the Board; or (b) the Sub-Advisor’s willful misfeasance, bad faith, gross negligence, or its reckless disregard of its obligations and duties under this Agreement.

8.                              Liability of the Advisor.   The Advisor shall indemnify and hold harmless the Sub-Advisor and all affiliated persons (within the meaning of Section 2(a)(3) of the 1940 Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, the “Advisor Indemnitees”) against any and all direct Losses incurred by reason of or arising out of: (a) the Advisor being in material violation of any applicable federal or state law, rule, or regulation; or (b) the Advisor’s willful misfeasance, bad faith, gross negligence, or its reckless disregard of its obligations and duties under this Agreement.

9.                                      Limitation of Trust’s Liability.  The Sub-Advisor acknowledges that it has received notice of and accepts the limitations upon the Trust’s liability set forth in its Declaration of Trust.  The Sub-Advisor agrees that (i) the Trust’s obligations to the Sub-Advisor under this Agreement (or indirectly under the Advisory Agreement) shall be limited in any event to the Fund Assets and (ii) the Sub-Advisor shall not seek satisfaction of any such obligation from the shareholders of the Fund, other than the Advisor, nor from any Trustee, officer, employee, or agent of the Trust.

10.                               Force Majeure.  The Sub-Advisor shall not be liable for delays or errors occurring by reason of circumstances beyond its control, including but not limited to acts of civil or military authority, national emergencies, work stoppages, fire, flood, catastrophe, acts of God, insurrection, war, riot, or failure of communication or power supply.  In the event of equipment breakdowns beyond its control, the Sub-Advisor shall take all reasonable steps to minimize service interruptions.

11.                               Confidentiality.  Each party expressly undertakes to protect and to preserve the confidentiality of all information and know-how made available under or in connection with this Agreement, or the parties’ activities that are either designated as being confidential or which, by the nature of the circumstances surrounding the disclosure, ought in good faith to be treated as proprietary or confidential (collectively, the “Confidential Information”).  Each party shall take reasonable security precautions, at least as great as the precautions it takes to protect its own confidential information but in any event using a commercially reasonable standard of care, to keep confidential the Confidential Information. Neither party shall disclose Confidential Information except:  (a) to its employees, directors, officers, legal advisors, or auditors having a need to know such Confidential Information; (b) in accordance with a judicial or other governmental order or when such disclosure is required by law, provided that prior to such disclosure the receiving party shall provide the disclosing party with written notice and shall comply with any protective order or equivalent; or (c) in accordance with a regulatory audit or inquiry, without prior notice to the disclosing party, provided that the receiving party shall obtain a confidentiality undertaking from the regulatory agency where possible.

Neither party will make use of any Confidential Information except as expressly authorized in this Agreement or as agreed to in writing between the parties.  However, the receiving party shall have no obligation to maintain the confidentiality of information that:  (a) it received rightfully from another party prior to its receipt from the disclosing party; (b) the disclosing party discloses generally without any obligation of confidentiality; (c) is or subsequently becomes publicly available without the receiving party’s breach of any obligation owed the disclosing party; or (d) is independently developed by the receiving party without reliance upon or use of any Confidential Information.  Each party’s obligations under this clause shall survive for a period of three years following the expiration or termination of this Agreement.

Notwithstanding anything to the contrary, each party to this Agreement may disclose any information with respect to the United States federal income tax treatment and tax structure (and any fact that may be relevant to understanding the purported or claimed federal income tax treatment of the transaction) of the transactions contemplated in this Agreement.

12.                               Renewal, Termination and Amendment.

a.                                      This Agreement shall continue in effect, unless sooner terminated under this Agreement, through April 30, 2017; and it shall thereafter continue for successive annual terms provided that such continuance is specifically approved by the parties and, in addition, at least annually by (i) the vote of the holders of a majority of the outstanding voting securities of the Fund or (ii) by vote of a majority of the Trust’s Board including the vote of a majority of the Trustees who are not parties to this Agreement or interested persons of either the Advisor or the Sub-Advisor, cast in person at a meeting called for the purpose of voting on such approval.

b.                                      This Agreement may be terminated at any time, without payment of any penalty, (i) by the Advisor upon not more than 60-day nor less than 30-day prior written notice delivered or mailed by registered mail, postage prepaid, to the Sub-Advisor; (ii) by the Sub-Advisor upon not less than 60-day prior written notice delivered or mailed by registered mail, postage prepaid, to the Advisor; or (iii) by the Trust, upon either (y) the majority vote of the Board or (z) the affirmative vote of a majority of the outstanding voting securities of the Fund.  This Agreement shall terminate automatically in the event of its assignment.

c.                                       This Agreement may be amended at any time by the parties, subject to approval by the Board and, if required by applicable SEC rules and regulations, a vote of the majority of the outstanding voting securities of the Fund affected by such change.

d.                                      The terms “assignment,” “interested persons” and “majority of the outstanding voting securities” shall have the meaning set forth for such terms in the 1940 Act.

13.                               Severability.  If any provision of this Agreement shall become or shall be found to be invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected.

14.                               Notice.  Any notices under this Agreement shall be in writing and sent to the address or facsimile number, as applicable, of the party receiving such notice or instruction and (a) delivered personally; (b) sent by electronic mail (“email”) or facsimile transmission, with notice or confirmation of receipt received; (c) delivered by a nationally recognized overnight courier; or (d) sent by prepaid first-class mail.  Until further notice to the other party, it is agreed that the addresses of the Trust and the Advisor for this purpose shall be 303 Broadway, Suite 1100, Cincinnati, Ohio 45202 and that the address of the Sub-Advisor shall be 1801 Bayberry Court, Suite 301, Richmond, VA 23226.

15.                               Miscellaneous.  Each party agrees to perform such further actions and execute such further documents as are necessary to effectuate the purposes hereof. This Agreement shall be construed and enforced in accordance with and governed by the laws of the State of Ohio.  The captions in this Agreement are included for convenience only and in no way define or delimit any of the Agreement provisions or otherwise affect their construction or effect.  This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which taken together shall constitute one and the same instrument.

16.                               Entire Agreement.  This Agreement, including any attached Schedules, constitutes the sole and entire agreement of the parties with respect to the Agreement’s subject matter.

17.                               Customer Notification.  By executing this Agreement, the Advisor acknowledges that as required by the Advisers Act the Sub-Advisor has supplied to the Advisor and the Trust copies of the Sub-Advisor’s Form ADV with all exhibits and attachments (including the Sub-Advisor’s statement of financial condition) and will promptly supply to the Advisor copies of all amendments or restatements of such document.  Otherwise, the Advisor’s rights under federal law allow termination of this contract without penalty within five business days after entering into this contract.  U.S. law also requires the Sub-Advisor to obtain, verify, and record information that identifies each person or entity that opens an account.  The Sub-Advisor will ask for the Trust’s legal name, principal place of business address, and Taxpayer Identification or other identification number, and may ask for other identifying information.

Signatures on next page.

The parties’ duly authorized officers have signed and delivered this Agreement as of the date first above written.

TOUCHSTONE ADVISORS, INC.

BY:	BY:

Name:	Name:

Title:	Title:

LONDON COMPANY OF VIRGINIA
d/b/a The London Company

BY:	BY:

Name:	Name:

Title:	Title:

STATEMENT OF ADDITIONAL INFORMATION

    , 2015

Touchstone Strategic Trust
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(800) 543-0407

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated     , 2015, relating specifically to the proposed (i) the transfer of all of the assets of Touchstone Capital Growth Fund to Touchstone Large Cap Fund in exchange for shares of Touchstone Large Cap Fund and the assumption by Touchstone Large Cap Fund of all of the liabilities of Touchstone Capital Growth Fund; and (ii) the termination of Touchstone Capital Growth Fund subsequent to the distribution of shares of Touchstone Large Cap Fund to Touchstone Capital Growth Fund’s shareholders in complete liquidation of that Fund.

A copy of the Proxy Statement/Prospectus may be obtained without charge by calling or writing to Touchstone Strategic Trust at the telephone number or address set forth above.  Each transfer is to occur pursuant to an Agreement and Plan of Reorganization.

A. General Information	1
B. Incorporation by Reference	1
C. Pro Forma Financial Information (Unaudited)	2

i

A.                                    General Information

This SAI relates to the proposed (i) the transfer of all of the assets of Touchstone Capital Growth Fund to Touchstone Large Cap Fund in exchange for shares of Touchstone Large Cap Fund and the assumption by Touchstone Large Cap Fund of all of the liabilities of Touchstone Capital Growth Fund; and (ii) the termination of Touchstone Capital Growth Fund subsequent to the distribution of shares of Touchstone Large Cap Fund to Touchstone Capital Growth Fund’s shareholders in complete liquidation of that Fund.

Further information is included in the Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this SAI.

B.                                    Incorporation by Reference

This SAI incorporates by reference the following documents:

(1)                                 Prospectus relating to the Touchstone Capital Growth Fund dated October 30, 2014, as supplemented through the date of this SAI (previously filed on EDGAR, Accession No. 0001104659-14-073376).

(2)                                 Prospectus relating to the Touchstone Large Cap Fund dated October 30, 2014, as supplemented through the date of this SAI (previously filed on EDGAR, Accession No. 0001104659-14-073376).

(3)                                 SAI relating to the Touchstone Capital Growth Fund dated October 30, 2014, as supplemented through the date of this SAI (previously filed on EDGAR, Accession No. 0001104659-14-073376).

(4)                                 SAI relating to the Touchstone Large Cap Fund dated October 30, 2014, as supplemented through the date of this SAI (previously filed on EDGAR, Accession No. 0001104659-14-073376).

(5)                                 Annual Report relating to the Touchstone Capital Growth Fund for the fiscal year ended June 30, 2014 (previously filed on EDGAR, Accession No. 0001144204-14-053922).

(6)                                 Semi-Annual Report (unaudited) relating to the Touchstone Capital Growth Fund for the six months ended December 31, 2014 (previously filed on EDGAR, Accession No. 0001144204-15-012297).

(7)                                 Semi-Annual Report (unaudited) relating to the Touchstone Large Cap Fund for the six months ended December 31, 2014 (previously filed on EDGAR, Accession No. 0001144204-15-012297).

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C.                                    Pro Forma Financial Information (Unaudited)

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated.  These pro forma numbers have been estimated in good faith based on information regarding the Touchstone Capital Growth Fund (the “Acquired Fund”) and the Touchstone Large Cap Fund (the “Acquiring Fund”) as of December 31, 2014, using the fees and expenses information shown in the Semi-Annual Report for the Acquiring Fund.  The Acquired Fund’s information was prepared using the financial information as of and for the six months ended December 31, 2014.  The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Acquired Fund and Acquiring Fund, which are available in their annual (in the case of the Acquired Fund) and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1—Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Acquired Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as if the Reorganization occurred on December 31, 2014.

Acquired Fund	Acquiring Fund
Touchstone Capital Growth Fund, a series of Touchstone Strategic Trust	Touchstone Large Cap Fund, a series of Touchstone Strategic Trust

Note 2—Basis of Pro Forma

The Reorganization will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquired Fund or its shareholders as a direct result of the Reorganization.  The Acquired Fund and the Acquiring Fund are both registered open-end management investment companies.  The Reorganization would be accomplished by the transfer of the assets and the liabilities of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund, pro-rata distribution of such shares of the corresponding class to the shareholders of the Acquired Fund, and liquidation and termination of the Acquired Fund. The table below shows the class and shares that Acquired Fund shareholders would have received had the Reorganization occurred on December 31, 2014.

Acquired Fund Share Class	Acquiring Fund Shares Issued	Acquiring Fund Share Class
Class A	217,662	Class A
Class C	23,511	Class C
Class Y	17,487,597	Class Y
Institutional Class	60,797	Institutional Class

In accordance with U.S. generally accepted accounting principles, for financial reporting purposes, the historical cost basis of the investments received from the Acquired Fund will be carried forward to align with ongoing reporting of the realized and unrealized gains and losses of the surviving fund (which will be the Acquiring Fund) with amounts distributable to shareholders for tax purposes.

Fund	Net Assets	As-of Date
Touchstone Capital Growth Fund (Acquired Fund)	$191,412,865	December 31, 2014
Touchstone Large Cap Fund (Acquiring Fund)	$82,592,681	December 31, 2014
Touchstone Large Cap Fund (Pro Forma Combined Fund)	$274,005,546	December 31, 2014

2

Note 3—Pro Forma Expense Adjustments

The table below reflects adjustments to annual expenses made to the Pro Forma Combined Fund financial information as if the Reorganization had been in effect on the first day of the twelve-month period ended December 31, 2014 using the fees and expenses information shown in the Proxy Statement/Prospectus.  The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and Acquiring Fund and has been prepared in accordance with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect this information.  Percentages presented below are the increase (decrease) in expenses divided by the Pro Forma Combined Fund net assets presented in Note 2.  Actual results could differ from those estimates.  No other significant pro forma effects are expected to result from the Reorganization.

	Fee and Expense Increase (Decrease)
Net Expense Category	Dollar Amount	Percentage
Professional fees(1)	$(17,522)	(0.01)%
Federal and state registration fees(1)	$(13,000)	(0.00	)%(3)
Reports to Shareholders(1)	$(23,500)	(0.01)%
Trustee Fees and Expenses(1)	$(12,994)	(0.00	)%(3)
Other Expenses(1)	$(5,158)	(0.00	)%(3)
Reimbursement(2)	$(178,411)	(0.07)%
Total Pro Forma Net Expense Adjustment	$(250,586)	(0.09)%

(1)                                 Reflects the anticipated reduction of certain duplicative expenses eliminated as a result of the Reorganization.

(2)                                 Reflects the increase in expense reimbursement payments the adviser would have made to the combined fund if the Reorganization had occurred on the first day of the twelve-month period ended December 31, 2014.

(3)                                 Rounds to less than (0.005%).

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended.  No significant changes to any existing contracts of the Acquiring Fund are expected as a result of the Reorganization.

Note 4—Portfolio Repositioning

Because the Acquired Fund and the Acquiring Fund will have substantially the same investment goals and principal investment strategies and will be managed by the same sub-advisor at the time of the Reorganization, no material repositioning costs are expected to be incurred by either Fund as a direct result of the Reorganization, and the Acquiring Fund would not be required to dispose of any securities in order to meet its investment objectives and policies.

Sales of portfolio securities of the Acquired Fund in connection with the sub-advisor change, which takes effect as of the close of business on April 30, 2015, may result in realized capital gains, which may reduce capital loss carryforwards of the Acquired Fund described in Note 7 below and may affect the amount of the distribution(s) that the Acquired Fund is required to declare and pay to its shareholders on or prior to the closing date of the Reorganization. Brokerage commissions and realized capital gains in connection with such repositioning are estimated at $41,351 and $60.9 million, respectively, based on average commission rates normally incurred by the Acquired Fund and market prices as of December 31, 2014.

3

Note 5—Reorganization Costs

Touchstone Advisors, Inc. estimates that expenses for the Reorganization will be approximately $100,000.  These costs represent management’s estimate of professional services fees, printing costs and mailing charges related to the Reorganization.  Touchstone Advisors, Inc. will pay the costs of the Reorganization.

Note 6—Accounting Survivor

The Acquiring Fund will be the accounting survivor.  The surviving fund will have the portfolio manager, portfolio composition, investment goal, expense structure and investment policies and limitations of the Acquiring Fund.

Note 7—Capital Loss Carryforwards

As of June 30, 2014, the Acquiring Fund had no unused capital loss carryforwards, while the Acquired Fund had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the capital loss carryforwards will expire as follows:

2015	2016	2017	Total
$2,882,786	$2,882,786	$1,035,863	$6,801,435

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PART C. OTHER INFORMATION

ITEM 15. INDEMNIFICATION

(a)  Article VI of the Registrant’s Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc.

The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (“disabling conduct”).  Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither “interested persons” of the Company as defined in the Investment Company Act of 1940, as amended nor parties to the proceeding “disinterested, non-party Trustees”), or (b) an independent legal counsel in a written opinion.

Section 6.5 Advances of Expenses.

The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Section 6.6 Indemnification Not Exclusive, etc.

The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled.  As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators, an “interested Covered Person” is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a “disinterested” person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened.  Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

(b)  The Registrant maintains a mutual fund and investment advisory professional and directors and officer’s liability policy.  The policy provides coverage to the Registrant, its trustees and officers and includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.  The Registrant may not pay for insurance that protects the Trustees and officers against liabilities arising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

The advisory agreements and the sub-advisory agreements provide that Touchstone Advisors, Inc. (or a sub-advisor) shall not be liable for any act or omission in the course of rendering services, absent willful misfeasance, bad faith or gross negligence or reckless disregard by Touchstone (or a sub-advisor) of its obligations under the agreement.

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ITEM 16.                                         EXHIBITS

(1)	CHARTER OF THE REGISTRANT

(a)

Restated Agreement and Declaration of Trust dated May 19, 1993 and Amendment No. 1 dated May 24, 1994, Amendment No. 2 dated February 28, 1997 and Amendment No. 3 dated August 11, 1997, are herein incorporated by reference to Exhibit (b)(1) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 002-80859), filed with the SEC on July 31, 1998.

(b)

Amendment No. 4 to Restated Agreement and Declaration of Trust dated February 12, 1998 and Amendments to Restated Agreement and Declaration of Trust dated March 16, 2000 and April 6, 2000 are herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A (File No. 002-80859), filed with the SEC on August 1, 2000.

(c)

Amendments to Restated Agreement and Declaration of Trust dated September 21, 2000 and March 27, 2001 are herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(d)

Amendment to Restated Agreement and Declaration of Trust dated August 28, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 6, 2002.

(e)

Amendment to Restated Agreement and Declaration of Trust dated November 7, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2003.

(f)

Amendment to Restated Agreement and Declaration of Trust dated April 14, 2004 is herein incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 30, 2004.

(g)

Amendment to Restated Agreement and Declaration of Trust dated January 3, 2006 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 1, 2006.

(h)

Amendment to Restated Agreement and Declaration of Trust dated September 30, 2004 is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(i)

Amendment to Restated Agreement and Declaration of Trust dated February 22, 2006 is herein incorporated by reference to Exhibit (a)(9) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(j)

Amendment to Restated Agreement and Declaration of Trust dated August 15, 2006 is herein incorporated by reference to Exhibit (a)(10) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(k)	Amendment to Restated Agreement and Declaration of Trust dated March 22, 2007 is herein incorporated by reference to Exhibit (a)(11) of Post-Effective Amendment No. 70 to Registrant’s

2

Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(l)

Amendments to Restated Agreement and Declaration of Trust are herein incorporated by reference to Exhibit (1)(l) of Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on November 30, 2011.

(m)

Amendment to Restated Agreement and Declaration of Trust is herein incorporated by reference to Exhibit (a)(13) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(n)

Amendment to Restated Agreement and Declaration of Trust dated July 31, 2013 is herein incorporated by reference to Exhibit (a)(14) of Post-Effective Amendment No. 103 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 22, 2014.

(o)

Amendment to Restated Agreement and Declaration of Trust dated April 21, 2014 is herein incorporated by reference to Exhibit (a)(15) of Post-Effective Amendment No. 108 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 9, 2014.

(2)	BY-LAWS OF THE REGISTRANT

(a)

By-Laws and Amendments to By-Laws dated July 17, 1984 and April 5, 1989 are herein incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 31, 1998.

(b)

Amendment to By-Laws adopted on December 2, 2014 is herein incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 114 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2015.

(3)	VOTING TRUST AGREEMENT

Not applicable.

(4)	AGREEMENT AND PLAN OF REORGANIZATION

(a)	Form of Agreement and Plan of Reorganization is filed herewith.

(5)	INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

(a)

Instruments Defining Rights of Security Holders are herein incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(6)	INVESTMENT ADVISORY CONTRACTS

(a)(1)

Advisory Agreement with Touchstone Advisors, Inc. dated May 1, 2000, is herein incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(a)(2)

Amended Schedule 1 dated July 9, 2014 to the Advisory Agreement dated May 1, 2000 between Touchstone Strategic Trust and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (d)(1)(ii) of Post-Effective Amendment No. 108 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 9, 2014.

3

(a)(3)

Amendment to the Advisory Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (6)(c) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182177), filed with the SEC on October 12, 2012.

(b)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management Company, L.P. with respect to the Touchstone Growth Opportunities Fund is herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(c)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management Company, L.P. with respect to the Touchstone Mid Cap Growth Fund is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2010.

(d)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Barrow, Hanley, Mewhinney & Strauss, LLC with respect to the Touchstone Value Fund is herein incorporated by reference to Exhibit (6)(n) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(e)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Copper Rock Capital Partners, LLC with respect to the Touchstone International Small Cap Fund is herein incorporated by reference to Exhibit (6)(o) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(f)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Ibbotson Associates, Inc. with respect to the Touchstone Balanced Allocation Fund, Touchstone Conservative Allocation Fund, Touchstone Growth Allocation Fund and Touchstone Moderate Growth Allocation Fund is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 20, 2012.

(g)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Thompson, Siegel & Walmsley LLC with respect to the Touchstone Small Cap Value Opportunities Fund is herein incorporated by reference to Exhibit (6)(r) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(h)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Focused Fund is herein incorporated by reference to Exhibit (6)(s) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(i)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and ClearArc Capital Inc. (formerly Fifth Third Asset Management, Inc.) with respect to the Touchstone Flexible Income Fund is herein incorporated by reference to Exhibit (6)(w) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182177), filed with the SEC on October 12, 2012.

(j)

Amendment to Sub-Advisory Agreement dated May 31, 2013 between Touchstone Advisors, Inc. and ClearArc Capital, Inc. (formerly Fifth Third Asset Management, Inc.) with respect to the Touchstone Flexible Income Fund is herein incorporated by reference to Exhibit (d)(18)(i) of Post-Effective Amendment No. 98 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2013.

(k)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Barrow, Hanley, Mewhinney & Strauss, LLC with respect to the Touchstone International Value Fund is herein incorporated by reference to Exhibit (6)(y) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182177), filed with the SEC on October 12, 2012.

(l)	Sub-Advisory Agreement dated April 26, 2013 between Touchstone Advisors, Inc. and Apex Capital

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Management, Inc. with respect to the Touchstone Small Cap Growth Value Fund, is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 95 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 29, 2013.

(m)

Sub-Advisory Agreement dated December 31, 2012 between Touchstone Advisors, Inc. and Analytic Investors, LLC with respect to the Touchstone Dynamic Equity Fund is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 98 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2013.

(n)

Sub-Advisory Agreement dated December 31, 2012 between Touchstone Advisors, Inc. and Ashfield Capital Partners, LLC with respect to the Touchstone Capital Growth Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 98 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2013.

(o)

Sub-Advisory Agreement dated April 23, 2014 between Touchstone Advisors, Inc. and Sands Capital Management, LLC with respect to the Touchstone Sands Capital Emerging Markets Growth Fund is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 23, 2014.

(p)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and London Company of Virginia d/b/a The London Company with respect to the Touchstone Large Cap Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 108 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 9, 2014.

(q)

Form of Sub-Advisory Agreement between Touchstone Advisors, Inc. and Rockefeller & Co., Inc. with respect to the Touchstone Sustainability and Impact Equity Fund (formerly the Touchstone Large Cap Growth Fund) is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 114 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2015.

(r)

Form of Interim Sub-Advisory Agreement dated February 20, 2015 between Touchstone Advisors, Inc. and Russell Implementation Services, Inc. with respect to the Touchstone Capital Growth Fund is incorporated by reference to Exhibit (6)(r) of Registrant’s Registration Statement on Form N-14 (File No. 333-202668), filed with the SEC on March 11, 2015.

(s)	Form of Sub-Advisory Agreement between Touchstone Advisors, Inc. and London Company of Virginia d/b/a The London Company with respect to the Touchstone Capital Growth Fund is filed herewith.

(7)	UNDERWRITING AND DISTRIBUTION CONTRACTS

(a)

Distribution Agreement with Touchstone Securities, Inc. is herein incorporated by reference to Exhibit (e)(i) of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(b)

Form of Underwriter’s Dealer Agreement is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 10, 2004.

(8)	BONUS OR PROFIT SHARING PLAN

(a)

Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(9)	CUSTODIAN AGREEMENTS

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(a)

Custodian Agreement with Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(b)

Amended Schedule of Global Services & Charges to the Custody Agreement between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(1)(i) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on October 25, 2013.

(10)	RULE 12B-1 PLAN AND RULE 18F-3 PLAN

(a)

Registrant’s Plans of Distribution Pursuant to Rule 12b-1 for Class A shares and Class C shares are herein incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2000.

(b)

Registrant’s Plan of Distribution Pursuant to Rule 12b-1 for Class B shares is herein incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(c)

Registrant’s Plan of Distribution Pursuant to Rule 12b-1 for Class A shares with respect to the Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone U.S. Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund, Touchstone Focused Fund, Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Flexible Income Fund is herein incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(d)

Registrant’s Plan of Distribution Pursuant to Rule 12b-1 for Class C shares with respect to the Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone U.S. Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund, Touchstone Focused Fund, Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Flexible Income Fund is herein incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(e)

Amended and Restated Rule 18f-3 Plan is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(f)

Amended Schedule A dated July 9, 2014 to the Amended and Restated Rule 18f-3 Plan is herein incorporated by reference to Exhibit (n)(2) of Post-Effective Amendment No. 108 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 9, 2014.

(11)	AN OPINION AND CONSENT OF COUNSEL (AS TO LEGALITY OF THE SECURITIES BEING REGISTERED)

(a)	Opinion of Vedder Price P.C., as to legality of securities being issued, is filed herewith.

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(12)	AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

(a)	Form of Opinion of Vedder Price P.C., supporting the tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus, is filed herewith.

(13)	OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a)

Recordkeeping Agreement is herein incorporated by reference to Exhibit (h)(vii) of Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2004.

(b)

Amended Administration Agreement with Touchstone Advisors, Inc. dated January 1, 2007 is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(c)

Amended and Restated Sub-Administration and Accounting Services Agreement between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. dated January 1, 2015, is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 114 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2015.

(d)

Amended and Restated Transfer Agency Agreement between the Trust and BNY Mellon Investment Servicing (US) Inc. dated January 1, 2015, is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 114 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2015.

(e)(i)

State Filing Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated December 5, 2011 is herein incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(e)(ii)

Amended and Restated Schedule A to the State Filing Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit (13)(h) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(e)(iii)

Amended and Restated Schedule A dated September 6, 2012 to the State Filing Services Agreement dated December 5, 2011 is herein incorporated by reference to Exhibit (13)(o) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182177), filed with the SEC on October 12, 2012.

(f)

Allocation Agreement for Allocation of Fidelity Bond Proceeds is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(g)(i)

Amended and Restated Expense Limitation Agreement dated July 29, 2013 between Touchstone Strategic Trust and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 103 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 22, 2014.

(g)(ii)

Amended Schedule A dated May 1, 2015 to the Amended and Restated Expense Limitation Agreement dated July 29, 2013 between Touchstone Strategic Trust and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(7)(ii) of Post-Effective Amendment No. 114 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2015.

(g)(iii)	Amended Schedule B dated July 9, 2014 to the Amended and Restated Expense Limitation Agreement

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dated July 29, 2013 between Touchstone Strategic Trust and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(7)(iii) of Post-Effective Amendment No. 108 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 9, 2014.

(g)(iv)

Form of Schedule C to the Amended and Restated Expense Limitation Agreement dated July 29, 2013 between Touchstone Strategic Trust and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 103 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 22, 2014.

(h)

Securities Lending Agency Agreement between the Registrant and Brown Brothers Harriman & Co. dated February 1, 2013 is herein incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on October 25, 2013.

(14)	CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(a)	Consent of Ernst & Young LLP is filed herewith.

(15)	OMITTED FINANCIAL STATEMENTS

Not applicable.

(16)	POWERS OF ATTORNEY

(a)

Power of Attorney dated January 3, 2014 is herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 103 to Registrant’s Registration Statement on Form N-1A (002-80859 and 811-03651), filed with the SEC on April 22, 2014.

(17)	ADDITIONAL EXHIBITS

(a)

Statement of Additional Information for the Touchstone Capital Growth Fund and the Touchstone Large Cap Fund filed with the SEC on October 23, 2014 with Post-Effective Amendment No. 112 (File Nos. 002-80859 and 811-03651) and herein incorporated by reference.

(b)

Unaudited financial statements included in the Semi-Annual Report to Shareholders of the Registrant with respect to the Touchstone Capital Growth Fund and the Touchstone Large Cap Fund filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSR on February 26, 2015 and herein incorporated by reference.

(c)

Audited financial statements included in the Annual Report to Shareholders of the Registrant with respect to the Touchstone Capital Growth Fund filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSR on September 3, 2014 and herein incorporated by reference.

(d)	Form of Proxy Card is filed herewith.

ITEM 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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(3) The undersigned Registrant agrees that it shall file a final executed version of the legal opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the closing of the reorganizations contemplated by this registration statement on Form N-14.

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SIGNATURES

As required by the Securities Act of 1933, as amended, this pre-effective amendment no. 1 to the registration statement on Form N-14 has been signed on behalf of the Registrant, in the City of Cincinnati and State of Ohio on the 8th day of April 2015.

TOUCHSTONE STRATEGIC TRUST

By:	/s/ Jill T. McGruder
Jill T. McGruder
President

As required by the Securities Act of 1933, as amended, this pre-effective amendment no. 1 to the registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

*	Trustee	April 8, 2015
Phillip R. Cox

*	Trustee	April 8, 2015
William C. Gale

*	Trustee	April 8, 2015
Susan J. Hickenlooper

*	Trustee	April 8, 2015
Kevin A. Robie

*	Trustee	April 8, 2015
Edward J. VonderBrink

/s/ Jill T. McGruder	Trustee and President	April 8, 2015
Jill T. McGruder

/s/ Terrie A. Wiedenheft	Controller and Treasurer	April 8, 2015
Terrie A. Wiedenheft

* By:	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft
(Attorney-in-Fact Pursuant to Power of Attorney)

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EXHIBIT INDEX

(4)(a)	Form of Agreement and Plan of Reorganization.

(6)(s)	Form of Sub-Advisory Agreement between Touchstone Advisors, Inc. and London Company of Virginia d/b/a The London Company with respect to the Touchstone Capital Growth Fund.

(11)(a)	Opinion of Vedder Price P.C.

(12)(a)	Form of Tax Opinion of Vedder Price P.C.

(14)(a)	Consent of Ernst & Young LLP.

(17)(d)	Form of Proxy Card.

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